UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:

Date of reporting period:	August 31, 2007
November 30

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Dividend
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2007

1.805738.103

ADGF-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.9%
Automobiles - 0.2%
Ford Motor Co.	683,011	$ 5,334
Media - 7.5%
Clear Channel Communications, Inc.	3,915,433	145,889
Time Warner, Inc.	5,856,800	111,162
		257,051
Multiline Retail - 1.1%
Kohl's Corp. (a)	147,200	8,729
Target Corp.	463,175	30,537
		39,266
Specialty Retail - 3.1%
Gap, Inc.	522,800	9,808
Home Depot, Inc.	2,311,095	88,538
Staples, Inc.	318,218	7,558
		105,904
TOTAL CONSUMER DISCRETIONARY		407,555
CONSUMER STAPLES - 5.1%
Food & Staples Retailing - 4.3%
CVS Caremark Corp.	1,676,791	63,416
Wal-Mart Stores, Inc.	1,890,253	82,472
		145,888
Household Products - 0.6%
Procter & Gamble Co.	317,600	20,742
Tobacco - 0.2%
Altria Group, Inc.	92,420	6,415
TOTAL CONSUMER STAPLES		173,045
ENERGY - 6.2%
Energy Equipment & Services - 3.0%
Diamond Offshore Drilling, Inc.	577,520	60,732
GlobalSantaFe Corp.	515,997	36,424
Halliburton Co. (d)	216,200	7,478
		104,634
Oil, Gas & Consumable Fuels - 3.2%
Chesapeake Energy Corp.	428,200	13,814
ConocoPhillips	453,075	37,102
EOG Resources, Inc.	61,800	4,163
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp.	126,600	$ 6,822
Quicksilver Resources, Inc. (a)	100,000	3,995
Ultra Petroleum Corp. (a)	178,800	9,548
Valero Energy Corp.	415,300	28,452
XTO Energy, Inc.	77,100	4,191
		108,087
TOTAL ENERGY		212,721
FINANCIALS - 22.9%
Capital Markets - 1.5%
Bank New York Mellon Corp.	342,472	13,846
Franklin Resources, Inc.	21,400	2,820
Goldman Sachs Group, Inc.	48,400	8,519
KKR Private Equity Investors, LP	131,000	2,535
KKR Private Equity Investors, LP Restricted Depositary Units (e)	493,200	9,543
Merrill Lynch & Co., Inc.	87,554	6,453
State Street Corp.	134,313	8,241
		51,957
Commercial Banks - 2.9%
PNC Financial Services Group, Inc.	733,833	51,640
Wachovia Corp.	1,007,800	49,362
		101,002
Consumer Finance - 0.7%
American Express Co.	414,600	24,304
Diversified Financial Services - 5.5%
Bank of America Corp.	3,555,140	180,174
Citigroup, Inc.	151,386	7,097
		187,271
Insurance - 12.1%
ACE Ltd.	605,300	34,962
AMBAC Financial Group, Inc.	123,500	7,758
American International Group, Inc.	3,289,792	217,126
Genworth Financial, Inc. Class A (non-vtg.)	221,600	6,422
Hartford Financial Services Group, Inc.	946,600	84,162
MBIA, Inc.	222,700	13,362
MetLife, Inc.	455,300	29,162
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
PartnerRe Ltd.	59,600	$ 4,334
The Chubb Corp.	361,200	18,468
		415,756
Thrifts & Mortgage Finance - 0.2%
Fannie Mae	94,081	6,173
TOTAL FINANCIALS		786,463
HEALTH CARE - 18.6%
Biotechnology - 0.2%
Amgen, Inc. (a)	151,300	7,582
Health Care Providers & Services - 7.4%
Cardinal Health, Inc.	3,706,005	253,416
Pharmaceuticals - 11.0%
Johnson & Johnson	3,173,068	196,064
Merck & Co., Inc.	921,395	46,226
Schering-Plough Corp.	1,118,170	33,567
Wyeth	2,185,500	101,189
		377,046
TOTAL HEALTH CARE		638,044
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.8%
General Dynamics Corp.	125,545	9,863
Honeywell International, Inc.	526,700	29,574
Raytheon Co.	390,300	23,941
		63,378
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	251,110	19,049
Industrial Conglomerates - 4.9%
3M Co.	69,200	6,297
General Electric Co.	3,927,414	152,659
Tyco International Ltd.	230,477	10,178
		169,134
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 1.0%
Illinois Tool Works, Inc.	417,126	$ 24,264
Ingersoll-Rand Co. Ltd. Class A	174,000	9,036
		33,300
TOTAL INDUSTRIALS		284,861
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 4.6%
Cisco Systems, Inc. (a)	2,382,800	76,059
Motorola, Inc.	4,309,689	73,049
QUALCOMM, Inc.	212,600	8,481
		157,589
Computers & Peripherals - 5.7%
Dell, Inc. (a)	987,370	27,893
EMC Corp. (a)	628,800	12,362
Hewlett-Packard Co.	1,052,800	51,956
International Business Machines Corp.	870,081	101,530
		193,741
Electronic Equipment & Instruments - 0.3%
Tyco Electronics Ltd. (a)	321,677	11,217
IT Services - 0.8%
Accenture Ltd. Class A	207,840	8,565
The Western Union Co.	932,106	17,552
		26,117
Semiconductors & Semiconductor Equipment - 4.3%
Analog Devices, Inc.	284,400	10,489
Applied Materials, Inc.	1,242,100	26,531
Intel Corp.	2,435,908	62,725
Lam Research Corp. (a)	239,507	12,845
Linear Technology Corp. (d)	485,781	16,512
National Semiconductor Corp.	501,623	13,203
Texas Instruments, Inc.	145,800	4,992
		147,297
Software - 4.2%
BEA Systems, Inc. (a)	847,148	10,335
Microsoft Corp.	2,768,023	79,525
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	2,443,700	$ 49,558
Symantec Corp. (a)	313,011	5,888
		145,306
TOTAL INFORMATION TECHNOLOGY		681,267
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 5.2%
AT&T, Inc.	4,070,150	162,277
Qwest Communications International, Inc. (a)	1,994,200	17,848
		180,125
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp.	697,444	13,196
TOTAL TELECOMMUNICATION SERVICES		193,321
TOTAL COMMON STOCKS (Cost $2,840,431)		3,377,277
Convertible Bonds - 0.5%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 2,520	2,718
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Qwest Communications International, Inc. 3.5% 11/15/25	7,870	13,045
TOTAL CONVERTIBLE BONDS (Cost $10,390)		15,763
Money Market Funds - 1.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.48% (b)	37,050,032	$ 37,050
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	15,568,675	15,569
TOTAL MONEY MARKET FUNDS (Cost $52,619)		52,619
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,903,440)		3,445,659
NET OTHER ASSETS - (0.5)%		(17,348)
NET ASSETS - 100%		$ 3,428,311
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,543,000 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,443
Fidelity Securities Lending Cash Central Fund	55
Total	$ 2,498
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,909,214,000. Net unrealized appreciation aggregated $536,445,000, of which $608,352,000 related to appreciated investment securities and $71,907,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Dynamic Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2007

1.805756.103

ARG-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.2%
Automobiles - 3.1%
Fiat SpA	268,789	$ 7,096,659
Ford Motor Co. (d)	923,600	7,213,316
General Motors Corp.	344,900	10,602,226
Renault SA	38,500	5,193,646
		30,105,847
Hotels, Restaurants & Leisure - 3.1%
Accor SA	226,956	19,482,283
Orient Express Hotels Ltd. Class A	128,700	6,441,435
Paddy Power PLC (Ireland)	94,100	2,839,567
Six Flags, Inc. (a)(d)	205,800	827,316
		29,590,601
Household Durables - 0.8%
Whirlpool Corp.	84,300	8,127,363
Media - 4.9%
Mediacom Communications Corp. Class A (a)	292,064	2,497,147
Pearson PLC	188,600	2,833,534
The Walt Disney Co.	1,266,800	42,564,480
		47,895,161
Multiline Retail - 0.8%
Saks, Inc.	453,800	7,337,946
Specialty Retail - 2.7%
Abercrombie & Fitch Co. Class A	159,100	12,521,170
bebe Stores, Inc.	239,756	3,344,596
Guess?, Inc.	198,200	10,504,600
		26,370,366
Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp. (a)	81,400	7,667,066
TOTAL CONSUMER DISCRETIONARY		157,094,350
CONSUMER STAPLES - 0.9%
Beverages - 0.1%
Remy Cointreau SA	12,600	899,821
Food & Staples Retailing - 0.4%
Tesco PLC	433,800	3,761,738
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.4%
Altria Group, Inc.	47,000	$ 3,262,270
Reynolds American, Inc.	14,500	958,740
		4,221,010
TOTAL CONSUMER STAPLES		8,882,569
ENERGY - 6.9%
Energy Equipment & Services - 2.1%
National Oilwell Varco, Inc. (a)	41,800	5,350,400
Rowan Companies, Inc.	64,700	2,428,838
Schlumberger Ltd. (NY Shares)	127,500	12,303,750
		20,082,988
Oil, Gas & Consumable Fuels - 4.8%
Cameco Corp.	109,800	4,434,421
ConocoPhillips	137,500	11,259,875
Frontier Oil Corp.	136,500	5,600,595
Marathon Oil Corp.	168,900	9,102,021
Sunoco, Inc.	46,400	3,393,696
Tesoro Corp.	46,600	2,298,778
Uranium One, Inc. (a)	204,700	2,225,232
Williams Companies, Inc.	114,800	3,558,800
XTO Energy, Inc.	84,755	4,607,282
		46,480,700
TOTAL ENERGY		66,563,688
FINANCIALS - 5.9%
Capital Markets - 3.4%
E*TRADE Financial Corp. (a)	167,300	2,606,534
Janus Capital Group, Inc.	250,300	6,655,477
Jefferies Group, Inc.	249,400	6,439,508
Man Group plc	954,800	9,502,330
MF Global Ltd.	87,500	2,357,250
T. Rowe Price Group, Inc.	113,400	5,819,688
		33,380,787
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 2.5%
CB Richard Ellis Group, Inc. Class A (a)	531,008	$ 15,675,356
Jones Lang LaSalle, Inc.	74,706	8,343,166
		24,018,522
TOTAL FINANCIALS		57,399,309
HEALTH CARE - 7.4%
Biotechnology - 5.2%
Biogen Idec, Inc. (a)	783,161	49,981,336
Health Care Providers & Services - 0.8%
VCA Antech, Inc. (a)	197,662	8,082,399
Life Sciences Tools & Services - 0.2%
Techne Corp. (a)	33,302	2,098,359
Pharmaceuticals - 1.2%
Elan Corp. PLC sponsored ADR (a)	614,500	11,909,010
TOTAL HEALTH CARE		72,071,104
INDUSTRIALS - 31.2%
Aerospace & Defense - 1.7%
Precision Castparts Corp.	28,000	3,648,680
Raytheon Co.	99,400	6,097,196
Spirit AeroSystems Holdings, Inc. Class A	87,900	3,142,425
United Technologies Corp.	42,400	3,164,312
		16,052,613
Airlines - 10.2%
AMR Corp.	1,619,500	39,693,945
Continental Airlines, Inc. Class B (a)	660,700	21,974,882
Ryanair Holdings PLC sponsored ADR (a)	225,400	9,414,958
UAL Corp. (a)	317,400	15,066,978
US Airways Group, Inc. (a)	412,200	12,757,590
		98,908,353
Building Products - 0.2%
Assa Abloy AB (B Shares)	93,800	1,941,360
Commercial Services & Supplies - 1.0%
Fuel Tech, Inc. (a)	74,467	2,166,990
Stericycle, Inc. (a)	161,536	8,060,646
		10,227,636
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 6.5%
ABB Ltd. sponsored ADR	637,000	$ 15,708,420
Alstom SA	217,800	39,365,820
Schneider Electric SA	63,647	8,454,175
		63,528,415
Industrial Conglomerates - 0.7%
Siemens AG sponsored ADR	51,850	6,496,805
Machinery - 4.2%
Atlas Copco AB (A Shares)	120,400	1,998,753
Cummins, Inc.	100,817	11,938,749
Deere & Co.	84,740	11,529,724
Invensys PLC (a)	760,000	5,237,845
Kennametal, Inc.	67,100	5,412,286
SPX Corp.	47,800	4,304,390
		40,421,747
Road & Rail - 6.7%
Burlington Northern Santa Fe Corp.	278,500	22,600,275
CSX Corp.	116,800	4,788,800
Hertz Global Holdings, Inc.	639,300	14,134,923
Norfolk Southern Corp.	236,100	12,090,681
Union Pacific Corp.	106,300	11,859,891
		65,474,570
TOTAL INDUSTRIALS		303,051,499
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 2.6%
Cisco Systems, Inc. (a)	565,417	18,048,111
Harris Corp.	120,302	7,317,971
		25,366,082
Computers & Peripherals - 1.6%
Apple, Inc. (a)	67,100	9,292,008
Diebold, Inc.	146,900	6,444,503
		15,736,511
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	130,600	4,207,932
DealerTrack Holdings, Inc. (a)	225,895	8,629,189
Equinix, Inc. (a)	46,822	4,144,215
		16,981,336
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.7%
ANADIGICS, Inc. (a)	123,030	$ 2,025,074
Infineon Technologies AG sponsored ADR (a)	469,200	7,319,520
Micron Technology, Inc. (a)	626,900	7,178,005
		16,522,599
Software - 0.7%
Business Objects SA sponsored ADR (a)	146,500	6,432,815
TOTAL INFORMATION TECHNOLOGY		81,039,343
MATERIALS - 8.9%
Chemicals - 6.5%
Airgas, Inc.	101,200	4,677,464
Bayer AG sponsored ADR	53,500	4,229,175
Ecolab, Inc.	72,900	3,037,014
Monsanto Co.	609,800	42,527,452
Syngenta AG sponsored ADR	218,600	8,201,872
		62,672,977
Metals & Mining - 2.4%
Allegheny Technologies, Inc.	81,794	8,129,506
BHP Billiton Ltd. sponsored ADR	52,300	3,302,745
Freeport-McMoRan Copper & Gold, Inc. Class B	70,472	6,160,662
Silver Wheaton Corp. (a)	155,000	1,762,748
Titanium Metals Corp. (a)	123,263	3,864,295
		23,219,956
TOTAL MATERIALS		85,892,933
TELECOMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 6.5%
AT&T, Inc.	411,500	16,406,505
Cbeyond, Inc. (a)	86,411	3,357,931
Qwest Communications International, Inc. (a)	3,592,000	32,148,400
Verizon Communications, Inc.	281,100	11,772,468
		63,685,304
Wireless Telecommunication Services - 4.3%
American Tower Corp. Class A (a)	518,900	20,558,818
Centennial Communications Corp. Class A (a)	371,335	3,490,549
Leap Wireless International, Inc. (a)	72,267	5,239,358
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
MetroPCS Communications, Inc.	133,800	$ 3,651,402
NII Holdings, Inc. (a)	108,351	8,579,232
		41,519,359
TOTAL TELECOMMUNICATION SERVICES		105,204,663
UTILITIES - 1.9%
Gas Utilities - 0.5%
Questar Corp.	105,298	5,261,741
Independent Power Producers & Energy Traders - 1.4%
EDF Energies Nouvelles SA	114,404	7,069,732
International Power PLC	782,566	6,383,664
		13,453,396
TOTAL UTILITIES		18,715,137
TOTAL COMMON STOCKS (Cost $872,187,594)		955,914,595
Nonconvertible Bonds - 0.1%
	Principal Amount
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc.:
7.7% 12/15/49 (a)	$ 1,320,000	69,300
7.9% 12/15/09 (a)	350,000	22,750
8.3% 12/15/29 (a)	3,740,000	243,100
9% 5/15/16 (a)	433,000	22,733
9.75% 5/15/21 (a)	230,000	12,075
10% 8/15/08 (a)	700,000	45,500
10.375% 2/1/11 (a)	350,000	18,375
		433,833
TOTAL NONCONVERTIBLE BONDS (Cost $208,274)		433,833
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 5.48% (b)	22,117,057	$ 22,117,057
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	5,451,400	5,451,400
TOTAL MONEY MARKET FUNDS (Cost $27,568,457)		27,568,457
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $899,964,325)		983,916,885
NET OTHER ASSETS - (1.4)%		(13,585,494)
NET ASSETS - 100%		$ 970,331,391
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,601,937
Fidelity Securities Lending Cash Central Fund	314,650
Total	$ 1,916,587
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $900,369,815. Net unrealized appreciation aggregated $83,547,070, of which $113,448,401 related to appreciated investment securities and $29,901,331 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2007

1.805739.103

EPG-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 3.2%
Distributors - 0.2%
Li & Fung Ltd.	2,514,000	$ 9,318
Hotels, Restaurants & Leisure - 1.3%
BJ's Restaurants, Inc. (a)	154,508	3,500
McCormick & Schmick's Seafood Restaurants (a)	414,733	10,990
McDonald's Corp.	689,900	33,978
Starbucks Corp. (a)	1,070,246	29,485
		77,953
Household Durables - 1.4%
Tele Atlas NV (a)	1,161,800	32,130
TomTom Group BV (a)(d)	799,565	52,024
		84,154
Media - 0.3%
National CineMedia, Inc.	659,714	16,249
TOTAL CONSUMER DISCRETIONARY		187,674
CONSUMER STAPLES - 6.3%
Beverages - 0.6%
PepsiCo, Inc.	509,956	34,692
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	1,307,015	49,431
Walgreen Co.	868,000	39,121
		88,552
Food Products - 1.5%
Nestle SA sponsored ADR	584,400	63,816
Tyson Foods, Inc. Class A	1,227,400	26,450
		90,266
Household Products - 2.7%
Colgate-Palmolive Co.	478,000	31,701
Procter & Gamble Co.	1,973,069	128,861
		160,562
TOTAL CONSUMER STAPLES		374,072
ENERGY - 10.4%
Energy Equipment & Services - 2.6%
Schlumberger Ltd. (NY Shares)	1,572,000	151,698
Oil, Gas & Consumable Fuels - 7.8%
Canadian Natural Resources Ltd.	780,800	53,374
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Oil Sands Trust	427,500	$ 12,343
Chesapeake Energy Corp.	1,313,989	42,389
Copano Energy LLC	149,617	5,834
Denbury Resources, Inc. (a)	253,500	10,084
EnCana Corp.	193,700	11,352
Enterprise Products Partners LP	390,800	11,533
EOG Resources, Inc.	799,100	53,827
Gazprom OAO sponsored ADR	914,025	38,206
Petroplus Holdings AG	184,392	16,016
Ultra Petroleum Corp. (a)	899,782	48,048
Valero Energy Corp.	1,102,000	75,498
Williams Companies, Inc.	2,040,753	63,263
Williams Partners LP	134,600	6,002
XTO Energy, Inc.	313,700	17,053
		464,822
TOTAL ENERGY		616,520
FINANCIALS - 9.7%
Capital Markets - 2.4%
Charles Schwab Corp.	4,050,128	80,193
Franklin Resources, Inc.	44,700	5,890
Janus Capital Group, Inc.	299,400	7,961
Northern Trust Corp.	445,300	27,368
T. Rowe Price Group, Inc.	449,903	23,089
		144,501
Commercial Banks - 3.0%
Commerce Bancorp, Inc. (d)	4,472,111	164,261
East West Bancorp, Inc.	325,460	11,651
		175,912
Diversified Financial Services - 1.8%
Bank of America Corp.	1,118,097	56,665
Citigroup, Inc.	1,100,900	51,610
		108,275
Insurance - 2.5%
AFLAC, Inc.	550,100	29,326
AMBAC Financial Group, Inc.	541,400	34,011
American International Group, Inc.	442,899	29,231
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
MBIA, Inc.	471,367	$ 28,282
Willis Group Holdings Ltd.	632,364	24,599
		145,449
TOTAL FINANCIALS		574,137
HEALTH CARE - 14.1%
Biotechnology - 6.2%
Acorda Therapeutics, Inc. (a)	1,010,067	18,171
Altus Pharmaceuticals, Inc. (a)(d)	1,003,740	10,519
Amylin Pharmaceuticals, Inc. (a)(d)	399,367	19,581
Biogen Idec, Inc. (a)	3,212,778	205,039
CSL Ltd.	523,436	42,064
Genentech, Inc. (a)	365,800	27,365
Gilead Sciences, Inc. (a)	1,229,616	44,721
		367,460
Health Care Equipment & Supplies - 2.5%
Alcon, Inc.	43,500	5,884
ArthroCare Corp. (a)	210,438	11,789
Becton, Dickinson & Co.	579,100	44,556
C.R. Bard, Inc.	401,000	33,439
Cochlear Ltd.	281,991	15,461
DENTSPLY International, Inc.	739,486	29,121
Mindray Medical International Ltd. sponsored ADR (d)	150,200	5,331
Sirona Dental Systems, Inc. (a)(d)	102,377	2,984
		148,565
Health Care Providers & Services - 1.4%
Henry Schein, Inc. (a)	797,809	46,425
Medco Health Solutions, Inc. (a)	347,400	29,685
VCA Antech, Inc. (a)	148,098	6,056
		82,166
Health Care Technology - 0.1%
Cerner Corp. (a)	111,200	6,343
Life Sciences Tools & Services - 1.1%
Covance, Inc. (a)	716,901	52,563
Pharmaceutical Product Development, Inc.	184,868	6,476
Waters Corp. (a)	96,800	5,960
		64,999
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 2.8%
Allergan, Inc.	724,300	$ 43,465
Merck & Co., Inc.	2,470,300	123,935
		167,400
TOTAL HEALTH CARE		836,933
INDUSTRIALS - 10.3%
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	112,540	5,519
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	151,500	6,328
Commercial Services & Supplies - 0.2%
Equifax, Inc.	251,105	9,673
Construction & Engineering - 2.2%
Fluor Corp.	460,400	58,540
Foster Wheeler Ltd. (a)	107,600	12,744
Granite Construction, Inc.	178,700	9,728
Jacobs Engineering Group, Inc. (a)	536,700	35,471
KBR, Inc.	382,800	12,571
		129,054
Electrical Equipment - 4.6%
ABB Ltd. sponsored ADR	7,911,100	195,088
Alstom SA	213,873	38,656
Gamesa Corporacion Tecnologica, SA	95,900	3,823
GrafTech International Ltd. (a)	352,535	5,919
Q-Cells AG	69,050	6,115
Vestas Wind Systems AS (a)	368,300	24,924
		274,525
Industrial Conglomerates - 2.6%
McDermott International, Inc. (a)	1,624,025	155,890
Machinery - 0.5%
Eaton Corp.	61,600	5,804
Harsco Corp.	105,200	5,854
IDEX Corp.	84,750	3,260
Sulzer AG (Reg.)	9,531	12,639
		27,557
TOTAL INDUSTRIALS		608,546
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 41.2%
Communications Equipment - 12.1%
Cisco Systems, Inc. (a)	6,533,000	$ 208,533
Corning, Inc.	4,580,000	107,035
Harris Corp.	523,600	31,851
Nice Systems Ltd. sponsored ADR (a)	1,188,510	42,049
Nokia Corp. sponsored ADR	3,808,300	125,217
Polycom, Inc. (a)	856,714	25,967
Research In Motion Ltd. (a)	2,100,900	179,438
		720,090
Computers & Peripherals - 6.6%
Dell, Inc. (a)	2,730,509	77,137
Diebold, Inc.	472,257	20,718
EMC Corp. (a)	14,925,656	293,442
		391,297
Electronic Equipment & Instruments - 0.9%
Amphenol Corp. Class A	1,349,036	48,714
Itron, Inc. (a)	43,939	3,730
		52,444
Internet Software & Services - 6.3%
Baidu.com, Inc. sponsored ADR (a)	85,332	17,766
eBay, Inc. (a)(d)	1,194,559	40,734
Google, Inc. Class A (sub. vtg.) (a)	515,100	265,405
Omniture, Inc. (a)	559,494	13,881
VeriSign, Inc. (a)(d)	1,166,500	37,561
		375,347
IT Services - 5.5%
Cognizant Technology Solutions Corp. Class A (a)	647,600	47,605
ExlService Holdings, Inc.	918,512	17,452
Infosys Technologies Ltd.	924,112	42,171
Infosys Technologies Ltd. sponsored ADR	509,800	24,323
Mastercard, Inc. Class A	271,000	37,124
Paychex, Inc. (d)	647,286	28,759
The Western Union Co.	6,005,776	113,089
WNS Holdings Ltd. ADR (a)	713,500	13,021
		323,544
Semiconductors & Semiconductor Equipment - 6.7%
Applied Materials, Inc.	7,171,400	153,181
Broadcom Corp. Class A (a)	6,176,990	213,106
MediaTek, Inc.	1,667,150	28,291
		394,578
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 3.1%
Activision, Inc. (a)	1,146,654	$ 22,348
Cadence Design Systems, Inc. (a)(d)	788,000	17,115
Electronic Arts, Inc. (a)	604,013	31,976
Nintendo Co. Ltd.	133,400	62,058
Red Hat, Inc. (a)	1,434,358	27,898
Salesforce.com, Inc. (a)	254,100	10,273
THQ, Inc. (a)	373,175	10,744
		182,412
TOTAL INFORMATION TECHNOLOGY		2,439,712
MATERIALS - 2.0%
Chemicals - 1.6%
Monsanto Co.	963,100	67,167
The Mosaic Co. (a)	196,400	8,253
Zoltek Companies, Inc. (a)(d)	564,838	23,322
		98,742
Metals & Mining - 0.4%
Arcelor Mittal (NY Shares) Class A	335,800	22,230
TOTAL MATERIALS		120,972
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	656,990	26,194
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV Series L sponsored ADR	565,500	34,190
TOTAL TELECOMMUNICATION SERVICES		60,384
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. Class A (a)	1,350,754	10,928
TOTAL COMMON STOCKS (Cost $4,987,921)		5,829,878
Money Market Funds - 2.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.48% (b)	32,144,877	$ 32,145
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	85,417,806	85,418
TOTAL MONEY MARKET FUNDS (Cost $117,563)		117,563
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $5,105,484)		5,947,441
NET OTHER ASSETS - (0.4)%		(24,692)
NET ASSETS - 100%		$ 5,922,749
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,880
Fidelity Securities Lending Cash Central Fund	1,647
Total	$ 3,527
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $5,109,888,000. Net unrealized appreciation aggregated $837,553,000, of which $950,875,000 related to appreciated investment securities and $113,322,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2007

1.805771.103

EPI-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.2%
Automobiles - 0.2%
Harley-Davidson, Inc. (d)	300,000	$ 16,137
Hotels, Restaurants & Leisure - 0.9%
Panera Bread Co. Class A (a)(d)	400,000	17,496
Red Robin Gourmet Burgers, Inc. (a)	540,000	20,774
Starbucks Corp. (a)	900,000	24,795
		63,065
Household Durables - 1.0%
Black & Decker Corp.	240,000	20,820
KB Home	420,000	12,743
Whirlpool Corp.	400,000	38,564
		72,127
Media - 3.9%
Citadel Broadcasting Corp.	168,951	688
EchoStar Communications Corp. Class A (a)	820,000	34,702
The Walt Disney Co.	2,200,000	73,920
Time Warner, Inc.	4,100,000	77,818
Viacom, Inc. Class B (non-vtg.) (a)	2,300,000	90,758
		277,886
Multiline Retail - 0.4%
Sears Holdings Corp. (a)	220,000	31,583
Specialty Retail - 2.0%
Big 5 Sporting Goods Corp. (e)	1,300,000	27,040
Chico's FAS, Inc. (a)	300,000	4,794
Christopher & Banks Corp. (d)	1,100,000	13,288
Home Depot, Inc.	980,000	37,544
Hot Topic, Inc. (a)	1,192,318	9,980
Talbots, Inc. (d)	860,000	18,301
Williams-Sonoma, Inc.	1,000,000	33,330
		144,277
Textiles, Apparel & Luxury Goods - 0.8%
Adidas-Salomon AG	600,000	35,271
Quiksilver, Inc. (a)	1,400,000	18,746
		54,017
TOTAL CONSUMER DISCRETIONARY		659,092
CONSUMER STAPLES - 7.9%
Beverages - 0.5%
Anheuser-Busch Companies, Inc.	720,000	35,568
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.7%
CVS Caremark Corp.	560,000	$ 21,179
Wal-Mart Stores, Inc.	3,900,000	170,157
		191,336
Food Products - 1.5%
General Mills, Inc.	660,000	36,881
Hershey Co.	1,500,000	69,750
		106,631
Household Products - 1.9%
Clorox Co.	460,000	27,508
Colgate-Palmolive Co.	520,000	34,486
Kimberly-Clark Corp.	1,100,000	75,559
		137,553
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	400,000	16,636
Tobacco - 1.0%
Altria Group, Inc.	1,050,000	72,881
TOTAL CONSUMER STAPLES		560,605
ENERGY - 14.5%
Energy Equipment & Services - 5.3%
Baker Hughes, Inc.	500,000	41,930
Halliburton Co.	5,200,000	179,868
National Oilwell Varco, Inc. (a)	770,000	98,560
Schlumberger Ltd. (NY Shares)	600,000	57,900
		378,258
Oil, Gas & Consumable Fuels - 9.2%
BP PLC sponsored ADR (d)	740,000	49,846
Chevron Corp.	1,500,000	131,640
ConocoPhillips	1,000,000	81,890
Exxon Mobil Corp.	4,000,000	342,919
Valero Energy Corp.	700,000	47,957
		654,252
TOTAL ENERGY		1,032,510
FINANCIALS - 27.3%
Capital Markets - 2.9%
Legg Mason, Inc.	100,000	8,682
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.	1,300,000	$ 95,810
Morgan Stanley	900,000	56,133
State Street Corp.	780,000	47,861
		208,486
Commercial Banks - 3.0%
U.S. Bancorp, Delaware	2,500,000	80,875
Wachovia Corp.	1,400,000	68,572
Wells Fargo & Co.	1,700,000	62,118
		211,565
Consumer Finance - 0.7%
American Express Co.	640,000	37,517
Discover Financial Services (a)	470,000	10,876
		48,393
Diversified Financial Services - 7.6%
Bank of America Corp.	4,100,000	207,788
Citigroup, Inc.	4,300,000	201,584
JPMorgan Chase & Co.	3,000,000	133,560
		542,932
Insurance - 10.3%
ACE Ltd.	320,000	18,483
AFLAC, Inc.	1,600,000	85,296
American International Group, Inc.	5,100,000	336,600
Genworth Financial, Inc. Class A (non-vtg.)	2,000,000	57,960
Hartford Financial Services Group, Inc.	800,000	71,128
Marsh & McLennan Companies, Inc. (d)	3,000,000	79,950
MetLife, Inc.	1,100,000	70,455
PartnerRe Ltd.	260,000	18,905
		738,777
Real Estate Investment Trusts - 1.2%
General Growth Properties, Inc.	1,700,000	84,507
Thrifts & Mortgage Finance - 1.6%
Fannie Mae	660,000	43,303
Freddie Mac	1,100,000	67,771
		111,074
TOTAL FINANCIALS		1,945,734
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 8.6%
Biotechnology - 0.9%
Amgen, Inc. (a)	660,000	$ 33,073
Biogen Idec, Inc. (a)	520,000	33,186
		66,259
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	460,000	25,190
Becton, Dickinson & Co.	700,000	53,858
Covidien Ltd. (a)	1,000,000	39,830
Varian Medical Systems, Inc. (a)	580,000	23,426
		142,304
Health Care Providers & Services - 1.2%
Medco Health Solutions, Inc. (a)	360,000	30,762
UnitedHealth Group, Inc.	1,100,000	55,011
		85,773
Pharmaceuticals - 4.5%
Johnson & Johnson	1,210,000	74,766
Merck & Co., Inc.	3,300,000	165,561
Pfizer, Inc.	3,200,000	79,488
		319,815
TOTAL HEALTH CARE		614,151
INDUSTRIALS - 13.9%
Aerospace & Defense - 2.7%
General Dynamics Corp.	240,000	18,854
Honeywell International, Inc.	660,000	37,059
Lockheed Martin Corp.	360,000	35,690
The Boeing Co.	380,000	36,746
United Technologies Corp.	900,000	67,167
		195,516
Air Freight & Logistics - 1.6%
United Parcel Service, Inc. Class B	1,500,000	113,790
Airlines - 0.2%
Delta Air Lines, Inc. (a)	900,000	15,192
Construction & Engineering - 0.9%
KBR, Inc.	2,000,000	65,680
Electrical Equipment - 0.5%
Thomas & Betts Corp. (a)	600,000	33,234
Industrial Conglomerates - 4.0%
3M Co.	840,000	76,432
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	4,700,000	$ 182,689
Tyco International Ltd.	575,000	25,392
		284,513
Machinery - 2.5%
Caterpillar, Inc.	560,000	42,431
Cummins, Inc.	160,000	18,947
Deere & Co.	140,000	19,048
Illinois Tool Works, Inc.	700,000	40,719
SPX Corp.	660,000	59,433
		180,578
Road & Rail - 1.5%
Burlington Northern Santa Fe Corp.	920,000	74,658
YRC Worldwide, Inc. (a)(d)	1,000,000	30,810
		105,468
TOTAL INDUSTRIALS		993,971
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	1,300,000	41,496
Computers & Peripherals - 3.2%
Hewlett-Packard Co.	1,500,000	74,025
International Business Machines Corp.	1,300,000	151,697
		225,722
Electronic Equipment & Instruments - 0.8%
Arrow Electronics, Inc. (a)	920,000	38,603
Tyco Electronics Ltd. (a)	575,000	20,050
		58,653
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	1,200,000	27,276
IT Services - 0.2%
The Western Union Co.	960,000	18,077
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc.	2,000,000	42,720
Intel Corp.	3,300,000	84,975
MKS Instruments, Inc. (a)	1,400,000	30,856
National Semiconductor Corp.	1,400,000	36,848
		195,399
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.5%
Microsoft Corp.	1,200,000	$ 34,476
TOTAL INFORMATION TECHNOLOGY		601,099
MATERIALS - 1.9%
Chemicals - 1.3%
Airgas, Inc.	1,187,600	54,891
Sigma Aldrich Corp.	860,000	38,528
		93,419
Metals & Mining - 0.6%
Alcoa, Inc.	1,100,000	40,183
TOTAL MATERIALS		133,602
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 5.2%
AT&T, Inc.	7,000,000	279,090
Verizon Communications, Inc.	2,200,000	92,136
		371,226
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp.	1,700,000	32,164
TOTAL TELECOMMUNICATION SERVICES		403,390
UTILITIES - 2.6%
Electric Utilities - 2.6%
Entergy Corp.	360,000	37,303
Exelon Corp.	780,000	55,123
FirstEnergy Corp.	300,000	18,432
PPL Corp.	660,000	31,852
Reliant Energy, Inc. (a)	1,640,000	41,836
		184,546
TOTAL COMMON STOCKS (Cost $5,565,015)		7,128,700
Money Market Funds - 0.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.48% (b)	13,248,653	$ 13,249
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	36,836,750	36,837
TOTAL MONEY MARKET FUNDS (Cost $50,086)		50,086
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $5,615,101)		7,178,786
NET OTHER ASSETS - (0.6)%		(40,176)
NET ASSETS - 100%		$ 7,138,610
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,301
Fidelity Securities Lending Cash Central Fund	700
Total	$ 2,001
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Big 5 Sporting Goods Corp.	$ 19,087	$ 13,203	$ -	$ 302	$ 27,040
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $5,617,904,000. Net unrealized appreciation aggregated $1,560,882,000, of which $1,724,441,000 related to appreciated investment securities and $163,559,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity Value Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2007

1.805757.103

AEV-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Automobiles - 0.2%
Winnebago Industries, Inc.	12,200	$ 325,374
Diversified Consumer Services - 0.7%
Service Corp. International	57,800	706,316
Stewart Enterprises, Inc. Class A	37,400	268,158
		974,474
Hotels, Restaurants & Leisure - 2.2%
Accor SA	5,000	429,208
Aristocrat Leisure Ltd.	36,000	412,448
IHOP Corp.	11,900	748,153
McDonald's Corp.	21,400	1,053,950
WMS Industries, Inc. (a)	15,450	454,848
		3,098,607
Household Durables - 1.4%
Bassett Furniture Industries, Inc.	13,382	154,428
Beazer Homes USA, Inc.	3,200	33,824
Black & Decker Corp.	4,400	381,700
La-Z-Boy, Inc.	19,400	187,016
The Stanley Works	6,890	390,939
Whirlpool Corp.	8,800	848,408
		1,996,315
Internet & Catalog Retail - 0.1%
FTD Group, Inc.	5,100	90,627
Leisure Equipment & Products - 0.8%
Brunswick Corp.	11,500	289,225
Eastman Kodak Co.	17,600	469,392
MarineMax, Inc. (a)	3,959	72,608
Polaris Industries, Inc.	5,400	257,850
		1,089,075
Media - 0.7%
News Corp.:
Class A	13,700	277,151
Class B	1,400	30,436
R.H. Donnelley Corp. (a)	7,900	464,757
Viacom, Inc. Class B (non-vtg.) (a)	6,800	268,328
		1,040,672
Multiline Retail - 0.4%
Retail Ventures, Inc. (a)	5,976	69,142
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Sears Holdings Corp. (a)	2,500	$ 358,900
Tuesday Morning Corp.	15,000	158,250
		586,292
Specialty Retail - 0.4%
AutoZone, Inc. (a)	1,000	121,290
Collective Brands, Inc. (a)	13,300	314,279
Foot Locker, Inc.	13,000	217,230
		652,799
Textiles, Apparel & Luxury Goods - 0.6%
G-III Apparel Group Ltd. (a)	13,800	236,670
Liz Claiborne, Inc.	11,464	391,725
Lululemon Athletica, Inc.	300	10,221
VF Corp.	3,600	287,460
		926,076
TOTAL CONSUMER DISCRETIONARY		10,780,311
CONSUMER STAPLES - 4.7%
Beverages - 0.2%
Remy Cointreau SA	3,900	278,516
Food & Staples Retailing - 0.3%
Rite Aid Corp. (a)	87,900	445,653
Food Products - 2.1%
BioMar Holding AS	7,700	338,698
Bunge Ltd.	4,800	438,912
Cermaq ASA	22,500	385,975
Chiquita Brands International, Inc. (a)	42,108	656,885
Marine Harvest ASA (a)	348,000	408,330
Ralcorp Holdings, Inc. (a)	3,500	216,265
Tyson Foods, Inc. Class A	24,700	532,285
		2,977,350
Household Products - 0.4%
Procter & Gamble Co.	8,600	561,666
Personal Products - 0.7%
Avon Products, Inc.	22,700	779,745
Prestige Brands Holdings, Inc. (a)	21,000	230,370
		1,010,115
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.0%
Altria Group, Inc.	15,430	$ 1,070,996
Japan Tobacco, Inc.	77	427,538
		1,498,534
TOTAL CONSUMER STAPLES		6,771,834
ENERGY - 13.4%
Energy Equipment & Services - 6.1%
Diamond Offshore Drilling, Inc.	14,100	1,482,756
GlobalSantaFe Corp.	20,500	1,447,095
National Oilwell Varco, Inc. (a)	24,700	3,161,600
Oceaneering International, Inc. (a)	17,200	1,155,152
Transocean, Inc. (a)	13,600	1,429,224
		8,675,827
Oil, Gas & Consumable Fuels - 7.3%
Cabot Oil & Gas Corp.	20,621	687,504
Canadian Natural Resources Ltd.	15,900	1,086,900
CONSOL Energy, Inc.	16,900	673,972
Exxon Mobil Corp.	9,500	814,435
Noble Energy, Inc.	10,600	636,742
Peabody Energy Corp.	15,100	641,901
Plains Exploration & Production Co. (a)	29,900	1,122,147
Range Resources Corp.	19,766	717,703
Valero Energy Corp.	52,800	3,617,328
Williams Companies, Inc.	17,100	530,100
		10,528,732
TOTAL ENERGY		19,204,559
FINANCIALS - 25.1%
Capital Markets - 2.1%
Ares Capital Corp.	25,000	410,500
Bank New York Mellon Corp.	10,849	438,625
Bear Stearns Companies, Inc.	9,925	1,078,451
Franklin Resources, Inc.	2,700	355,779
Janus Capital Group, Inc.	15,200	404,168
T. Rowe Price Group, Inc.	7,100	364,372
		3,051,895
Commercial Banks - 3.2%
Cathay General Bancorp	10,800	351,108
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Commerce Bancorp, Inc.	12,300	$ 451,779
East West Bancorp, Inc.	16,700	597,860
PNC Financial Services Group, Inc.	7,600	534,812
UCBH Holdings, Inc.	20,934	347,923
Wachovia Corp.	14,300	700,414
Wells Fargo & Co.	43,400	1,585,836
		4,569,732
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	16,400	205,820
Discover Financial Services (a)	3,700	85,618
		291,438
Diversified Financial Services - 6.8%
Bank of America Corp.	58,780	2,978,970
Citigroup, Inc.	73,800	3,459,744
JPMorgan Chase & Co.	75,700	3,370,164
		9,808,878
Insurance - 7.9%
AFLAC, Inc.	11,400	607,734
American Equity Investment Life Holding Co.	1,040	10,618
American International Group, Inc.	29,390	1,939,740
Aspen Insurance Holdings Ltd.	59,428	1,491,049
Axis Capital Holdings Ltd.	18,056	651,822
Endurance Specialty Holdings Ltd.	41,100	1,638,657
Everest Re Group Ltd.	6,600	672,408
Hartford Financial Services Group, Inc.	6,000	533,460
MetLife, Inc.	7,700	493,185
National Financial Partners Corp.	9,400	458,720
Platinum Underwriters Holdings Ltd.	48,691	1,688,604
Principal Financial Group, Inc.	8,700	482,763
Prudential Financial, Inc.	7,600	682,328
		11,351,088
Real Estate Investment Trusts - 0.9%
Annaly Capital Management, Inc.	30,400	428,336
Home Properties, Inc.	8,400	426,888
Thornburg Mortgage, Inc. (SBI)	35,900	422,902
		1,278,126
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	7,100	$ 209,592
Mitsubishi Estate Co. Ltd.	16,000	428,306
		637,898
Thrifts & Mortgage Finance - 3.5%
Countrywide Financial Corp.	33,500	664,975
Downey Financial Corp.	3,900	220,701
Fannie Mae	21,800	1,430,298
FirstFed Financial Corp., Delaware (a)	4,200	211,050
Freddie Mac	22,400	1,380,064
Hudson City Bancorp, Inc.	37,300	530,406
New York Community Bancorp, Inc.	36,500	645,685
		5,083,179
TOTAL FINANCIALS		36,072,234
HEALTH CARE - 4.9%
Biotechnology - 0.1%
Amgen, Inc. (a)	4,000	200,440
Health Care Equipment & Supplies - 1.9%
American Medical Systems Holdings, Inc. (a)	11,693	215,151
Becton, Dickinson & Co.	12,100	930,974
C.R. Bard, Inc.	10,900	908,951
Covidien Ltd. (a)	6,125	243,959
Varian Medical Systems, Inc. (a)	9,200	371,588
		2,670,623
Health Care Providers & Services - 0.7%
Amedisys, Inc. (a)	12,100	457,138
DaVita, Inc. (a)	8,500	488,920
Henry Schein, Inc. (a)	200	11,638
		957,696
Health Care Technology - 0.3%
Cerner Corp. (a)	7,800	444,912
Pharmaceuticals - 1.9%
Merck & Co., Inc.	38,700	1,941,579
MGI Pharma, Inc. (a)	18,500	436,045
Wyeth	7,100	328,730
		2,706,354
TOTAL HEALTH CARE		6,980,025
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 12.1%
Aerospace & Defense - 2.6%
General Dynamics Corp.	9,300	$ 730,608
Honeywell International, Inc.	17,900	1,005,085
Lockheed Martin Corp.	4,600	456,044
Precision Castparts Corp.	3,800	495,178
United Technologies Corp.	14,500	1,082,135
		3,769,050
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	6,100	462,746
Airlines - 0.4%
Delta Air Lines, Inc. (a)	7,000	118,160
UAL Corp. (a)	3,200	151,904
US Airways Group, Inc. (a)	9,200	284,740
		554,804
Commercial Services & Supplies - 0.7%
Dun & Bradstreet Corp.	2,900	282,895
Equifax, Inc.	3,500	134,820
The Brink's Co.	2,200	126,192
Waste Management, Inc.	14,600	549,982
		1,093,889
Construction & Engineering - 2.3%
Fluor Corp.	15,633	1,987,736
Shaw Group, Inc. (a)	25,528	1,277,676
		3,265,412
Electrical Equipment - 0.2%
Cooper Industries Ltd. Class A	5,100	260,967
Industrial Conglomerates - 1.6%
General Electric Co.	44,100	1,714,167
Siemens AG sponsored ADR	4,700	588,910
		2,303,077
Machinery - 2.7%
Eaton Corp.	3,000	282,660
Flowserve Corp.	8,946	638,834
Illinois Tool Works, Inc.	7,700	447,909
Oshkosh Truck Co.	6,500	376,285
Pentair, Inc.	13,400	497,542
SPX Corp.	18,000	1,620,900
		3,864,130
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.0%
Knight Transportation, Inc.	16,800	$ 308,952
Landstar System, Inc.	6,600	283,866
P.A.M. Transportation Services, Inc. (a)	8,100	151,551
Union Pacific Corp.	5,900	658,263
		1,402,632
Trading Companies & Distributors - 0.3%
Rush Enterprises, Inc. Class A (a)	16,515	418,820
TOTAL INDUSTRIALS		17,395,527
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 1.9%
Alcatel-Lucent SA sponsored ADR	20,600	225,570
Avocent Corp. (a)	16,100	475,272
Comverse Technology, Inc. (a)	14,000	234,500
Juniper Networks, Inc. (a)	16,800	553,056
Motorola, Inc.	27,700	469,515
Nokia Corp. sponsored ADR	25,300	831,864
		2,789,777
Computers & Peripherals - 3.9%
Dell, Inc. (a)	17,100	483,075
Diebold, Inc.	14,036	615,759
Hewlett-Packard Co.	18,400	908,040
Intermec, Inc. (a)	24,200	594,110
International Business Machines Corp.	12,600	1,470,294
NCR Corp. (a)	12,900	642,033
SanDisk Corp. (a)	13,400	751,204
Sun Microsystems, Inc. (a)	22,300	119,528
		5,584,043
Electronic Equipment & Instruments - 3.0%
Agilent Technologies, Inc. (a)	11,700	425,880
Amphenol Corp. Class A	41,500	1,498,565
Arrow Electronics, Inc. (a)	16,581	695,739
Avnet, Inc. (a)	16,003	629,078
Flextronics International Ltd. (a)	44,300	504,577
Ingram Micro, Inc. Class A (a)	14,300	280,852
Tyco Electronics Ltd. (a)	6,125	213,579
		4,248,270
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.9%
Google, Inc. Class A (sub. vtg.) (a)	1,300	$ 669,825
VeriSign, Inc. (a)	19,800	637,560
		1,307,385
IT Services - 0.5%
Mastercard, Inc. Class A	4,800	657,552
Semiconductors & Semiconductor Equipment - 7.9%
Advanced Micro Devices, Inc. (a)	29,206	379,678
Advantest Corp. ADR	6,800	250,240
Analog Devices, Inc.	7,800	287,664
Applied Materials, Inc.	30,300	647,208
ASML Holding NV (NY Shares) (a)	22,500	667,575
Axcelis Technologies, Inc. (a)	36,305	170,997
Broadcom Corp. Class A (a)	11,800	407,100
Cirrus Logic, Inc. (a)	25,800	175,698
Cypress Semiconductor Corp. (a)	12,300	307,992
Diodes, Inc. (a)	17,029	516,149
Fairchild Semiconductor International, Inc. (a)	20,600	386,456
FormFactor, Inc. (a)	11,900	539,784
Hittite Microwave Corp. (a)	16,500	699,105
Integrated Device Technology, Inc. (a)	42,000	656,880
Intel Corp.	24,400	628,300
Intersil Corp. Class A	12,400	413,168
Lam Research Corp. (a)	7,900	423,677
Linear Technology Corp.	8,300	282,117
Marvell Technology Group Ltd. (a)	16,137	267,390
Maxim Integrated Products, Inc.	13,900	417,139
Microchip Technology, Inc.	7,600	292,752
Micron Technology, Inc. (a)	12,700	145,415
National Semiconductor Corp.	16,100	423,752
Nec Electronics Corp. (a)	11,300	311,273
ON Semiconductor Corp. (a)	87,400	1,024,328
RF Micro Devices, Inc. (a)	23,100	137,445
Saifun Semiconductors Ltd. (a)	5,020	50,501
Volterra Semiconductor Corp. (a)	39,561	429,632
		11,339,415
Software - 2.4%
Business Objects SA sponsored ADR (a)	14,735	647,014
Cadence Design Systems, Inc. (a)	18,200	395,304
Microsoft Corp.	20,900	600,457
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp. (a)	20,000	$ 376,200
Ubisoft Entertainment SA (a)	24,100	1,496,183
		3,515,158
TOTAL INFORMATION TECHNOLOGY		29,441,600
MATERIALS - 2.8%
Chemicals - 1.2%
Agrium, Inc.	10,100	461,460
Arkema (a)	4,200	260,803
Celanese Corp. Class A	10,285	369,437
Monsanto Co.	9,400	655,556
		1,747,256
Metals & Mining - 1.4%
Alcoa, Inc.	15,300	558,909
Titanium Metals Corp. (a)	44,000	1,379,400
		1,938,309
Paper & Forest Products - 0.2%
Neenah Paper, Inc.	7,700	267,113
TOTAL MATERIALS		3,952,678
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 4.5%
AT&T, Inc.	98,777	3,938,241
Qwest Communications International, Inc. (a)	49,000	438,550
Verizon Communications, Inc.	49,100	2,056,308
		6,433,099
Wireless Telecommunication Services - 0.5%
NII Holdings, Inc. (a)	1,700	134,606
Sprint Nextel Corp.	32,500	614,900
		749,506
TOTAL TELECOMMUNICATION SERVICES		7,182,605
Common Stocks - continued
	Shares	Value
UTILITIES - 3.7%
Electric Utilities - 1.5%
Entergy Corp.	6,400	$ 663,168
PPL Corp.	30,100	1,452,626
		2,115,794
Independent Power Producers & Energy Traders - 1.5%
AES Corp. (a)	56,900	1,030,459
Constellation Energy Group, Inc.	13,020	1,079,879
		2,110,338
Multi-Utilities - 0.7%
CMS Energy Corp.	42,200	688,704
Public Service Enterprise Group, Inc.	4,000	339,960
		1,028,664
TOTAL UTILITIES		5,254,796
TOTAL COMMON STOCKS (Cost $129,781,642)		143,036,169
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 5.48% (b) (Cost $2,844,575)	2,844,575	2,844,575
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $132,626,217)		145,880,744
NET OTHER ASSETS - (1.7)%		(2,442,411)
NET ASSETS - 100%		$ 143,438,333
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 74,753
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $133,075,275. Net unrealized appreciation aggregated $12,805,469, of which $17,093,583 related to appreciated investment securities and $4,288,114 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Fifty Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2007

1.805762.103

AFIF-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 26.5%
Auto Components - 1.0%
WABCO Holdings, Inc.	29,000	$ 1,312,540
Automobiles - 1.6%
Renault SA	16,597	2,238,934
Diversified Consumer Services - 4.3%
DeVry, Inc.	68,593	2,368,516
Weight Watchers International, Inc.	68,452	3,555,397
		5,923,913
Hotels, Restaurants & Leisure - 0.0%
Starbucks Corp. (a)	400	11,020
Household Durables - 7.5%
Harman International Industries, Inc.	92,122	10,445,714
Media - 11.1%
E.W. Scripps Co. Class A	8,500	349,350
The Walt Disney Co.	194,800	6,545,280
Time Warner, Inc. (d)	449,400	8,529,612
		15,424,242
Multiline Retail - 1.0%
Sears Holdings Corp. (a)	9,700	1,392,532
TOTAL CONSUMER DISCRETIONARY		36,748,895
CONSUMER STAPLES - 2.1%
Beverages - 2.1%
Molson Coors Brewing Co. Class B	31,900	2,853,774
ENERGY - 1.7%
Energy Equipment & Services - 1.0%
Diamond Offshore Drilling, Inc.	13,500	1,419,660
Oil, Gas & Consumable Fuels - 0.7%
EOG Resources, Inc.	14,700	990,192
TOTAL ENERGY		2,409,852
FINANCIALS - 3.4%
Capital Markets - 1.9%
EFG International	59,100	2,615,585
Diversified Financial Services - 0.8%
Apollo Global Management LLC (e)	47,200	1,144,600
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.7%
Indiabulls Real Estate Ltd. (a)	71,797	$ 873,171
The St. Joe Co.	200	6,324
		879,495
TOTAL FINANCIALS		4,639,680
HEALTH CARE - 1.9%
Biotechnology - 0.0%
Cepheid, Inc. (a)	1,000	18,680
Health Care Technology - 1.9%
Health Corp. (a)(d)	176,000	2,601,280
TOTAL HEALTH CARE		2,619,960
INDUSTRIALS - 18.8%
Airlines - 1.4%
Delta Air Lines, Inc. (a)	116,073	1,959,312
Commercial Services & Supplies - 0.0%
Waste Management, Inc.	300	11,301
Electrical Equipment - 11.4%
ABB Ltd. sponsored ADR	129,000	3,181,140
Alstom SA	31,100	5,621,107
Nexans SA	17,500	2,829,465
Prysmian SpA	168,171	4,180,071
		15,811,783
Machinery - 2.8%
Flowserve Corp.	44,300	3,163,463
Sulzer AG (Reg.)	499	661,701
		3,825,164
Marine - 0.0%
Diana Shipping, Inc.	600	15,930
Road & Rail - 3.2%
CSX Corp.	300	12,300
Hertz Global Holdings, Inc.	196,500	4,344,615
		4,356,915
TOTAL INDUSTRIALS		25,980,405
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 30.1%
Communications Equipment - 10.0%
Cisco Systems, Inc. (a)	131,700	$ 4,203,864
Infinera Corp. (d)	9,000	173,340
Juniper Networks, Inc. (a)	86,850	2,859,102
Opnext, Inc.	138,794	1,666,916
Powerwave Technologies, Inc. (a)(d)	243,200	1,665,920
Research In Motion Ltd. (a)	37,500	3,202,875
		13,772,017
Computers & Peripherals - 4.2%
SanDisk Corp. (a)	76,075	4,264,765
Sun Microsystems, Inc. (a)	286,960	1,538,106
		5,802,871
Electronic Equipment & Instruments - 4.1%
Agilent Technologies, Inc. (a)	157,300	5,725,720
IT Services - 1.3%
The Western Union Co.	96,400	1,815,212
Semiconductors & Semiconductor Equipment - 0.0%
SiRF Technology Holdings, Inc. (a)	600	10,116
Software - 10.5%
Electronic Arts, Inc. (a)	105,248	5,571,829
NAVTEQ Corp. (a)	143,100	9,015,300
		14,587,129
TOTAL INFORMATION TECHNOLOGY		41,713,065
MATERIALS - 1.0%
Construction Materials - 0.0%
Texas Industries, Inc.	200	14,744
Metals & Mining - 1.0%
Arcelor Mittal (NY Shares) Class A	20,000	1,324,000
TOTAL MATERIALS		1,338,744
TELECOMMUNICATION SERVICES - 13.5%
Diversified Telecommunication Services - 10.6%
AT&T, Inc.	268,900	10,721,042
Global Crossing Ltd. (a)	135,850	2,586,584
Level 3 Communications, Inc. (a)	263,300	1,377,059
		14,684,685
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 2.9%
American Tower Corp. Class A (a)	102,800	$ 4,072,936
TOTAL TELECOMMUNICATION SERVICES		18,757,621
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Dynegy, Inc. Class A (a)	1,200	9,708
Mirant Corp. (a)	300	11,691
NRG Energy, Inc. (a)	300	11,427
		32,826
TOTAL COMMON STOCKS (Cost $124,847,420)		137,094,822
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 5.48% (b)	1,768,535	1,768,535
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	4,050,625	4,050,625
TOTAL MONEY MARKET FUNDS (Cost $5,819,160)		5,819,160
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $130,666,580)		142,913,982
NET OTHER ASSETS - (3.2)%		(4,416,508)
NET ASSETS - 100%		$ 138,497,474
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,144,600 or 0.8% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,343
Fidelity Securities Lending Cash Central Fund	28,502
Total	$ 85,845
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $130,844,806. Net unrealized appreciation aggregated $12,069,176, of which $16,711,148 related to appreciated investment securities and $4,641,972 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for

Fidelity ® Advisor Growth &
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2007

1.805763.103

AGAI-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.8%
Automobiles - 0.3%
General Motors Corp. (d)	139,900	$ 4,301
Hotels, Restaurants & Leisure - 0.5%
Jamba, Inc. (a)(d)	450,350	3,067
Starbucks Corp. (a)	205,550	5,663
		8,730
Household Durables - 0.9%
D.R. Horton, Inc.	206,800	3,125
Koninklijke Philips Electronics NV (NY Shares)	63,200	2,500
Toll Brothers, Inc. (a)	251,700	5,376
Whirlpool Corp.	46,600	4,493
		15,494
Media - 1.5%
E.W. Scripps Co. Class A	55,600	2,285
News Corp. Class B	362,200	7,874
Time Warner, Inc.	801,000	15,203
		25,362
Multiline Retail - 1.9%
JCPenney Co., Inc.	73,300	5,040
Nordstrom, Inc.	84,700	4,074
Sears Holdings Corp. (a)	43,300	6,216
Target Corp.	255,100	16,819
		32,149
Specialty Retail - 1.7%
Best Buy Co., Inc.	75,800	3,331
Lowe's Companies, Inc.	334,700	10,396
PETsMART, Inc.	161,622	5,608
Staples, Inc.	208,698	4,957
Tiffany & Co., Inc.	99,200	5,092
		29,384
TOTAL CONSUMER DISCRETIONARY		115,420
CONSUMER STAPLES - 6.3%
Beverages - 0.7%
Molson Coors Brewing Co. Class B	59,100	5,287
PepsiCo, Inc.	88,300	6,007
		11,294
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	296,700	$ 11,221
Wal-Mart Stores, Inc.	127,500	5,563
		16,784
Food Products - 1.1%
Nestle SA sponsored ADR	165,800	18,105
Household Products - 2.5%
Colgate-Palmolive Co.	105,800	7,017
Procter & Gamble Co.	554,800	36,234
		43,251
Tobacco - 1.0%
Altria Group, Inc.	242,050	16,801
TOTAL CONSUMER STAPLES		106,235
ENERGY - 11.5%
Energy Equipment & Services - 5.5%
Baker Hughes, Inc.	100,370	8,417
Cameron International Corp. (a)	294,100	24,049
Diamond Offshore Drilling, Inc.	41,600	4,375
Halliburton Co.	34,800	1,204
Nabors Industries Ltd. (a)	104,200	3,083
Schlumberger Ltd. (NY Shares)	322,300	31,102
Smith International, Inc.	309,900	20,766
		92,996
Oil, Gas & Consumable Fuels - 6.0%
Chesapeake Energy Corp.	145,900	4,707
Devon Energy Corp.	72,200	5,437
EOG Resources, Inc.	68,800	4,634
Exxon Mobil Corp.	667,000	57,182
Peabody Energy Corp.	137,900	5,862
Petroplus Holdings AG	33,769	2,933
Plains Exploration & Production Co. (a)	160,500	6,024
Ultra Petroleum Corp. (a)	66,300	3,540
Valero Energy Corp.	140,000	9,591
		99,910
TOTAL ENERGY		192,906
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 19.0%
Capital Markets - 4.3%
Ameriprise Financial, Inc.	117,000	$ 7,138
Charles Schwab Corp.	454,600	9,001
Franklin Resources, Inc.	50,700	6,681
Goldman Sachs Group, Inc.	80,200	14,116
Janus Capital Group, Inc.	138,083	3,672
State Street Corp.	407,683	25,015
T. Rowe Price Group, Inc.	136,400	7,000
		72,623
Commercial Banks - 1.1%
Commerce Bancorp, Inc.	122,700	4,507
PNC Financial Services Group, Inc.	35,400	2,491
Standard Chartered PLC (United Kingdom)	168,786	5,208
U.S. Bancorp, Delaware	35,500	1,148
Wells Fargo & Co.	136,900	5,002
		18,356
Consumer Finance - 0.6%
American Express Co.	158,900	9,315
Diversified Financial Services - 3.1%
Bank of America Corp.	426,200	21,600
Citigroup, Inc.	645,200	30,247
		51,847
Insurance - 8.8%
ACE Ltd.	215,000	12,418
AFLAC, Inc.	162,700	8,674
American International Group, Inc.	876,571	57,854
Berkshire Hathaway, Inc. Class A (a)	127	15,036
Everest Re Group Ltd.	62,800	6,398
Fidelity National Financial, Inc. Class A	177,400	3,227
Hartford Financial Services Group, Inc.	160,600	14,279
Lincoln National Corp.	75,801	4,615
National Financial Partners Corp.	106,500	5,197
Prudential Financial, Inc.	159,100	14,284
W.R. Berkley Corp.	231,050	6,906
		148,888
Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc.	462,700	6,519
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Mitsui Fudosan Co. Ltd.	79,000	$ 2,067
Move, Inc. (a)	393,600	1,181
		3,248
Thrifts & Mortgage Finance - 0.5%
Hudson City Bancorp, Inc.	619,300	8,806
TOTAL FINANCIALS		319,602
HEALTH CARE - 12.0%
Biotechnology - 2.0%
Amgen, Inc. (a)	37,800	1,894
Biogen Idec, Inc. (a)	85,600	5,463
Celgene Corp. (a)	74,500	4,784
Cephalon, Inc. (a)	84,700	6,357
Genentech, Inc. (a)	77,200	5,775
Gilead Sciences, Inc. (a)	114,080	4,149
PDL BioPharma, Inc. (a)	247,300	4,825
		33,247
Health Care Equipment & Supplies - 3.8%
Alcon, Inc.	33,500	4,531
Baxter International, Inc.	104,300	5,711
Becton, Dickinson & Co.	116,600	8,971
C.R. Bard, Inc.	79,200	6,604
Cooper Companies, Inc.	74,500	3,633
Covidien Ltd. (a)	150,355	5,989
DJO, Inc. (a)	159,540	7,766
Medtronic, Inc.	236,600	12,502
Mindray Medical International Ltd. sponsored ADR (d)	69,000	2,449
St. Jude Medical, Inc. (a)	118,600	5,167
		63,323
Health Care Providers & Services - 1.8%
Brookdale Senior Living, Inc.	65,400	2,395
Cardinal Health, Inc.	50,300	3,440
Health Net, Inc. (a)	56,500	3,096
Healthways, Inc. (a)	1,100	55
Henry Schein, Inc. (a)	181,595	10,567
I-trax, Inc. (a)	245,316	785
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. (a)	72,800	$ 6,221
UnitedHealth Group, Inc.	73,000	3,651
		30,210
Health Care Technology - 0.2%
IMS Health, Inc.	102,400	3,066
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (a)	100,700	2,282
Millipore Corp. (a)	75,800	5,282
		7,564
Pharmaceuticals - 3.8%
Allergan, Inc.	98,500	5,911
Johnson & Johnson	194,200	12,000
Merck & Co., Inc.	426,800	21,413
Pfizer, Inc.	179,200	4,451
Roche Holding AG (participation certificate)	39,271	6,872
Schering-Plough Corp.	267,600	8,033
Wyeth	118,820	5,501
		64,181
TOTAL HEALTH CARE		201,591
INDUSTRIALS - 12.9%
Aerospace & Defense - 3.5%
EDO Corp.	99,006	4,261
General Dynamics Corp.	199,400	15,665
Hexcel Corp. (a)	148,800	3,242
Honeywell International, Inc.	114,300	6,418
Lockheed Martin Corp.	37,500	3,718
United Technologies Corp.	347,400	25,926
		59,230
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	76,700	3,761
FedEx Corp.	13,000	1,426
Panalpina Welttransport Holding AG	10,250	1,823
United Parcel Service, Inc. Class B	76,300	5,788
		12,798
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.3%
AMR Corp.	68,300	$ 1,674
UAL Corp. (a)(d)	80,300	3,812
		5,486
Electrical Equipment - 1.2%
Alstom SA	23,800	4,302
Evergreen Solar, Inc. (a)	343,100	3,078
Gamesa Corporacion Tecnologica, SA	65,100	2,595
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	115,000	4,111
Vestas Wind Systems AS (a)	76,200	5,157
		19,243
Industrial Conglomerates - 5.5%
3M Co.	124,800	11,356
General Electric Co.	1,519,100	59,046
McDermott International, Inc. (a)	194,550	18,675
Siemens AG sponsored ADR	33,400	4,185
		93,262
Machinery - 0.9%
Danaher Corp.	102,600	7,968
Eaton Corp.	70,800	6,671
		14,639
Road & Rail - 0.7%
Landstar System, Inc.	110,200	4,740
Union Pacific Corp.	64,900	7,241
		11,981
TOTAL INDUSTRIALS		216,639
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 5.0%
Alcatel-Lucent SA sponsored ADR	415,400	4,549
Cisco Systems, Inc. (a)	1,281,500	40,905
Comverse Technology, Inc. (a)	258,935	4,337
Corning, Inc.	288,300	6,738
Harris Corp.	129,500	7,877
Juniper Networks, Inc. (a)	203,400	6,696
Motorola, Inc.	106,800	1,810
QUALCOMM, Inc.	140,300	5,597
Research In Motion Ltd. (a)	58,800	5,022
		83,531
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.1%
Apple, Inc. (a)	117,327	$ 16,247
Dell, Inc. (a)	130,000	3,673
EMC Corp. (a)	179,400	3,527
Hewlett-Packard Co.	411,400	20,303
SanDisk Corp. (a)	94,400	5,292
Sun Microsystems, Inc. (a)	658,100	3,527
		52,569
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	141,253	5,142
Internet Software & Services - 2.5%
CMGI, Inc. (a)	984,600	1,536
eBay, Inc. (a)	306,750	10,460
Google, Inc. Class A (sub. vtg.) (a)	53,805	27,723
Yahoo!, Inc. (a)	115,100	2,616
		42,335
IT Services - 0.6%
Patni Computer Systems Ltd. sponsored ADR	37,600	957
Paychex, Inc.	148,400	6,593
The Western Union Co.	180,800	3,404
		10,954
Office Electronics - 0.2%
Canon, Inc.	51,000	2,913
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc. (a)	410,100	5,331
Applied Materials, Inc.	536,182	11,453
ARM Holdings PLC sponsored ADR	205,000	1,829
Broadcom Corp. Class A (a)	214,300	7,393
Fairchild Semiconductor International, Inc. (a)	233,300	4,377
FormFactor, Inc. (a)	114,300	5,185
Infineon Technologies AG sponsored ADR (a)	379,900	5,926
Intel Corp.	627,800	16,166
Intersil Corp. Class A	80,600	2,686
Lam Research Corp. (a)	31,400	1,684
Marvell Technology Group Ltd. (a)	147,337	2,441
Maxim Integrated Products, Inc.	215,200	6,458
Microchip Technology, Inc.	66,600	2,565
Micron Technology, Inc. (a)(d)	245,400	2,810
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.	160,100	$ 4,214
Samsung Electronics Co. Ltd.	2,190	1,379
		81,897
Software - 4.5%
Adobe Systems, Inc. (a)	227,100	9,709
Cadence Design Systems, Inc. (a)	100,300	2,179
Cognos, Inc. (a)	118,000	4,724
Electronic Arts, Inc. (a)	93,900	4,971
Microsoft Corp.	1,418,100	40,742
Nintendo Co. Ltd.	5,900	2,745
Oracle Corp. (a)	433,700	8,795
Quest Software, Inc. (a)	134,600	1,960
		75,825
TOTAL INFORMATION TECHNOLOGY		355,166
MATERIALS - 2.2%
Chemicals - 1.3%
Monsanto Co.	151,980	10,599
Praxair, Inc.	156,600	11,848
		22,447
Metals & Mining - 0.9%
Alcoa, Inc.	158,100	5,775
Meridian Gold, Inc. (a)	166,340	4,619
Titanium Metals Corp. (a)	145,164	4,551
		14,945
TOTAL MATERIALS		37,392
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	753,000	30,022
Level 3 Communications, Inc. (a)(d)	1,125,800	5,888
Qwest Communications International, Inc. (a)	264,000	2,363
Verizon Communications, Inc.	415,400	17,397
		55,670
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	252,000	$ 9,984
Sprint Nextel Corp.	268,100	5,072
		15,056
TOTAL TELECOMMUNICATION SERVICES		70,726
UTILITIES - 0.8%
Electric Utilities - 0.8%
Exelon Corp.	189,400	13,385
TOTAL COMMON STOCKS (Cost $1,405,126)		1,629,062
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 5.48% (b)	58,361,781	58,362
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	14,235,910	14,236
TOTAL MONEY MARKET FUNDS (Cost $72,598)		72,598
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,477,724)		1,701,660
NET OTHER ASSETS - (1.1)%		(19,092)
NET ASSETS - 100%		$ 1,682,568
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,994
Fidelity Securities Lending Cash Central Fund	114
Total	$ 3,108
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,482,950,000. Net unrealized appreciation aggregated $218,710,000, of which $254,958,000 related to appreciated investment securities and $36,248,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Growth
Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2007

1.805740.103

GO-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.1%
Hotels, Restaurants & Leisure - 0.9%
Las Vegas Sands Corp. (a)(d)	244,000	$ 24,327
Internet & Catalog Retail - 0.0%
B2W Companhia Global Do Varejo	17,100	654
Media - 0.8%
Comcast Corp. Class A	123,300	3,217
The Walt Disney Co.	134,500	4,519
Time Warner, Inc.	840,200	15,947
		23,683
Multiline Retail - 1.0%
Sears Holdings Corp. (a)	197,400	28,339
Specialty Retail - 1.7%
Gamestop Corp. Class A (a)	226,800	11,372
J. Crew Group, Inc. (a)	7,100	354
Zumiez, Inc. (a)(d)	737,993	35,815
		47,541
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc. (a)	279,300	12,437
Lululemon Athletica, Inc.	7,600	259
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	108,200	7,034
		19,730
TOTAL CONSUMER DISCRETIONARY		144,274
ENERGY - 14.1%
Energy Equipment & Services - 4.3%
Diamond Offshore Drilling, Inc.	38,300	4,028
GlobalSantaFe Corp.	214,600	15,149
Grant Prideco, Inc. (a)	322,600	17,840
National Oilwell Varco, Inc. (a)	284,640	36,434
Pride International, Inc. (a)	397,500	13,980
Schlumberger Ltd. (NY Shares)	190,600	18,393
Transocean, Inc. (a)	99,800	10,488
Weatherford International Ltd. (a)	76,000	4,437
		120,749
Oil, Gas & Consumable Fuels - 9.8%
Cabot Oil & Gas Corp.	84,400	2,814
Chesapeake Energy Corp.	371,900	11,997
EOG Resources, Inc.	272,000	18,322
Frontier Oil Corp.	89,200	3,660
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Goodrich Petroleum Corp. (a)(d)	83,800	$ 2,481
Noble Energy, Inc.	79,300	4,764
Peabody Energy Corp.	413,999	17,599
Petroplus Holdings AG	88,616	7,697
Quicksilver Resources, Inc. (a)	83,800	3,348
Southwestern Energy Co. (a)	62,000	2,306
Ultra Petroleum Corp. (a)	1,003,800	53,603
Valero Energy Corp.	2,191,900	150,167
		278,758
TOTAL ENERGY		399,507
FINANCIALS - 10.4%
Capital Markets - 3.5%
Ashmore Group plc	5,627,300	25,307
EFG International	61,050	2,702
Fortress Investment Group LLC (d)	974,498	17,083
Goldman Sachs Group, Inc.	16,035	2,822
Greenhill & Co., Inc. (d)	367,300	21,267
Lazard Ltd. Class A	335,000	13,430
MF Global Ltd.	328,700	8,855
Morgan Stanley	39,600	2,470
T. Rowe Price Group, Inc.	41,300	2,120
The Blackstone Group LP	180,100	4,166
		100,222
Consumer Finance - 0.1%
American Express Co.	41,100	2,409
Diversified Financial Services - 6.3%
Apollo Global Management LLC (e)	984,300	23,869
CME Group, Inc.	171,314	95,045
Deutsche Boerse AG	49,600	5,473
Moody's Corp.	256,400	11,756
NETeller PLC (a)	795,852	1,360
Oaktree Capital Group LLC (a)(e)	1,150,000	39,675
		177,178
Insurance - 0.4%
American International Group, Inc.	161,800	10,679
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Country Garden Holdings Co. Ltd.	1,655,000	$ 2,547
TOTAL FINANCIALS		293,035
HEALTH CARE - 6.3%
Biotechnology - 2.5%
Amylin Pharmaceuticals, Inc. (a)	41,200	2,020
Celgene Corp. (a)	630,200	40,465
Genentech, Inc. (a)	33,200	2,484
Gilead Sciences, Inc. (a)	528,000	19,203
NeurogesX, Inc.	578,500	4,113
Vertex Pharmaceuticals, Inc. (a)	97,200	3,787
		72,072
Health Care Equipment & Supplies - 0.3%
Alcon, Inc.	20,600	2,786
Inverness Medical Innovations, Inc. (a)	101,800	4,900
		7,686
Health Care Providers & Services - 2.4%
Brookdale Senior Living, Inc.	66,600	2,439
UnitedHealth Group, Inc.	1,308,907	65,458
		67,897
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	287,600	6,503
Cerner Corp. (a)	104,900	5,983
		12,486
Life Sciences Tools & Services - 0.2%
Exelixis, Inc. (a)	423,700	4,767
Pharmaceuticals - 0.5%
Allergan, Inc.	222,500	13,352
TOTAL HEALTH CARE		178,260
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.2%
The Boeing Co.	61,600	5,957
Airlines - 0.9%
AirAsia Bhd (a)	2,091,400	1,129
AMR Corp.	136,600	3,348
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. (a)	471,147	$ 7,953
Northwest Airlines Corp. (a)	287,500	5,342
US Airways Group, Inc. (a)	205,700	6,366
		24,138
Construction & Engineering - 1.4%
Fluor Corp.	304,100	38,666
Granite Construction, Inc.	20,800	1,132
		39,798
Electrical Equipment - 0.4%
ABB Ltd. sponsored ADR	338,800	8,355
Sunpower Corp. Class A (a)	3,300	225
Suzlon Energy Ltd.	83,719	2,608
		11,188
TOTAL INDUSTRIALS		81,081
INFORMATION TECHNOLOGY - 45.4%
Communications Equipment - 7.9%
ADVA AG Optical Networking (a)	125,031	1,071
Ciena Corp. (a)	346,100	13,110
Cisco Systems, Inc. (a)	1,426,600	45,537
F5 Networks, Inc. (a)	139,200	4,868
Infinera Corp.	7,800	150
Juniper Networks, Inc. (a)	381,820	12,570
QUALCOMM, Inc.	723,800	28,872
Research In Motion Ltd. (a)	1,384,090	118,215
		224,393
Computers & Peripherals - 6.0%
Apple, Inc. (a)	635,300	87,976
Dell, Inc. (a)	514,500	14,535
EMC Corp. (a)	1,405,100	27,624
Hewlett-Packard Co.	743,780	36,706
SanDisk Corp. (a)	73,200	4,104
		170,945
Internet Software & Services - 15.4%
Akamai Technologies, Inc. (a)	226,500	7,298
eBay, Inc. (a)(d)	2,651,771	90,425
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (sub. vtg.) (a)	654,310	$ 337,135
NHN Corp.	2,532	488
		435,346
IT Services - 9.3%
Cognizant Technology Solutions Corp. Class A (a)	2,459,883	180,826
Genpact Ltd.	393,100	6,494
Mastercard, Inc. Class A (d)	401,850	55,049
Satyam Computer Services Ltd. sponsored ADR	845,100	21,533
		263,902
Semiconductors & Semiconductor Equipment - 1.0%
Altera Corp.	82,200	1,957
Marvell Technology Group Ltd. (a)	1,132,900	18,772
MEMC Electronic Materials, Inc. (a)	75,000	4,607
Xilinx, Inc.	49,000	1,253
		26,589
Software - 5.8%
BladeLogic, Inc.	2,300	58
Electronic Arts, Inc. (a)	512,400	27,126
Nintendo Co. Ltd.	269,800	125,511
Perfect World Co. Ltd. sponsored ADR Class B	8,600	195
Quality Systems, Inc.	184,963	6,816
Salesforce.com, Inc. (a)	108,000	4,366
VMware, Inc.	8,100	558
		164,630
TOTAL INFORMATION TECHNOLOGY		1,285,805
MATERIALS - 1.8%
Chemicals - 0.3%
Monsanto Co.	114,800	8,006
Construction Materials - 0.1%
Vulcan Materials Co.	32,900	2,961
Metals & Mining - 1.4%
Arcelor Mittal (NY Shares) Class A	365,600	24,203
Carpenter Technology Corp.	66,600	7,782
Central African Mining & Exploration Co. PLC (a)	42,200	31
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rautaruukki Oyj (K Shares)	41,200	$ 2,243
Titanium Metals Corp. (a)	213,400	6,690
		40,949
TOTAL MATERIALS		51,916
TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 4.3%
AT&T, Inc.	3,033,751	120,956
Level 3 Communications, Inc. (a)	275,800	1,442
		122,398
Wireless Telecommunication Services - 2.4%
America Movil SAB de CV Series L sponsored ADR	590,200	35,683
American Tower Corp. Class A (a)	241,500	9,568
Bharti Airtel Ltd. (a)	747,858	16,224
China Mobile (Hong Kong) Ltd. sponsored ADR	38,900	2,637
MetroPCS Communications, Inc. (d)	123,400	3,368
		67,480
TOTAL TELECOMMUNICATION SERVICES		189,878
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (a)	82,200	3,131
TOTAL COMMON STOCKS (Cost $2,272,475)		2,626,887
Money Market Funds - 12.0%

Fidelity Cash Central Fund, 5.48% (b)	207,505,347	207,505
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	132,345,690	132,346
TOTAL MONEY MARKET FUNDS (Cost $339,851)		339,851
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.02%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Treasury Obligations) # (Cost $3,637)	$ 3,639	$ 3,637
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $2,615,963)		2,970,375
NET OTHER ASSETS - (4.9)%		(139,824)
NET ASSETS - 100%		$ 2,830,551
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,544,000 or 2.2% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$3,637,000 due 9/04/07 at 5.02%
Banc of America Securities LLC	$ 318
Citigroup Global Markets, Inc.	1,156
Lehman Brothers, Inc.	978
UBS Securities LLC	1,185
$ 3,637
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 631
Fidelity Securities Lending Cash Central Fund	697
Total	$ 1,328
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,618,906,000. Net unrealized appreciation aggregated $351,469,000, of which $484,314,000 related to appreciated investment securities and $132,845,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2007

1.805746.103

LC-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Distributors - 0.1%
Li & Fung Ltd.	208,000	$ 770,934
Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	91,628	5,375,815
Household Durables - 1.8%
Centex Corp.	88,600	2,561,426
D.R. Horton, Inc.	542,204	8,192,702
KB Home	354,000	10,740,360
		21,494,488
Leisure Equipment & Products - 0.1%
Brunswick Corp.	51,600	1,297,740
Media - 2.2%
Comcast Corp. Class A (special) (non-vtg.) (a)	340,900	8,815,674
E.W. Scripps Co. Class A	44,100	1,812,510
McGraw-Hill Companies, Inc.	60,700	3,062,922
Time Warner Cable, Inc.	33,200	1,218,440
Time Warner, Inc.	588,000	11,160,240
		26,069,786
Multiline Retail - 0.9%
Kohl's Corp. (a)	48,000	2,846,400
Target Corp.	113,200	7,463,276
		10,309,676
Specialty Retail - 2.3%
Home Depot, Inc.	362,000	13,868,220
Staples, Inc.	562,179	13,351,751
		27,219,971
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	21,307	2,006,906
TOTAL CONSUMER DISCRETIONARY		94,545,316
CONSUMER STAPLES - 5.2%
Beverages - 0.5%
PepsiCo, Inc.	83,700	5,694,111
Food & Staples Retailing - 0.1%
Tesco PLC	44,500	385,886
Tesco PLC Sponsored ADR	56,400	1,468,092
		1,853,978
Food Products - 2.0%
Green Mountain Coffee Roasters, Inc. (a)	63,436	2,161,265
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Groupe Danone	86,300	$ 6,515,650
Marine Harvest ASA (a)	1,505,000	1,765,911
Nestle SA (Reg.)	29,221	12,763,733
		23,206,559
Household Products - 2.5%
Procter & Gamble Co.	462,900	30,231,999
Tobacco - 0.1%
Souza Cruz Industria Comerico	42,000	862,691
TOTAL CONSUMER STAPLES		61,849,338
ENERGY - 9.4%
Energy Equipment & Services - 2.9%
Diamond Offshore Drilling, Inc.	36,800	3,869,888
GlobalSantaFe Corp.	43,100	3,042,429
National Oilwell Varco, Inc. (a)	43,600	5,580,800
North American Energy Partners, Inc.	98,900	1,707,015
Schlumberger Ltd. (NY Shares)	158,500	15,295,250
Smith International, Inc.	71,800	4,811,318
		34,306,700
Oil, Gas & Consumable Fuels - 6.5%
Canadian Natural Resources Ltd.	48,300	3,301,716
ConocoPhillips	144,900	11,865,861
EOG Resources, Inc.	112,500	7,578,000
Exxon Mobil Corp.	53,800	4,612,274
Forest Oil Corp. (a)	87,900	3,397,335
NuStar GP Holdings LLC	63,200	2,066,640
Occidental Petroleum Corp.	67,200	3,809,568
Petroplus Holdings AG	19,533	1,696,625
Quicksilver Resources, Inc. (a)	127,400	5,089,630
Range Resources Corp.	207,200	7,523,432
Suncor Energy, Inc.	26,900	2,409,678
Ultra Petroleum Corp. (a)	136,600	7,294,440
Valero Energy Corp.	196,500	13,462,215
Williams Partners LP	51,700	2,305,303
		76,412,717
TOTAL ENERGY		110,719,417
Common Stocks - continued
	Shares	Value
FINANCIALS - 18.3%
Capital Markets - 2.4%
Bank New York Mellon Corp.	111,165	$ 4,494,401
EFG International	29,180	1,291,417
Morgan Stanley	15,400	960,498
State Street Corp.	223,659	13,723,716
T. Rowe Price Group, Inc.	60,600	3,109,992
UBS AG (NY Shares)	96,500	5,041,160
		28,621,184
Commercial Banks - 3.0%
Commerce Bancorp, Inc.	246,781	9,064,266
Erste Bank AG	78,226	5,668,522
Societe Generale Series A	22,400	3,606,400
Standard Chartered PLC (United Kingdom)	246,848	7,616,432
Unicredito Italiano SpA	275,500	2,356,681
Wachovia Corp.	134,600	6,592,708
		34,905,009
Diversified Financial Services - 6.7%
Bank of America Corp.	489,500	24,807,860
Citigroup, Inc.	631,900	29,623,472
Climate Exchange PLC (a)	45,844	1,248,093
Deutsche Boerse AG	35,100	3,873,297
JPMorgan Chase & Co.	385,921	17,181,203
Moody's Corp.	58,600	2,686,810
		79,420,735
Insurance - 5.8%
ACE Ltd.	166,900	9,640,144
AFLAC, Inc.	115,500	6,157,305
AMBAC Financial Group, Inc.	19,000	1,193,580
American International Group, Inc.	538,687	35,553,342
Platinum Underwriters Holdings Ltd.	90,690	3,145,129
RenaissanceRe Holdings Ltd.	60,800	3,482,624
The Chubb Corp.	177,400	9,070,462
		68,242,586
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	158,200	2,229,038
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp.	140,200	$ 2,782,970
MGIC Investment Corp.	600	18,096
		2,801,066
TOTAL FINANCIALS		216,219,618
HEALTH CARE - 14.2%
Biotechnology - 3.1%
Alnylam Pharmaceuticals, Inc. (a)	251,100	5,868,207
Amgen, Inc. (a)	89,300	4,474,823
Cephalon, Inc. (a)	134,735	10,111,862
Cougar Biotechnology, Inc. (a)	5,800	133,400
CSL Ltd.	69,954	5,621,641
Genentech, Inc. (a)	66,600	4,982,346
PDL BioPharma, Inc. (a)	62,000	1,209,620
Vertex Pharmaceuticals, Inc. (a)	90,100	3,510,296
		35,912,195
Health Care Equipment & Supplies - 5.5%
Alcon, Inc.	10,100	1,366,126
Beckman Coulter, Inc.	65,000	4,676,750
Becton, Dickinson & Co.	75,000	5,770,500
C.R. Bard, Inc.	59,700	4,978,383
Cholestech Corp. (a)	489,700	10,131,893
Gen-Probe, Inc. (a)	55,012	3,521,868
HemoSense, Inc. (a)	477,800	6,187,510
Hologic, Inc. (a)	63,645	3,382,732
Inverness Medical Innovations, Inc. (a)	440,100	21,186,414
Kyphon, Inc. (a)	22,300	1,491,201
Sonova Holding AG	20,736	1,831,993
		64,525,370
Health Care Providers & Services - 0.8%
Humana, Inc. (a)	45,700	2,928,913
UnitedHealth Group, Inc.	130,400	6,521,304
		9,450,217
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.4%
QIAGEN NV (a)	207,400	$ 3,529,948
Third Wave Technologies, Inc. (a)	214,724	1,642,639
		5,172,587
Pharmaceuticals - 4.4%
Allergan, Inc.	188,104	11,288,121
BioMimetic Therapeutics, Inc. (a)	101,000	1,522,070
Elan Corp. PLC sponsored ADR (a)	146,400	2,837,232
Johnson & Johnson	378,100	23,362,799
Merck & Co., Inc.	237,272	11,903,936
Sirtris Pharmaceuticals, Inc. (d)	90,300	1,172,094
		52,086,252
TOTAL HEALTH CARE		167,146,621
INDUSTRIALS - 16.8%
Aerospace & Defense - 3.4%
General Dynamics Corp.	41,500	3,260,240
Goodrich Corp.	55,300	3,492,748
Honeywell International, Inc.	581,400	32,645,610
		39,398,598
Air Freight & Logistics - 0.5%
Panalpina Welttransport Holding AG	6,510	1,157,836
United Parcel Service, Inc. Class B	62,700	4,756,422
		5,914,258
Commercial Services & Supplies - 1.3%
Avery Dennison Corp.	50,900	3,043,311
CoStar Group, Inc. (a)	56,959	3,134,454
Healthcare Services Group, Inc.	128,750	2,757,825
Herman Miller, Inc.	58,100	1,686,062
Monster Worldwide, Inc. (a)	70,500	2,411,100
R.R. Donnelley & Sons Co.	64,800	2,321,136
		15,353,888
Electrical Equipment - 2.3%
ABB Ltd. sponsored ADR	185,200	4,567,032
Alstom SA	7,200	1,301,349
Emerson Electric Co.	131,300	6,463,899
Energy Conversion Devices, Inc. (a)	40,700	1,054,537
Evergreen Solar, Inc. (a)	353,800	3,173,586
Prysmian SpA	141,304	3,512,263
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Q-Cells AG	13,300	$ 1,177,752
SolarWorld AG	73,800	3,639,600
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	50,243	1,796,187
		26,686,205
Industrial Conglomerates - 7.6%
3M Co.	117,200	10,664,028
General Electric Co.	1,886,500	73,328,251
Siemens AG sponsored ADR	49,300	6,177,290
		90,169,569
Machinery - 1.7%
Badger Meter, Inc.	5,000	156,950
Cummins, Inc.	24,000	2,842,080
Danaher Corp.	56,900	4,418,854
Illinois Tool Works, Inc.	95,200	5,537,784
KSB AG	2,100	1,602,124
SPX Corp.	35,800	3,223,790
Sulzer AG (Reg.)	1,955	2,592,435
		20,374,017
Trading Companies & Distributors - 0.0%
Rush Enterprises, Inc. Class A (a)	10,447	264,936
TOTAL INDUSTRIALS		198,161,471
INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 3.3%
Alcatel-Lucent SA sponsored ADR	206,100	2,256,795
Cisco Systems, Inc. (a)	664,500	21,210,840
Corning, Inc.	93,400	2,182,758
Foxconn International Holdings Ltd. (a)	542,000	1,414,554
Infinera Corp.	15,200	292,752
Juniper Networks, Inc. (a)	175,208	5,767,847
QUALCOMM, Inc.	144,400	5,760,116
		38,885,662
Computers & Peripherals - 4.0%
Apple, Inc. (a)	89,800	12,435,504
Dell, Inc. (a)	145,298	4,104,669
Diebold, Inc.	102,900	4,514,223
EMC Corp. (a)	471,500	9,269,690
Hewlett-Packard Co.	137,900	6,805,365
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	134,000	$ 7,512,040
Sun Microsystems, Inc. (a)	499,300	2,676,248
		47,317,739
Electronic Equipment & Instruments - 1.3%
Ibiden Co. Ltd.	43,600	3,708,476
Itron, Inc. (a)	20,200	1,714,980
Jabil Circuit, Inc.	322,400	7,157,280
Motech Industries, Inc.	245,238	2,095,672
Motech Industries, Inc. GDR (a)(e)	108,826	929,967
		15,606,375
Internet Software & Services - 2.9%
eBay, Inc. (a)	143,003	4,876,402
Google, Inc. Class A (sub. vtg.) (a)	50,450	25,994,363
LoopNet, Inc. (a)	73,475	1,400,434
ValueClick, Inc. (a)	125,400	2,513,016
		34,784,215
IT Services - 2.1%
Cognizant Technology Solutions Corp. Class A (a)	96,500	7,093,715
MoneyGram International, Inc.	335,871	7,143,976
Redecard SA	104,400	1,596,330
Satyam Computer Services Ltd. sponsored ADR	92,000	2,344,160
The Western Union Co.	370,800	6,982,164
		25,160,345
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (a)	144,300	1,875,900
Altera Corp.	65,200	1,552,412
Broadcom Corp. Class A (a)	58,800	2,028,600
Intel Corp.	816,894	21,035,021
LSI Corp. (a)	343,200	2,364,648
Marvell Technology Group Ltd. (a)	222,000	3,678,540
Maxim Integrated Products, Inc.	176,300	5,290,763
MEMC Electronic Materials, Inc. (a)	28,600	1,756,612
Silicon Laboratories, Inc. (a)	43,300	1,598,636
Taiwan Semiconductor Manufacturing Co. Ltd.	1,559,758	2,963,540
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	129,870	1,288,310
		45,432,982
Software - 1.8%
Activision, Inc. (a)	157,400	3,067,726
Autonomy Corp. PLC (a)	104,000	1,943,163
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	341,638	$ 9,815,260
Nintendo Co. Ltd.	13,800	6,419,760
		21,245,909
TOTAL INFORMATION TECHNOLOGY		228,433,227
MATERIALS - 2.0%
Chemicals - 0.7%
Akzo Nobel NV	7,900	622,125
Albemarle Corp.	85,200	3,448,044
Ecolab, Inc.	55,400	2,307,964
Georgia Gulf Corp. (d)	88,116	1,319,097
		7,697,230
Metals & Mining - 1.3%
Alcoa, Inc.	142,300	5,198,219
Arcelor Mittal (NY Shares) Class A	57,000	3,773,400
Barrick Gold Corp.	79,700	2,590,882
Meridian Gold, Inc. (a)	69,100	1,918,907
Reliance Steel & Aluminum Co.	46,700	2,473,699
		15,955,107
TOTAL MATERIALS		23,652,337
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	680,700	27,139,509
Verizon Communications, Inc.	150,000	6,282,000
		33,421,509
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	129,200	5,118,904
TOTAL TELECOMMUNICATION SERVICES		38,540,413
UTILITIES - 1.9%
Electric Utilities - 0.3%
Great Plains Energy, Inc.	95,400	2,703,636
Reliant Energy, Inc. (a)	57,700	1,471,927
		4,175,563
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 1.4%
AES Corp. (a)	166,900	$ 3,022,559
Clipper Windpower PLC (a)	205,600	2,303,232
Constellation Energy Group, Inc.	35,900	2,977,546
Dynegy, Inc. Class A (a)	393,200	3,180,988
NRG Energy, Inc. (a)	125,400	4,776,486
		16,260,811
Multi-Utilities - 0.2%
Sempra Energy	38,400	2,113,152
TOTAL UTILITIES		22,549,526
TOTAL COMMON STOCKS (Cost $1,035,099,651)		1,161,817,284
Convertible Bonds - 0.1%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 1,120,000	1,207,808
TOTAL CONVERTIBLE BONDS (Cost $1,138,925)		1,207,808
Money Market Funds - 1.2%
	Shares
Fidelity Cash Central Fund, 5.48% (b)	13,399,943	13,399,943
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	986,875	986,875
TOTAL MONEY MARKET FUNDS (Cost $14,386,818)		14,386,818
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,050,625,394)		1,177,411,910
NET OTHER ASSETS - 0.3%		3,314,923
NET ASSETS - 100%		$ 1,180,726,833
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $929,967 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 383,260
Fidelity Securities Lending Cash Central Fund	39,401
Total	$ 422,661
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,054,756,819. Net unrealized appreciation aggregated $122,655,091, of which $161,554,234 related to appreciated investment securities and $38,899,143 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Leveraged
Company Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2007

1.805758.103

ALSF-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.9%
Delphi Corp. (a)	1,000,000	$ 910,000
IdleAire Technologies Corp. warrants 12/15/15 (a)(f)	6,120	6,120
Tenneco, Inc. (a)	353,300	11,217,275
The Goodyear Tire & Rubber Co. (a)(e)	255,000	7,053,300
TRW Automotive Holdings Corp. (a)	283,200	8,654,592
WABCO Holdings, Inc.	193,300	8,748,758
		36,590,045
Automobiles - 0.1%
Ford Motor Co. (e)	580,000	4,529,800
Diversified Consumer Services - 2.1%
Carriage Services, Inc. Class A (a)	36,900	313,650
Coinmach Service Corp. Class A	192,600	2,467,206
Service Corp. International	5,390,800	65,875,576
Stewart Enterprises, Inc. Class A	1,486,922	10,661,231
		79,317,663
Hotels, Restaurants & Leisure - 1.2%
Bally Technologies, Inc. (a)	329,640	10,934,159
Penn National Gaming, Inc. (a)	292,100	17,175,480
Six Flags, Inc. (a)(e)	1,179,000	4,739,580
Station Casinos, Inc.	90,000	7,903,800
Steak n Shake Co. (a)	253,100	3,988,856
		44,741,875
Household Durables - 0.2%
Foamex International, Inc. (a)	267,000	2,483,100
Sealy Corp., Inc.	200,000	3,052,000
		5,535,100
Internet & Catalog Retail - 0.0%
Audible, Inc. (a)(e)	150,000	1,593,000
Leisure Equipment & Products - 0.2%
Callaway Golf Co.	455,273	7,430,055
Media - 2.2%
Cablevision Systems Corp. - NY Group Class A (a)	330,300	11,081,565
Charter Communications, Inc. Class A (a)(e)	5,695,500	15,833,490
Cinemark Holdings, Inc.	726,803	13,067,918
GateHouse Media, Inc.	261,000	3,398,220
Gray Television, Inc.	983,792	8,804,938
Knology, Inc. (a)	49,885	788,183
Liberty Global, Inc.:
Class A (a)	263,846	10,812,409
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Global, Inc.: - continued
Class C (a)	2,264	$ 89,315
LodgeNet Entertainment Corp. (a)	11,800	309,160
Nexstar Broadcasting Group, Inc. Class A (a)	819,700	8,008,469
RCN Corp. (e)	353,500	5,086,865
Regal Entertainment Group Class A	100	2,254
Virgin Media, Inc.	403,030	9,592,114
		86,874,900
Specialty Retail - 0.8%
Gamestop Corp. Class A (a)	199,200	9,987,888
Gap, Inc.	87,400	1,639,624
Sally Beauty Holdings, Inc. (a)	1,303,600	11,106,672
The Pep Boys - Manny, Moe & Jack	557,108	9,131,000
		31,865,184
TOTAL CONSUMER DISCRETIONARY		298,477,622
CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 1.6%
Koninklijke Ahold NV ADR (a)	1,124,080	15,096,394
Kroger Co.	286,100	7,604,538
SUPERVALU, Inc.	931,900	39,279,585
		61,980,517
Food Products - 1.2%
Corn Products International, Inc.	380,830	17,213,516
Dean Foods Co.	448,700	12,052,082
Interstate Bakeries Corp. (a)	1,323,300	1,495,329
Kellogg Co.	15,100	829,443
Smithfield Foods, Inc. (a)	477,400	15,625,302
		47,215,672
Personal Products - 0.3%
Playtex Products, Inc. (a)	473,500	8,617,700
Revlon, Inc. Class A (sub. vtg.) (a)	1,651,383	1,899,090
		10,516,790
TOTAL CONSUMER STAPLES		119,712,979
Common Stocks - continued
	Shares	Value
ENERGY - 29.9%
Energy Equipment & Services - 7.8%
Basic Energy Services, Inc. (a)	85,700	$ 1,771,419
Exterran Holdings, Inc. (a)	1,702,310	131,929,025
Grant Prideco, Inc. (a)	1,281,480	70,865,844
Grey Wolf, Inc. (a)	3,019,861	20,051,877
Hercules Offshore, Inc. (a)	485,478	12,350,560
Nabors Industries Ltd. (a)	178,600	5,284,774
Noble Corp.	300,000	14,718,000
Oil States International, Inc. (a)	103,500	4,367,700
Parker Drilling Co. (a)	944,929	7,360,997
Petroleum Geo-Services ASA	739,200	17,186,400
Petroleum Geo-Services ASA sponsored ADR	263,844	6,134,373
Pride International, Inc. (a)	237,900	8,366,943
Rowan Companies, Inc.	108,000	4,054,320
		304,442,232
Oil, Gas & Consumable Fuels - 22.1%
Alpha Natural Resources, Inc. (a)	1,703,950	32,903,275
Anadarko Petroleum Corp.	157,452	7,711,999
Arch Coal, Inc.	311,745	9,193,360
Cabot Oil & Gas Corp.	321,600	10,722,144
Canadian Natural Resources Ltd.	50,000	3,417,925
Chesapeake Energy Corp.	2,225,700	71,801,082
ConocoPhillips	187,564	15,359,616
Double Hull Tankers, Inc.	1,101,400	16,983,588
El Paso Corp. (e)	5,828,000	92,490,360
EOG Resources, Inc.	165,400	11,141,344
Forest Oil Corp. (a)(e)	2,320,457	89,685,663
Frontier Oil Corp.	580,000	23,797,400
Frontline Ltd. (e)	14,700	687,163
Frontline Ltd. (NY Shares)	821,000	38,357,120
General Maritime Corp.	1,479,600	38,262,456
Mariner Energy, Inc. (a)	1,185,276	24,855,238
Massey Energy Co.	1,204,400	24,991,300
Nexen, Inc.	326,800	9,138,207
Occidental Petroleum Corp.	82,656	4,685,769
Overseas Shipholding Group, Inc.	929,500	66,366,300
Paladin Resources Ltd. (a)	849,100	4,210,858
Peabody Energy Corp. (e)	779,087	33,118,988
Petrohawk Energy Corp. (a)	1,527,128	23,120,718
Plains Exploration & Production Co. (a)	96,700	3,629,151
Pogo Producing Co.	120,300	5,992,143
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.	615,300	$ 22,341,543
Ship Finance International Ltd.:
(Norway)	3,780	105,047
(NY Shares)	576,710	16,591,947
Teekay Corp.	1,359,000	78,767,640
Valero Energy Corp.	724,300	49,621,793
Williams Companies, Inc.	924,800	28,668,800
		858,719,937
TOTAL ENERGY		1,163,162,169
FINANCIALS - 0.6%
Capital Markets - 0.1%
Merrill Lynch & Co., Inc.	69,500	5,122,150
Commercial Banks - 0.2%
PNC Financial Services Group, Inc.	122,700	8,634,399
Insurance - 0.1%
American Financial Group, Inc.	130,500	3,680,100
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	265,100	7,825,752
TOTAL FINANCIALS		25,262,401
HEALTH CARE - 3.2%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	122,038	384,420
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	191,500	10,486,540
Beckman Coulter, Inc. (e)	155,900	11,217,005
Covidien Ltd. (a)	286,325	11,404,325
Hospira, Inc. (a)	162,700	6,288,355
		39,396,225
Health Care Providers & Services - 2.1%
Community Health Systems, Inc. (a)	229,000	7,953,170
DaVita, Inc. (a)	670,900	38,590,168
ResCare, Inc. (a)	449,800	9,589,736
Rural/Metro Corp. (a)	343,733	1,247,751
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp. (a)(e)	944,548	$ 3,202,018
VCA Antech, Inc. (a)	454,800	18,596,772
		79,179,615
Pharmaceuticals - 0.1%
Adams Respiratory Therapeutics, Inc. (a)	92,700	3,574,512
TOTAL HEALTH CARE		122,534,772
INDUSTRIALS - 16.3%
Aerospace & Defense - 1.1%
American Science & Engineering, Inc. (e)	141,609	10,231,250
DRS Technologies, Inc.	59,700	3,133,056
Teledyne Technologies, Inc. (a)	32,900	1,642,039
United Technologies Corp.	390,650	29,154,210
		44,160,555
Air Freight & Logistics - 0.1%
Park-Ohio Holdings Corp. (a)	114,577	3,156,596
Airlines - 0.9%
AirTran Holdings, Inc. (a)	138,500	1,455,635
AMR Corp.	288,770	7,077,753
Delta Air Lines, Inc. (a)	900,511	15,200,626
Northwest Airlines Corp. (a)	46,189	858,192
UAL Corp. (a)(e)	200,000	9,494,000
		34,086,206
Building Products - 2.0%
American Standard Companies, Inc.	579,900	21,357,717
Armstrong World Industries, Inc. (a)	47,217	1,983,114
Goodman Global, Inc. (a)	200,800	4,696,712
Lennox International, Inc.	197,100	7,089,687
Owens Corning (a)	1,587,260	39,618,010
Owens Corning warrants 10/31/13 (a)	193,400	1,160,400
		75,905,640
Commercial Services & Supplies - 4.2%
Allied Waste Industries, Inc. (a)	3,362,000	42,932,740
Cenveo, Inc. (a)	1,896,300	37,205,406
Clean Harbors, Inc. (a)	209,300	9,876,867
Deluxe Corp.	128,800	4,896,976
Interface, Inc. Class A	108,200	1,951,928
Layne Christensen Co. (a)	312,636	15,434,839
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Republic Services, Inc.	155,250	$ 4,826,723
The Brink's Co.	322,100	18,475,656
Waste Management, Inc.	776,000	29,231,920
		164,833,055
Construction & Engineering - 1.4%
Foster Wheeler Ltd. (a)	428,600	50,763,384
Great Lakes Dredge & Dock Corp. (a)	206,300	1,829,881
		52,593,265
Electrical Equipment - 0.7%
Baldor Electric Co.	187,400	7,803,336
Belden, Inc.	163,764	7,960,568
Emerson Electric Co.	180,100	8,866,323
GrafTech International Ltd. (a)	231,763	3,891,301
		28,521,528
Industrial Conglomerates - 0.2%
Tyco International Ltd.	165,825	7,322,832
Machinery - 2.8%
Accuride Corp. (a)	626,829	8,129,972
Badger Meter, Inc. (e)	188,146	5,905,903
Cummins, Inc.	209,000	24,749,780
Dover Corp.	343,500	16,968,900
Eaton Corp.	210,500	19,833,310
FreightCar America, Inc.	41,982	1,901,785
Ingersoll-Rand Co. Ltd. Class A	194,400	10,095,192
Navistar International Corp. (a)	29,100	1,629,018
SPX Corp.	19,800	1,782,990
Terex Corp. (a)	35,600	2,843,728
Thermadyne Holdings Corp. (a)	5,100	79,560
Timken Co.	7,200	256,032
Watts Water Technologies, Inc. Class A	407,764	14,443,001
		108,619,171
Marine - 1.9%
American Commercial Lines, Inc. (a)	3,400	87,822
Genco Shipping & Trading Ltd.	576,100	32,319,210
Golden Ocean Group Ltd. (e)	232,800	1,202,059
Navios Maritime Holdings, Inc.	2,664,847	32,511,133
OceanFreight, Inc.	335,400	7,174,206
		73,294,430
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	158,700	$ 12,878,505
Trading Companies & Distributors - 0.6%
H&E Equipment Services, Inc. (a)	3,100	63,736
UAP Holding Corp.	488,200	14,602,062
United Rentals, Inc. (a)	279,500	9,111,700
		23,777,498
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	95,400	2,113,110
TOTAL INDUSTRIALS		631,262,391
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 0.3%
Alcatel-Lucent SA sponsored ADR	152,314	1,667,838
Motorola, Inc.	511,300	8,666,535
		10,334,373
Computers & Peripherals - 1.5%
EMC Corp. (a)	1,749,100	34,387,306
Seagate Technology	558,100	14,410,142
Sun Microsystems, Inc. (a)	1,845,200	9,890,272
		58,687,720
Electronic Equipment & Instruments - 3.2%
Benchmark Electronics, Inc. (a)	150,000	3,762,000
Cogent, Inc. (a)(e)	891,083	12,787,041
DDi Corp. (a)	23,328	154,198
Flextronics International Ltd. (a)	5,609,152	63,888,241
Itron, Inc. (a)	215,600	18,304,440
Merix Corp. (a)	446,225	2,628,265
SMTC Corp. (a)	343,580	810,849
Solectron Corp. (a)	1,048,400	4,067,792
TTM Technologies, Inc. (a)	153,686	1,795,052
Tyco Electronics Ltd. (a)	286,325	9,984,153
Viasystems Group, Inc. (a)	213,790	2,031,005
Viasystems Group, Inc. (g)	47,440	450,680
Vishay Intertechnology, Inc. (a)	327,800	4,336,794
		125,000,510
Internet Software & Services - 0.1%
VeriSign, Inc. (a)	194,300	6,256,460
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.7%
Affiliated Computer Services, Inc. Class A (a)	20,000	$ 1,000,600
CACI International, Inc. Class A (a)	152,000	7,755,040
Cognizant Technology Solutions Corp. Class A (a)	13,200	970,332
Global Cash Access Holdings, Inc. (a)	591,600	6,566,760
SAIC, Inc.	597,400	10,938,394
		27,231,126
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc. (a)(e)	3,996,800	51,958,400
AMIS Holdings, Inc. (a)	2,023,676	20,985,520
Amkor Technology, Inc. (a)	5,837,314	67,245,857
Atmel Corp. (a)	2,938,977	15,576,578
Cypress Semiconductor Corp. (a)	1,041,200	26,071,648
Fairchild Semiconductor International, Inc. (a)	171,200	3,211,712
Intel Corp.	638,700	16,446,525
Micron Technology, Inc. (a)(e)	638,700	7,313,115
ON Semiconductor Corp. (a)	7,260,900	85,097,748
Skyworks Solutions, Inc. (a)	215,153	1,697,557
Texas Instruments, Inc.	60,100	2,057,824
		297,662,484
Software - 1.2%
Autodesk, Inc. (a)	236,100	10,936,152
BEA Systems, Inc. (a)	764,800	9,330,560
Cognos, Inc. (a)	169,200	6,773,077
Sybase, Inc. (a)	145,800	3,360,690
Symantec Corp. (a)	745,148	14,016,234
VMware, Inc.	10,700	737,123
		45,153,836
TOTAL INFORMATION TECHNOLOGY		570,326,509
MATERIALS - 13.6%
Chemicals - 4.9%
Agrium, Inc.	155,800	7,118,366
Albemarle Corp.	380,404	15,394,950
Arch Chemicals, Inc.	117,658	5,096,945
Celanese Corp. Class A	2,614,400	93,909,248
Georgia Gulf Corp. (e)	277,160	4,149,085
H.B. Fuller Co.	1,123,497	30,233,304
Lyondell Chemical Co.	317,900	14,737,844
Monsanto Co.	207,600	14,478,024
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Pliant Corp. (a)	119	$ 1
Texas Petrochemicals, Inc. (a)	158,000	4,740,000
		189,857,767
Containers & Packaging - 1.0%
Owens-Illinois, Inc. (a)	571,310	22,978,088
Packaging Corp. of America	22,170	577,529
Sealed Air Corp.	22,800	603,060
Smurfit-Stone Container Corp. (a)	1,045,215	11,037,470
Temple-Inland, Inc.	83,400	4,593,672
		39,789,819
Metals & Mining - 6.3%
Chaparral Steel Co.	106,000	9,063,000
Freeport-McMoRan Copper & Gold, Inc. Class B	2,169,818	189,685,490
Ormet Corp. (a)	500,000	10,625,000
Ormet Corp. (a)(g)	150,000	2,868,750
Reliance Steel & Aluminum Co.	351,600	18,624,252
United States Steel Corp.	120,000	11,337,600
		242,204,092
Paper & Forest Products - 1.4%
Domtar Corp. (a)	861,100	6,888,800
International Paper Co. (e)	546,200	19,177,082
Neenah Paper, Inc.	231,700	8,037,673
Weyerhaeuser Co.	317,600	21,650,792
		55,754,347
TOTAL MATERIALS		527,606,025
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
General Communications, Inc. Class A (a)	112,400	1,421,860
Level 3 Communications, Inc. (a)	771,132	4,033,020
McLeodUSA, Inc. (a)	149,007	1,117,553
Qwest Communications International, Inc. (a)(e)	1,436,700	12,858,465
Windstream Corp.	43,477	620,852
XO Holdings, Inc. (a)	7,300	25,550
		20,077,300
Wireless Telecommunication Services - 0.3%
ALLTEL Corp.	42,051	2,870,401
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Centennial Communications Corp. Class A (a)	325,900	$ 3,063,460
Rogers Communications, Inc. Class B (non-vtg.)	141,176	6,414,113
		12,347,974
TOTAL TELECOMMUNICATION SERVICES		32,425,274
UTILITIES - 2.9%
Electric Utilities - 0.1%
Allegheny Energy, Inc. (a)	65,600	3,385,616
Gas Utilities - 0.1%
ONEOK, Inc.	103,100	4,830,235
Independent Power Producers & Energy Traders - 2.0%
AES Corp. (a)	3,110,872	56,337,892
Dynegy, Inc. Class A (a)	648,600	5,247,174
Mirant Corp. (a)	320,300	12,482,091
NRG Energy, Inc. (a)	62,300	2,373,007
		76,440,164
Multi-Utilities - 0.7%
Aquila, Inc. (a)	88,200	351,036
CMS Energy Corp.	1,632,100	26,635,872
		26,986,908
TOTAL UTILITIES		111,642,923
TOTAL COMMON STOCKS (Cost $3,050,299,686)		3,602,413,065
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EXCO Resources, Inc. Series A1
7.00% (g)	1,300	12,953,026
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. Series AA 13.00%	1,049	$ 576,950
TOTAL PREFERRED STOCKS (Cost $13,491,679)		13,529,976
Corporate Bonds - 0.3%
	Principal Amount
Convertible Bonds - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
ICO North America, Inc. 7.5% 8/15/09 (g)	$ 4,125,000	4,083,750
Nonconvertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
IdleAire Technologies Corp. 0% 12/15/12 (d)	6,120,000	3,549,600
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 8.875% 2/1/10	4,000,000	3,480,000
TOTAL CONSUMER DISCRETIONARY		7,029,600
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(f)	530,000	34,450
Northwest Airlines Corp. 10% 2/1/09 (a)	215,000	18,275
Northwest Airlines, Inc. 9.875% 3/15/49 (a)	1,605,000	152,475
		205,200
TOTAL NONCONVERTIBLE BONDS		7,234,800
TOTAL CORPORATE BONDS (Cost $13,389,240)		11,318,550
Money Market Funds - 9.4%
	Shares	Value
Fidelity Cash Central Fund, 5.48% (b)	238,713,788	$ 238,713,788
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	126,889,598	126,889,598
TOTAL MONEY MARKET FUNDS (Cost $365,603,386)		365,603,386
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $350,393)	29,250,000	1,608,750
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $3,443,134,384)		3,994,473,727
NET OTHER ASSETS - (2.9)%		(110,732,310)
NET ASSETS - 100%		$ 3,883,741,417
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,570 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,356,206 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
EXCO Resources, Inc. Series A1, 7.00%	3/28/07	$ 13,000,000
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 2/14/07	$ 4,193,075
Ormet Corp.	5/14/07	$ 3,262,500
Viasystems Group, Inc.	2/13/04	$ 954,730
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,493,499
Fidelity Securities Lending Cash Central Fund	1,136,168
Total	$ 7,629,667
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $3,442,138,259. Net unrealized appreciation aggregated $552,335,468, of which $716,993,719 related to appreciated investment securities and $164,658,251 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2007

1.805741.103

MC-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.4%
Auto Components - 1.0%
WABCO Holdings, Inc.	1,723,900	$ 78,024
Diversified Consumer Services - 6.8%
DeVry, Inc. (e)	7,080,600	244,493
Service Corp. International	4,853,400	59,309
Weight Watchers International, Inc. (d)(e)	4,763,800	247,432
		551,234
Household Durables - 7.8%
Harman International Industries, Inc. (e)	5,510,280	624,808
Media - 7.8%
E.W. Scripps Co. Class A	501,124	20,596
The Walt Disney Co.	9,216,247	309,666
Time Warner, Inc.	15,784,200	299,584
		629,846
Multiline Retail - 1.0%
Sears Holdings Corp. (a)	575,002	82,547
TOTAL CONSUMER DISCRETIONARY		1,966,459
CONSUMER STAPLES - 4.7%
Beverages - 4.3%
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	1,927,641	92,546
Cott Corp. (a)(e)	4,496,900	50,503
Molson Coors Brewing Co. Class B	2,296,849	205,476
		348,525
Food Products - 0.4%
Cosan Ltd. Class A	2,469,300	25,952
Cosan SA Industria E Comercio	561,200	6,376
		32,328
TOTAL CONSUMER STAPLES		380,853
ENERGY - 2.8%
Energy Equipment & Services - 0.9%
SEACOR Holdings, Inc. (a)	888,377	78,000
Oil, Gas & Consumable Fuels - 1.9%
EOG Resources, Inc.	674,500	45,434
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EXCO Resources, Inc. (a)	3,869,900	$ 65,014
Goodrich Petroleum Corp. (a)(d)(e)	1,442,200	42,704
		153,152
TOTAL ENERGY		231,152
FINANCIALS - 3.9%
Capital Markets - 1.7%
Ashmore Group plc	20,373,458	91,622
EFG International	514,082	22,752
European Capital Ltd.	347,329	3,951
FBR Capital Markets Corp. (a)(f)	1,213,333	16,174
FBR Capital Markets Corp. (d)	124,639	1,661
		136,160
Commercial Banks - 0.9%
East West Bancorp, Inc.	2,114,200	75,688
Diversified Financial Services - 0.9%
Apollo Global Management LLC (f)	2,855,100	69,236
Real Estate Management & Development - 0.4%
Indiabulls Real Estate Ltd. (a)	2,849,555	34,655
TOTAL FINANCIALS		315,739
HEALTH CARE - 2.0%
Biotechnology - 0.4%
Neurocrine Biosciences, Inc. (a)(e)	3,578,114	35,674
Health Care Equipment & Supplies - 1.6%
Advanced Medical Optics, Inc. (a)(d)(e)	4,463,000	128,267
TOTAL HEALTH CARE		163,941
INDUSTRIALS - 20.6%
Airlines - 1.6%
AirAsia Bhd (a)	110,984,300	59,906
Delta Air Lines, Inc. (a)	3,968,040	66,981
		126,887
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 2.3%
Allied Waste Industries, Inc. (a)	7,908,820	$ 100,996
Knoll, Inc. (e)	4,249,303	80,779
		181,775
Construction & Engineering - 2.1%
Quanta Services, Inc. (a)(d)	5,942,800	168,003
Electrical Equipment - 7.6%
ABB Ltd. sponsored ADR	7,060,200	174,105
Nexans SA	1,232,782	199,321
Prysmian SpA (e)	9,729,740	241,843
		615,269
Machinery - 3.7%
Flowserve Corp. (e)	3,644,100	260,225
Sulzer AG (Reg.)	30,919	41,000
		301,225
Road & Rail - 3.3%
Hertz Global Holdings, Inc.	12,077,500	267,034
TOTAL INDUSTRIALS		1,660,193
INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 4.6%
Infinera Corp.	471,591	9,083
Juniper Networks, Inc. (a)	11,110,685	365,764
		374,847
Computers & Peripherals - 4.4%
SanDisk Corp. (a)	4,692,992	263,089
Sun Microsystems, Inc. (a)	17,015,792	91,205
		354,294
Electronic Equipment & Instruments - 4.0%
Agilent Technologies, Inc. (a)	8,941,606	325,474
Internet Software & Services - 0.4%
Openwave Systems, Inc. (d)(e)	6,595,554	29,812
IT Services - 2.1%
Global Cash Access Holdings, Inc. (a)(e)	4,927,001	54,690
The Western Union Co.	6,178,194	116,335
		171,025
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 10.6%
Electronic Arts, Inc. (a)	6,293,684	$ 333,188
NAVTEQ Corp. (a)(e)	8,233,313	518,699
		851,887
TOTAL INFORMATION TECHNOLOGY		2,107,339
TELECOMMUNICATION SERVICES - 13.4%
Diversified Telecommunication Services - 8.7%
AT&T, Inc.	12,789,709	509,926
Level 3 Communications, Inc. (a)(d)	16,188,999	84,668
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	4,752,259	104,312
		698,906
Wireless Telecommunication Services - 4.7%
American Tower Corp. Class A (a)	5,875,335	232,781
Bharti Airtel Ltd. (a)	6,843,515	148,465
		381,246
TOTAL TELECOMMUNICATION SERVICES		1,080,152
TOTAL COMMON STOCKS (Cost $6,560,158)		7,905,828
Convertible Preferred Stocks - 0.3%

INDUSTRIALS - 0.3%
Airlines - 0.3%
Skybus Airlines, Inc.:
Series A (a)(g)	2,300,000	12,650
Series B (a)(g)	1,671,354	9,192
		21,842
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,692)		21,842
Money Market Funds - 4.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.48% (b)	179,540,229	$ 179,540
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	176,641,139	176,641
TOTAL MONEY MARKET FUNDS (Cost $356,181)		356,181
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $6,937,031)		8,283,851
NET OTHER ASSETS - (2.6)%		(212,727)
NET ASSETS - 100%		$ 8,071,124
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,410,000 or 1.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,842,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Skybus Airlines, Inc. Series A	3/20/06	$ 11,500
Skybus Airlines, Inc. Series B	3/13/07	$ 9,192
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,060
Fidelity Securities Lending Cash Central Fund	826
Total	$ 2,886
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Advanced Medical Optics, Inc.	$ 91,205	$ 83,784	$ 15,925	$ -	$ 128,267
Arbinet-thexchange, Inc.	8,470	-	8,235	-	-
Argon ST, Inc.	37,897	-	40,197	-	-
Biosite, Inc.	67,415	3,663	121,891	-	-
Cott Corp.	52,038	10,205	-	-	50,503
DeVry, Inc.	185,653	-	-	708	244,493
Flowserve Corp.	185,231	36,925	24,997	1,105	260,225
Global Cash Access Holdings, Inc.	76,452	1,906	-	-	54,690
Global Crossing Ltd.	66,699	-	63,373	-	-
Goodrich Petroleum Corp.	41,432	16,360	-	-	42,704
Harman International Industries, Inc.	505,791	130,603	49,365	176	624,808
Knoll, Inc.	88,428	-	-	1,402	80,779
NAVTEQ Corp.	102,814	215,377	45,565	-	518,699
Neurocrine Biosciences, Inc.	33,062	-	-	-	35,674
Novelis, Inc.	173,459	-	266,916	-	-
Openwave Systems, Inc.	59,409	-	4,200	7,915	29,812
Prysmian SpA	-	223,674	-	-	241,843
Quanta Services, Inc.	108,932	-	-	-	-
SEACOR Holdings, Inc.	135,454	-	52,738	-	-
Shuffle Master, Inc.	71,658	24,096	65,263	-	-
Weight Watchers International, Inc.	154,244	102,376	25,120	2,271	247,432
Total	$ 2,245,743	$ 848,969	$ 783,785	$ 13,577	$ 2,559,929
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $6,945,487,000. Net unrealized appreciation aggregated $1,338,364,000, of which $1,759,315,000 related to appreciated investment securities and $420,951,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2007

1.805747.103

ASCF-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 1.0%
Aftermarket Technology Corp. (a)(e)	1,211,200	$ 36,227
Diversified Consumer Services - 0.4%
IBT Education Ltd.	8,697,972	15,090
Hotels, Restaurants & Leisure - 0.2%
IHOP Corp.	128,989	8,110
Household Durables - 0.6%
Helen of Troy Ltd. (a)	906,255	20,527
Internet & Catalog Retail - 1.6%
FTD Group, Inc.	1,089,750	19,365
Priceline.com, Inc. (a)	461,500	38,295
		57,660
Leisure Equipment & Products - 0.7%
Jumbo SA	777,600	25,848
Media - 1.1%
Aeroplan Income Fund (d)	1,357,600	27,189
STW Group Ltd.	6,614,596	14,290
		41,479
Specialty Retail - 3.1%
Collective Brands, Inc. (a)	928,500	21,940
RadioShack Corp.	3,786,400	90,003
		111,943
TOTAL CONSUMER DISCRETIONARY		316,884
CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 1.4%
Nash-Finch Co. (e)	1,346,278	50,499
Personal Products - 1.0%
Chattem, Inc. (a)(d)	603,400	37,236
TOTAL CONSUMER STAPLES		87,735
ENERGY - 6.9%
Energy Equipment & Services - 2.8%
Atwood Oceanics, Inc. (a)	651,000	49,469
Exterran Holdings, Inc. (a)	433,200	33,573
Oceaneering International, Inc. (a)	267,800	17,985
		101,027
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 4.1%
Forest Oil Corp. (a)	449,635	$ 17,378
Mariner Energy, Inc. (a)	869,789	18,239
Petroleum Development Corp. (a)	674,038	26,982
Quicksilver Resources, Inc. (a)	508,700	20,323
Range Resources Corp.	611,900	22,218
Western Refining, Inc.	872,593	45,235
		150,375
TOTAL ENERGY		251,402
FINANCIALS - 14.4%
Capital Markets - 1.8%
HCI Capital AG	1,199,977	25,159
MPC Muenchmeyer Petersen Capital AG	451,361	39,969
		65,128
Commercial Banks - 0.4%
Gunma Bank Ltd.	2,268,000	15,726
Oriental Financial Group, Inc.	100	1
		15,727
Diversified Financial Services - 0.2%
Freedom Acquisition Holdings, Inc.	342,003	3,574
Freedom Acquisition Holdings, Inc.:
unit	60,200	762
warrants 12/28/11	697,900	1,682
		6,018
Insurance - 9.6%
Affirmative Insurance Holdings, Inc. (e)	1,118,244	14,246
Aspen Insurance Holdings Ltd.	2,503,300	62,808
Benfield Group PLC	3,042,900	18,747
First Mercury Financial Corp.	211,671	4,314
Hilb Rogal & Hobbs Co.	939,800	43,889
Mercer Insurance Group, Inc. (e)	617,100	11,046
Platinum Underwriters Holdings Ltd.	1,171,370	40,623
Protective Life Corp.	690,100	28,846
Reinsurance Group of America, Inc.	1,004,900	54,576
RLI Corp.	637,250	38,331
StanCorp Financial Group, Inc.	687,200	32,367
		349,793
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 1.8%
FelCor Lodging Trust, Inc.	764,100	$ 16,764
Realty Income Corp.	1,720,700	46,459
		63,223
Thrifts & Mortgage Finance - 0.6%
Interhyp AG	184,904	20,893
TOTAL FINANCIALS		520,782
HEALTH CARE - 8.6%
Health Care Equipment & Supplies - 2.9%
CONMED Corp. (a)	790,594	22,967
Cooper Companies, Inc.	894,400	43,611
Medical Action Industries, Inc. (a)(e)	811,261	18,408
Medisize Holding AG (e)	252,990	17,789
		102,775
Health Care Providers & Services - 4.4%
Allied Healthcare International, Inc. (a)	437,704	906
Celesio AG	462,236	28,936
CML Healthcare Income Fund (d)	1,585,800	23,816
Community Health Systems, Inc. (a)	1,009,000	35,043
LifePoint Hospitals, Inc. (a)	273,504	7,685
Pediatrix Medical Group, Inc. (a)	426,100	25,417
ResCare, Inc. (a)	54,292	1,158
United Drug PLC (Ireland)	7,421,800	37,613
		160,574
Pharmaceuticals - 1.3%
Barr Pharmaceuticals, Inc. (a)	713,600	36,308
Sciele Pharma, Inc. (a)	442,860	10,221
		46,529
TOTAL HEALTH CARE		309,878
INDUSTRIALS - 23.5%
Aerospace & Defense - 6.9%
AAR Corp. (a)	1,358,071	42,643
Alliant Techsystems, Inc. (a)	869,310	91,547
DRS Technologies, Inc.	1,309,400	68,717
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Moog, Inc. Class A (a)	400,000	$ 17,028
VT Group PLC	2,741,251	31,676
		251,611
Commercial Services & Supplies - 5.5%
CBIZ, Inc. (a)	532,125	3,991
FTI Consulting, Inc. (a)(e)	3,371,114	177,054
Prosegur Comp Securidad SA (Reg.)	529,800	18,838
		199,883
Construction & Engineering - 2.7%
Chicago Bridge & Iron Co. NV (NY Shares)	1,691,900	63,192
URS Corp. (a)	592,900	31,685
Washington Group International, Inc. (a)	46,400	3,930
		98,807
Electrical Equipment - 3.5%
Belden, Inc. (e)	2,605,613	126,659
Industrial Conglomerates - 1.6%
Bidvest Group Ltd.	1,066,600	20,794
DCC plc (Ireland)	1,395,800	36,890
		57,684
Machinery - 1.4%
IDEX Corp.	1,267,700	48,768
Trading Companies & Distributors - 1.9%
Rush Enterprises, Inc. Class A (a)	670,661	17,008
UAP Holding Corp.	1,721,376	51,486
		68,494
TOTAL INDUSTRIALS		851,906
INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 2.5%
Adtran, Inc.	1,737,847	46,453
Avocent Corp. (a)	880,383	25,989
NETGEAR, Inc. (a)	669,374	18,783
		91,225
Electronic Equipment & Instruments - 3.8%
Diploma PLC	12,500	232
Elec & Eltek International Co. Ltd.	2,278,000	4,898
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Insight Enterprises, Inc. (a)	1,297,788	$ 30,784
Mettler-Toledo International, Inc. (a)	1,078,700	101,732
		137,646
Internet Software & Services - 2.3%
j2 Global Communications, Inc. (a)	2,021,192	68,721
Websense, Inc. (a)	756,700	15,565
		84,286
IT Services - 2.5%
Fidelity National Information Services, Inc.	1,089,200	51,628
ManTech International Corp. Class A (a)	274,403	9,813
MoneyGram International, Inc.	1,310,700	27,879
		89,320
Software - 5.2%
Blackbaud, Inc.	1,046,625	26,448
EPIQ Systems, Inc. (a)(e)	2,626,334	42,625
Fair Isaac Corp.	2,376,425	87,904
Quest Software, Inc. (a)	2,213,400	32,227
		189,204
TOTAL INFORMATION TECHNOLOGY		591,681
MATERIALS - 3.0%
Chemicals - 1.4%
Airgas, Inc.	902,100	41,695
FUCHS PETROLUB AG	106,142	9,349
		51,044
Metals & Mining - 1.6%
Carpenter Technology Corp.	329,300	38,475
Titanium Metals Corp. (a)	650,109	20,381
		58,856
TOTAL MATERIALS		109,900
TELECOMMUNICATION SERVICES - 2.0%
Wireless Telecommunication Services - 2.0%
MTN Group Ltd.	4,795,800	73,130
TOTAL COMMON STOCKS (Cost $2,599,750)		3,113,298
Convertible Bonds - 0.0%
		Principal Amount (000s) (f)	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
Jumbo SA 0.1% 8/8/13 (Cost $665)	EUR	52	$ 1,810
Money Market Funds - 16.1%
		Shares
Fidelity Cash Central Fund, 5.48% (b)		514,030,334	514,030
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)		68,413,750	68,414
TOTAL MONEY MARKET FUNDS (Cost $582,444)			582,444
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $3,182,859)			3,697,552
NET OTHER ASSETS - (1.9)%			(69,322)
NET ASSETS - 100%			$ 3,628,230
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Principal amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12,102
Fidelity Securities Lending Cash Central Fund	469
Total	$ 12,571
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Affirmative Insurance Holdings, Inc.	$ 10,784	$ 6,845	$ -	$ 55	$ 14,246
Aftermarket Technology Corp.	18,383	7,126	-	-	36,227
Allied Healthcare International, Inc.	5,391	-	5,275	-	-
Belden, Inc.	100,040	3,621	-	391	126,659
Chattem, Inc.	50,368	-	24,657	-	-
EPIQ Systems, Inc.	13,527	19,086	-	-	42,625
FTI Consulting, Inc.	66,488	35,907	-	-	177,054
INTOPS Co. Ltd.	16,562	-	13,073	234	-
Medical Action Industries, Inc.	15,712	1,123	-	-	18,408
Medisize Holding AG	15,829	-	-	284	17,789
Mercer Insurance Group, Inc.	7,781	4,024	-	68	11,046
Nash-Finch Co.	-	57,008	-	323	50,499
Total	$ 320,865	$ 134,740	$ 43,005	$ 1,355	$ 494,553
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $3,183,048,000. Net unrealized appreciation aggregated $514,504,000, of which $583,009,000 related to appreciated investment securities and $68,505,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2007

1.805773.103

ATQG-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 9.1%
Household Durables - 1.0%
Centex Corp.	1,300	$ 37,583
Garmin Ltd.	1,400	142,562
Lennar Corp. Class A	1,400	39,578
		219,723
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	3,200	255,712
Media - 1.5%
Time Warner, Inc.	17,200	326,456
Multiline Retail - 1.7%
JCPenney Co., Inc.	3,700	254,412
Macy's, Inc. (d)	3,400	107,848
		362,260
Specialty Retail - 1.2%
Casual Male Retail Group, Inc. (a)	24,900	251,490
Textiles, Apparel & Luxury Goods - 2.5%
Coach, Inc. (a)	8,200	365,146
Crocs, Inc. (a)(d)	1,200	70,848
Under Armour, Inc. Class A (sub. vtg.) (a)	1,500	97,515
		533,509
TOTAL CONSUMER DISCRETIONARY		1,949,150
CONSUMER STAPLES - 8.9%
Beverages - 2.6%
Molson Coors Brewing Co. Class B	3,500	313,110
PepsiCo, Inc.	3,700	251,711
		564,821
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	3,800	234,650
Food Products - 2.5%
Ralcorp Holdings, Inc. (a)(d)	4,500	278,055
Tyson Foods, Inc. Class A	11,900	256,445
		534,500
Household Products - 1.0%
Procter & Gamble Co.	3,400	222,054
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 1.7%
Avon Products, Inc.	10,400	$ 357,240
TOTAL CONSUMER STAPLES		1,913,265
ENERGY - 7.3%
Energy Equipment & Services - 4.3%
National Oilwell Varco, Inc. (a)	2,814	360,192
Oceaneering International, Inc. (a)	2,200	147,752
Schlumberger Ltd. (NY Shares)	4,200	405,300
		913,244
Oil, Gas & Consumable Fuels - 3.0%
Canadian Natural Resources Ltd.	1,200	82,030
EOG Resources, Inc.	1,400	94,304
Exxon Mobil Corp.	500	42,865
Suncor Energy, Inc.	1,000	89,579
Ultra Petroleum Corp. (a)	1,800	96,120
Valero Energy Corp.	3,600	246,636
		651,534
TOTAL ENERGY		1,564,778
FINANCIALS - 4.3%
Capital Markets - 3.6%
Goldman Sachs Group, Inc.	500	88,005
Janus Capital Group, Inc.	14,500	385,555
Northern Trust Corp.	2,500	153,650
State Street Corp.	2,400	147,264
		774,474
Diversified Financial Services - 0.5%
CME Group, Inc.	200	110,960
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp.	2,106	41,804
TOTAL FINANCIALS		927,238
HEALTH CARE - 16.8%
Biotechnology - 4.4%
Alexion Pharmaceuticals, Inc. (a)	1,316	79,579
Alkermes, Inc. (a)	800	13,480
Alnylam Pharmaceuticals, Inc. (a)(d)	7,300	170,601
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Amylin Pharmaceuticals, Inc. (a)	5,200	$ 254,956
Cougar Biotechnology, Inc. (a)	300	6,900
CSL Ltd.	2,528	203,155
Gilead Sciences, Inc. (a)	4,600	167,302
Theravance, Inc. (a)	1,700	53,397
		949,370
Health Care Equipment & Supplies - 6.3%
Becton, Dickinson & Co.	3,400	261,596
C.R. Bard, Inc.	3,500	291,865
HemoSense, Inc. (a)	16,200	209,790
I-Flow Corp. (a)	1,200	21,564
Inverness Medical Innovations, Inc. (a)	4,500	216,630
St. Jude Medical, Inc. (a)	5,600	243,992
Zoll Medical Corp. (a)	4,000	92,440
		1,337,877
Health Care Technology - 2.0%
Cerner Corp. (a)	5,300	302,312
Eclipsys Corp. (a)	5,000	115,450
		417,762
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	1,800	86,922
Pharmaceuticals - 3.7%
Allergan, Inc.	4,300	258,043
Merck & Co., Inc.	4,300	215,731
Nastech Pharmaceutical Co., Inc. (a)	23,400	323,856
		797,630
TOTAL HEALTH CARE		3,589,561
INDUSTRIALS - 14.3%
Aerospace & Defense - 2.2%
General Dynamics Corp.	5,800	455,648
Commercial Services & Supplies - 1.6%
Fuel Tech, Inc. (a)(d)	11,925	347,018
Construction & Engineering - 1.0%
Washington Group International, Inc. (a)	2,500	211,750
Electrical Equipment - 8.7%
ABB Ltd. sponsored ADR	41,300	1,018,457
Alstom SA	1,600	289,189
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
American Superconductor Corp. (a)(d)	6,000	$ 108,120
Q-Cells AG	2,500	221,382
Renewable Energy Corp. AS (a)	5,900	223,424
		1,860,572
Industrial Conglomerates - 0.8%
Siemens AG sponsored ADR	1,400	175,420
TOTAL INDUSTRIALS		3,050,408
INFORMATION TECHNOLOGY - 30.2%
Communications Equipment - 3.9%
Cisco Systems, Inc. (a)	20,500	654,360
Research In Motion Ltd. (a)	2,100	179,361
		833,721
Computers & Peripherals - 7.6%
Apple, Inc. (a)	4,200	581,616
EMC Corp. (a)	16,100	316,526
Sun Microsystems, Inc. (a)	135,700	727,352
		1,625,494
Electronic Equipment & Instruments - 2.0%
Agilent Technologies, Inc. (a)	11,600	422,240
Internet Software & Services - 5.1%
Google, Inc. Class A (sub. vtg.) (a)	1,500	772,875
Omniture, Inc. (a)	5,500	136,455
ValueClick, Inc. (a)	9,400	188,376
		1,097,706
IT Services - 5.3%
Cognizant Technology Solutions Corp. Class A (a)	7,700	566,027
Genpact Ltd.	7,100	117,292
Mastercard, Inc. Class A	3,290	450,697
		1,134,016
Semiconductors & Semiconductor Equipment - 3.9%
Applied Materials, Inc.	22,300	476,328
Intel Corp.	14,100	363,075
		839,403
Software - 2.4%
Adobe Systems, Inc. (a)	2,700	115,425
BladeLogic, Inc.	100	2,531
Nintendo Co. Ltd.	700	325,640
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Salesforce.com, Inc. (a)	1,200	$ 48,516
VMware, Inc.	100	6,889
		499,001
TOTAL INFORMATION TECHNOLOGY		6,451,581
MATERIALS - 4.2%
Chemicals - 3.5%
Calgon Carbon Corp. (a)(d)	7,900	105,465
Monsanto Co.	6,600	460,284
Potash Corp. of Saskatchewan, Inc.	2,100	185,976
		751,725
Metals & Mining - 0.7%
Titanium Metals Corp. (a)	4,600	144,210
TOTAL MATERIALS		895,935
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	10,300	410,661
Wireless Telecommunication Services - 1.6%
American Tower Corp. Class A (a)	8,300	328,846
TOTAL TELECOMMUNICATION SERVICES		739,507
UTILITIES - 0.9%
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	10,500	190,155
TOTAL COMMON STOCKS (Cost $19,541,519)		21,271,578
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 5.48% (b)	55,233	55,233
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	950,469	950,469
TOTAL MONEY MARKET FUNDS (Cost $1,005,702)		1,005,702
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.06%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Treasury Obligations) # (Cost $25,000)	$ 25,014	$ 25,000
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $20,572,221)		22,302,280
NET OTHER ASSETS - (4.3)%		(915,179)
NET ASSETS - 100%		$ 21,387,101
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$25,000 due 9/04/07 at 5.06%
BNP Paribas Securities Corp.	$ 3,965
Dresdner Kleinwort Securities LLC	2,585
Lehman Brothers, Inc.	6,622
Merrill Lynch Government Securities, Inc.	11,828
$ 25,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,114
Fidelity Securities Lending Cash Central Fund	13,015
Total	$ 26,129
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $20,574,772. Net unrealized appreciation aggregated $1,727,508, of which $2,483,191 related to appreciated investment securities and $755,683 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value
Strategies Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2007

1.805748.103

SO-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.4%
The Goodyear Tire & Rubber Co. (a)	194,000	$ 5,366
TRW Automotive Holdings Corp. (a)	100,300	3,065
		8,431
Automobiles - 1.0%
DaimlerChrysler AG	54,100	4,820
General Motors Corp.	207,300	6,372
Monaco Coach Corp.	292,200	3,913
Renault SA	41,200	5,558
Winnebago Industries, Inc.	43,041	1,148
		21,811
Diversified Consumer Services - 0.0%
H&R Block, Inc.	49,800	988
Hotels, Restaurants & Leisure - 0.7%
Carrols Restaurant Group, Inc.	352,724	3,866
Denny's Corp. (a)	56,300	217
IHOP Corp. (d)	105,400	6,626
McCormick & Schmick's Seafood Restaurants (a)	157,500	4,174
		14,883
Household Durables - 2.4%
Bassett Furniture Industries, Inc.	205,608	2,373
Beazer Homes USA, Inc.	173,400	1,833
Black & Decker Corp.	96,700	8,389
Centex Corp.	185,500	5,363
Directed Electronics, Inc. (a)	337,875	1,818
Ethan Allen Interiors, Inc.	186,800	6,276
Hovnanian Enterprises, Inc. Class A (a)	227,900	2,705
KB Home	205,100	6,223
Standard Pacific Corp. (d)	289,100	2,900
The Stanley Works	131,700	7,473
Whirlpool Corp.	81,900	7,896
		53,249
Leisure Equipment & Products - 1.1%
Brunswick Corp.	316,900	7,970
Eastman Kodak Co. (d)	289,500	7,721
MarineMax, Inc. (a)	147,300	2,701
Polaris Industries, Inc. (d)	120,800	5,768
		24,160
Media - 2.2%
Citadel Broadcasting Corp.	500,270	2,036
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
E.W. Scripps Co. Class A	156,900	$ 6,449
Grupo Televisa SA de CV (CPO) sponsored ADR	271,600	7,078
Live Nation, Inc. (a)	338,839	7,014
R.H. Donnelley Corp. (a)	123,600	7,271
Regal Entertainment Group Class A	383,800	8,651
Time Warner Cable, Inc.	92,600	3,398
Valassis Communications, Inc. (a)(d)	806,531	7,356
		49,253
Multiline Retail - 1.0%
Retail Ventures, Inc. (a)	407,441	4,714
Sears Holdings Corp. (a)	77,900	11,183
Target Corp.	52,200	3,442
Tuesday Morning Corp.	311,500	3,286
		22,625
Specialty Retail - 3.4%
Abercrombie & Fitch Co. Class A	17,100	1,346
Advance Auto Parts, Inc.	97,300	3,460
American Eagle Outfitters, Inc.	132,200	3,415
Asbury Automotive Group, Inc.	164,241	3,551
Circuit City Stores, Inc.	330,500	3,596
Coldwater Creek, Inc. (a)	126,700	1,576
Collective Brands, Inc. (a)	280,750	6,634
Foot Locker, Inc.	66,500	1,111
Group 1 Automotive, Inc.	169,700	5,950
Hibbett Sports, Inc. (a)	370,400	9,238
OfficeMax, Inc.	153,800	5,463
PETsMART, Inc.	320,000	11,104
Ross Stores, Inc.	167,289	4,656
Staples, Inc.	417,200	9,909
Williams-Sonoma, Inc.	132,000	4,400
		75,409
Textiles, Apparel & Luxury Goods - 0.5%
Adidas-Salomon AG	58,200	3,421
Liz Claiborne, Inc.	214,300	7,323
		10,744
TOTAL CONSUMER DISCRETIONARY		281,553
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 4.9%
Food & Staples Retailing - 2.3%
Nash-Finch Co.	295,084	$ 11,069
Rite Aid Corp. (a)(d)	2,164,800	10,976
SUPERVALU, Inc.	106,000	4,468
Sysco Corp.	292,800	9,774
The Pantry, Inc. (a)	130,353	4,345
Winn-Dixie Stores, Inc. (a)(d)	487,130	10,196
		50,828
Food Products - 1.6%
Cermaq ASA	241,000	4,134
Chaoda Modern Agriculture (Holdings) Ltd.	9,336,000	7,196
Chiquita Brands International, Inc. (a)	236,800	3,694
Marine Harvest ASA (a)	9,863,000	11,573
Tyson Foods, Inc. Class A	429,100	9,247
		35,844
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	595,845	7,508
Tobacco - 0.7%
Altria Group, Inc.	104,100	7,226
British American Tobacco PLC sponsored ADR	114,200	7,594
		14,820
TOTAL CONSUMER STAPLES		109,000
ENERGY - 9.0%
Energy Equipment & Services - 2.9%
Acergy SA	212,500	5,608
Atwood Oceanics, Inc. (a)	93,100	7,075
Cameron International Corp. (a)	94,100	7,695
CE Franklin Ltd. (a)	165,800	1,467
Expro International Group PLC	373,500	7,608
Exterran Holdings, Inc. (a)	100,458	7,785
FMC Technologies, Inc. (a)	74,400	7,046
National Oilwell Varco, Inc. (a)	75,600	9,677
Oceaneering International, Inc. (a)	51,200	3,439
Parker Drilling Co. (a)	65,600	511
Subsea 7, Inc. (a)	139,400	3,318
Superior Energy Services, Inc. (a)	92,800	3,602
		64,831
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 6.1%
Aurora Oil & Gas Corp. (a)	1,238,741	$ 2,093
Cabot Oil & Gas Corp.	368,918	12,300
Canadian Natural Resources Ltd.	130,100	8,893
Copano Energy LLC	178,913	6,976
Double Hull Tankers, Inc.	283,900	4,378
EOG Resources, Inc.	90,600	6,103
EXCO Resources, Inc. (a)	500,324	8,405
Forest Oil Corp. (a)	118,800	4,592
Niko Resources Ltd.	16,100	1,418
NuStar GP Holdings LLC	209,924	6,865
OPTI Canada, Inc. (a)	10,200	188
Petrohawk Energy Corp. (a)	728,830	11,034
Plains Exploration & Production Co. (a)	56,200	2,109
Stone Energy Corp. (a)	254,200	8,376
Tesoro Corp.	105,000	5,180
Tsakos Energy Navigation Ltd.	70,200	4,779
Ultra Petroleum Corp. (a)	220,200	11,759
Valero Energy Corp.	177,000	12,126
Williams Companies, Inc.	342,500	10,618
Williams Partners LP	160,150	7,141
		135,333
TOTAL ENERGY		200,164
FINANCIALS - 17.6%
Capital Markets - 3.0%
Ameriprise Financial, Inc.	123,200	7,516
Ares Capital Corp.	295,806	4,857
Bear Stearns Companies, Inc.	61,400	6,672
Gluskin Sheff + Associates, Inc.	244,600	5,420
Janus Capital Group, Inc.	261,600	6,956
Julius Baer Holding AG (Bearer)	110,184	7,292
KKR Private Equity Investors, LP	356,700	6,902
State Street Corp.	213,596	13,106
T. Rowe Price Group, Inc.	160,350	8,229
		66,950
Commercial Banks - 2.2%
Center Financial Corp., California	63,661	1,009
Commerce Bancorp, Inc.	152,159	5,589
First Community Bancorp, California	108,453	5,885
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Hanmi Financial Corp.	25,771	$ 399
HSBC Holdings PLC (United Kingdom) (Reg.)	396,858	7,168
Nara Bancorp, Inc.	79,741	1,263
PNC Financial Services Group, Inc.	155,100	10,914
Sterling Financial Corp., Washington	272,653	6,944
Wells Fargo & Co.	172,400	6,299
Wintrust Financial Corp.	55,200	2,381
		47,851
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	441,198	5,537
Diversified Financial Services - 0.6%
Citigroup, Inc.	49,100	2,302
Freedom Acquisition Holdings, Inc. warrants 12/28/11	751,500	1,811
Genesis Lease Ltd. ADR	179,100	4,211
Maiden Holdings Ltd. (a)(e)	89,600	829
MarketAxess Holdings, Inc. (a)	303,450	5,289
		14,442
Insurance - 5.7%
ACE Ltd.	74,675	4,313
Allied World Assurance Co. Holdings Ltd.	150,200	7,213
AMBAC Financial Group, Inc.	134,900	8,474
American International Group, Inc.	155,656	10,273
American Safety Insurance Group Ltd. (a)	272,451	5,392
Argo Group International Holdings, Ltd. (a)	155,887	6,357
Assurant, Inc.	91,200	4,700
Axis Capital Holdings Ltd.	198,800	7,177
Endurance Specialty Holdings Ltd.	244,900	9,764
Everest Re Group Ltd.	108,400	11,044
First Mercury Financial Corp.	170,600	3,477
IPC Holdings Ltd.	171,500	4,360
Max Capital Group Ltd.	268,134	7,363
National Financial Partners Corp.	149,700	7,305
Principal Financial Group, Inc.	170,700	9,472
The Chubb Corp.	98,700	5,047
United America Indemnity Ltd. Class A (a)	275,140	5,954
Universal American Financial Corp. (a)	418,406	8,686
		126,371
Real Estate Investment Trusts - 2.2%
Alexandria Real Estate Equities, Inc.	122,901	11,470
Annaly Capital Management, Inc.	529,500	7,461
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Corporate Office Properties Trust (SBI)	205,100	$ 8,834
General Growth Properties, Inc.	118,500	5,891
Highwoods Properties, Inc. (SBI)	142,700	5,093
Home Properties, Inc.	111,200	5,651
Public Storage	2,900	220
Simon Property Group, Inc.	40,800	3,873
		48,493
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	89,700	2,648
Grubb & Ellis Co. (a)	197,600	1,790
Move, Inc. (a)	1,956,367	5,869
		10,307
Thrifts & Mortgage Finance - 3.2%
BankUnited Financial Corp. Class A (d)	391,195	6,689
Countrywide Financial Corp.	329,500	6,541
Fannie Mae	245,400	16,101
FirstFed Financial Corp., Delaware (a)(d)	172,100	8,648
Hudson City Bancorp, Inc.	913,400	12,989
MGIC Investment Corp.	150,100	4,527
New York Community Bancorp, Inc. (d)	656,400	11,612
Washington Federal, Inc.	164,600	4,368
		71,475
TOTAL FINANCIALS		391,426
HEALTH CARE - 6.6%
Biotechnology - 0.8%
Amgen, Inc. (a)	137,900	6,910
PDL BioPharma, Inc. (a)	182,900	3,568
Theravance, Inc. (a)	259,320	8,145
		18,623
Health Care Equipment & Supplies - 1.0%
Becton, Dickinson & Co.	91,100	7,009
C.R. Bard, Inc.	105,000	8,756
Covidien Ltd. (a)	116,175	4,627
Hillenbrand Industries, Inc.	15,700	904
		21,296
Health Care Providers & Services - 1.9%
Brookdale Senior Living, Inc.	204,911	7,504
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Capital Senior Living Corp. (a)	819,956	$ 6,642
DaVita, Inc. (a)	133,800	7,696
Emeritus Corp. (a)	271,800	7,379
Henry Schein, Inc. (a)	157,197	9,147
LHC Group, Inc. (a)	218,175	4,370
		42,738
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)(d)	201,384	4,553
IMS Health, Inc.	246,200	7,371
		11,924
Life Sciences Tools & Services - 0.2%
AMAG Pharmaceuticals, Inc.	90,500	4,946
Pharmaceuticals - 2.2%
Alpharma, Inc. Class A (d)	395,500	9,057
Barr Pharmaceuticals, Inc. (a)	160,017	8,142
Collagenex Pharmaceuticals, Inc. (a)	188,300	2,414
Endo Pharmaceuticals Holdings, Inc. (a)	266,000	8,480
MGI Pharma, Inc. (a)	447,403	10,545
Penwest Pharmaceuticals Co. (a)(d)	376,700	4,652
Xenoport, Inc. (a)	112,900	4,689
		47,979
TOTAL HEALTH CARE		147,506
INDUSTRIALS - 14.0%
Aerospace & Defense - 0.5%
General Dynamics Corp.	140,200	11,014
Air Freight & Logistics - 0.4%
Forward Air Corp.	125,530	4,399
United Parcel Service, Inc. Class B	57,300	4,347
		8,746
Building Products - 0.1%
Trex Co., Inc. (a)(d)	171,400	2,302
Commercial Services & Supplies - 3.6%
ACCO Brands Corp. (a)(d)	303,712	6,885
Allied Waste Industries, Inc. (a)	515,000	6,577
CDI Corp.	130,402	3,729
Clean Harbors, Inc. (a)	215,989	10,193
CoStar Group, Inc. (a)	34,781	1,914
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Equifax, Inc.	56,300	$ 2,169
Monster Worldwide, Inc. (a)	165,600	5,664
On Assignment, Inc. (a)	618,646	6,545
R.R. Donnelley & Sons Co.	158,600	5,681
Robert Half International, Inc.	217,900	6,960
The Brink's Co.	197,983	11,356
TRC Companies, Inc. (a)	204,018	2,285
Waste Connections, Inc. (a)	188,300	5,728
Waste Services, Inc. (a)	443,443	4,372
		80,058
Construction & Engineering - 2.9%
Chicago Bridge & Iron Co. NV (NY Shares)	104,100	3,888
Fluor Corp.	46,200	5,874
Granite Construction, Inc.	128,900	7,017
Great Lakes Dredge & Dock Corp. (a)	278,403	2,469
Quanta Services, Inc. (a)	349,261	9,874
Shaw Group, Inc. (a)	159,800	7,998
SNC-Lavalin Group, Inc.	180,100	7,060
Washington Group International, Inc. (a)	251,400	21,294
		65,474
Electrical Equipment - 1.3%
Prysmian SpA	249,100	6,192
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	194,000	6,936
Superior Essex, Inc. (a)	212,781	7,511
Vestas Wind Systems AS (a)	112,700	7,627
		28,266
Industrial Conglomerates - 0.5%
McDermott International, Inc. (a)	43,800	4,204
Siemens AG (Reg.)	59,400	7,443
		11,647
Machinery - 2.8%
Albany International Corp. Class A	139,200	5,420
Bucyrus International, Inc. Class A	169,300	10,580
Cummins, Inc.	62,600	7,413
Eaton Corp.	61,600	5,804
Illinois Tool Works, Inc.	117,900	6,858
Ingersoll-Rand Co. Ltd. Class A	112,000	5,816
Navistar International Corp. (a)	115,600	6,471
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Pentair, Inc.	169,600	$ 6,297
Sulzer AG (Reg.)	6,284	8,333
		62,992
Marine - 0.7%
Navios Maritime Holdings, Inc.	599,700	7,316
OceanFreight, Inc.	74,100	1,585
Ultrapetrol (Bahamas) Ltd.	338,050	6,092
		14,993
Road & Rail - 0.3%
Old Dominion Freight Lines, Inc. (a)	86,398	2,488
P.A.M. Transportation Services, Inc. (a)	227,974	4,265
		6,753
Trading Companies & Distributors - 0.8%
Beacon Roofing Supply, Inc. (a)(d)	611,800	7,127
Rush Enterprises, Inc. Class A (a)	256,236	6,498
WESCO International, Inc. (a)	72,700	3,460
		17,085
Transportation Infrastructure - 0.1%
Macquarie Airports unit	705,700	2,512
TOTAL INDUSTRIALS		311,842
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 2.7%
Adtran, Inc.	336,309	8,990
Alcatel-Lucent SA sponsored ADR	671,900	7,357
Avocent Corp. (a)	370,600	10,940
Comverse Technology, Inc. (a)	583,400	9,772
Dycom Industries, Inc. (a)	279,500	8,254
Finisar Corp. (a)	921,510	3,483
Powerwave Technologies, Inc. (a)	861,657	5,902
RADWARE Ltd. (a)	349,015	4,694
Sycamore Networks, Inc. (a)	62,000	245
		59,637
Computers & Peripherals - 2.4%
Avid Technology, Inc. (a)(d)	209,950	6,473
Diebold, Inc.	237,700	10,428
Hypercom Corp. (a)	288,700	1,406
NCR Corp. (a)	227,000	11,298
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Network Appliance, Inc. (a)	251,200	$ 6,998
Sun Microsystems, Inc. (a)	1,338,500	7,174
Western Digital Corp. (a)	377,400	8,816
		52,593
Electronic Equipment & Instruments - 3.2%
Agilent Technologies, Inc. (a)	314,500	11,448
Arrow Electronics, Inc. (a)	197,500	8,287
Avnet, Inc. (a)	139,000	5,464
Benchmark Electronics, Inc. (a)	296,300	7,431
Itron, Inc. (a)	161,670	13,726
Jabil Circuit, Inc.	315,811	7,011
Tektronix, Inc.	226,833	7,293
Tyco Electronics Ltd. (a)	274,275	9,564
		70,224
Internet Software & Services - 1.7%
Omniture, Inc. (a)	97,956	2,430
Open Text Corp. (a)(d)	374,800	9,320
Openwave Systems, Inc.	350,269	1,583
ValueClick, Inc. (a)	507,400	10,168
VeriSign, Inc. (a)	237,800	7,657
Yahoo!, Inc. (a)	243,100	5,526
		36,684
IT Services - 3.4%
CACI International, Inc. Class A (a)	159,713	8,149
Fiserv, Inc. (a)	114,900	5,345
ManTech International Corp. Class A (a)	288,111	10,303
Mastercard, Inc. Class A	49,900	6,836
MoneyGram International, Inc.	507,900	10,803
Perot Systems Corp. Class A (a)	292,100	4,566
Sapient Corp. (a)	822,298	5,296
SRA International, Inc. Class A (a)	219,600	6,195
The Western Union Co.	379,200	7,140
Unisys Corp. (a)	1,534,800	11,311
		75,944
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc. (a)	610,900	7,942
AMIS Holdings, Inc. (a)	503,200	5,218
Applied Materials, Inc.	202,900	4,334
ASML Holding NV (NY Shares) (a)	257,200	7,631
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Atmel Corp. (a)	1,712,300	$ 9,075
Fairchild Semiconductor International, Inc. (a)	199,800	3,748
Infineon Technologies AG sponsored ADR (a)	526,700	8,217
Integrated Device Technology, Inc. (a)	440,985	6,897
National Semiconductor Corp.	321,900	8,472
Nec Electronics Corp. (a)	181,000	4,986
ON Semiconductor Corp. (a)	677,000	7,934
Standard Microsystems Corp. (a)	133,153	4,791
Supertex, Inc. (a)	202,580	7,265
Varian Semiconductor Equipment Associates, Inc. (a)	94,300	5,246
		91,756
Software - 2.4%
Business Objects SA sponsored ADR (a)	221,800	9,739
Cadence Design Systems, Inc. (a)	351,600	7,637
Electronic Arts, Inc. (a)	119,600	6,332
EPIQ Systems, Inc. (a)	547,294	8,883
Fair Isaac Corp.	209,700	7,757
Moldflow Corp. (a)	365,871	6,044
Nintendo Co. Ltd.	10,300	4,792
Parametric Technology Corp. (a)	183,600	3,233
		54,417
TOTAL INFORMATION TECHNOLOGY		441,255
MATERIALS - 7.4%
Chemicals - 4.2%
Agrium, Inc.	265,400	12,126
Airgas, Inc.	159,700	7,381
Albemarle Corp.	145,900	5,905
Arkema sponsored ADR (a)	97,800	6,108
Calgon Carbon Corp. (a)	652,500	8,711
Chemtura Corp.	655,100	6,033
Dyno Nobel Ltd.	1,766,837	3,615
Ecolab, Inc.	254,300	10,594
Georgia Gulf Corp. (d)	159,948	2,394
H.B. Fuller Co.	275,800	7,422
Minerals Technologies, Inc.	167,889	11,066
OMNOVA Solutions, Inc. (a)	405,550	2,397
PolyOne Corp. (a)	424,600	3,410
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Royal DSM NV	101,649	$ 5,197
Tronox, Inc. Class A	16,700	172
		92,531
Metals & Mining - 2.8%
Agnico-Eagle Mines Ltd.	48,600	2,173
Alcoa, Inc.	172,700	6,309
Compass Minerals International, Inc.	80,836	2,754
First Uranium Corp.	471,400	3,593
Kinross Gold Corp. (a)	172,300	2,108
Lihir Gold Ltd. (a)	837,085	2,103
Meridian Gold, Inc. (a)	235,000	6,526
Newcrest Mining Ltd.	97,879	1,962
Quanex Corp.	168,790	7,310
Randgold Resources Ltd. sponsored ADR	85,700	2,053
Reliance Steel & Aluminum Co.	146,100	7,739
Shore Gold, Inc. (a)	966,200	2,983
Titanium Metals Corp. (a)	275,721	8,644
ZincOx Resources PLC (a)	875,400	6,505
		62,762
Paper & Forest Products - 0.4%
MeadWestvaco Corp.	71,200	2,249
Sino-Forest Corp. (a)	393,000	6,699
		8,948
TOTAL MATERIALS		164,241
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	261,280	10,417
Cincinnati Bell, Inc. (a)	1,280,060	6,247
Global Crossing Ltd. (a)	32,600	621
Qwest Communications International, Inc. (a)	1,052,900	9,423
Verizon Communications, Inc.	196,900	8,246
		34,954
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp.	415,100	7,854
TOTAL TELECOMMUNICATION SERVICES		42,808
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 6.2%
Electric Utilities - 2.5%
E.ON AG	49,100	$ 8,246
Entergy Corp.	83,631	8,666
Exelon Corp.	104,300	7,371
PPL Corp.	428,500	20,679
Reliant Energy, Inc. (a)	428,800	10,939
		55,901
Gas Utilities - 0.3%
Equitable Resources, Inc.	151,300	7,442
Independent Power Producers & Energy Traders - 3.1%
AES Corp. (a)	767,600	13,901
Clipper Windpower PLC (a)	512,500	5,741
Constellation Energy Group, Inc.	179,989	14,928
Mirant Corp. (a)	151,200	5,892
NRG Energy, Inc. (a)	717,224	27,315
		67,777
Multi-Utilities - 0.3%
Sempra Energy	104,300	5,740
TOTAL UTILITIES		136,860
TOTAL COMMON STOCKS (Cost $2,172,219)		2,226,655
Convertible Preferred Stocks - 0.1%

MATERIALS - 0.1%
Chemicals - 0.1%
Dyno Nobel Ltd.	18,960	1,652
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,661)		1,652
Nonconvertible Bonds - 0.0%
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a)	$ 12,940	$ 841
TOTAL NONCONVERTIBLE BONDS (Cost $362)		841
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 5.48% (b)	10,127,245	10,127
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	55,073,438	55,073
TOTAL MONEY MARKET FUNDS (Cost $65,200)		65,200
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $2,239,442)		2,294,348
NET OTHER ASSETS - (3.2)%		(71,930)
NET ASSETS - 100%		$ 2,222,418
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $829,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 367
Fidelity Securities Lending Cash Central Fund	552
Total	$ 919
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,246,858,000. Net unrealized appreciation aggregated $47,490,000, of which $190,916,000 related to appreciated investment securities and $143,426,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Value Strategies Fund

(A Class of Fidelity® Advisor
Value Strategies Fund)

August 31, 2007

1.806763.103

SOI-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.4%
The Goodyear Tire & Rubber Co. (a)	194,000	$ 5,366
TRW Automotive Holdings Corp. (a)	100,300	3,065
		8,431
Automobiles - 1.0%
DaimlerChrysler AG	54,100	4,820
General Motors Corp.	207,300	6,372
Monaco Coach Corp.	292,200	3,913
Renault SA	41,200	5,558
Winnebago Industries, Inc.	43,041	1,148
		21,811
Diversified Consumer Services - 0.0%
H&R Block, Inc.	49,800	988
Hotels, Restaurants & Leisure - 0.7%
Carrols Restaurant Group, Inc.	352,724	3,866
Denny's Corp. (a)	56,300	217
IHOP Corp. (d)	105,400	6,626
McCormick & Schmick's Seafood Restaurants (a)	157,500	4,174
		14,883
Household Durables - 2.4%
Bassett Furniture Industries, Inc.	205,608	2,373
Beazer Homes USA, Inc.	173,400	1,833
Black & Decker Corp.	96,700	8,389
Centex Corp.	185,500	5,363
Directed Electronics, Inc. (a)	337,875	1,818
Ethan Allen Interiors, Inc.	186,800	6,276
Hovnanian Enterprises, Inc. Class A (a)	227,900	2,705
KB Home	205,100	6,223
Standard Pacific Corp. (d)	289,100	2,900
The Stanley Works	131,700	7,473
Whirlpool Corp.	81,900	7,896
		53,249
Leisure Equipment & Products - 1.1%
Brunswick Corp.	316,900	7,970
Eastman Kodak Co. (d)	289,500	7,721
MarineMax, Inc. (a)	147,300	2,701
Polaris Industries, Inc. (d)	120,800	5,768
		24,160
Media - 2.2%
Citadel Broadcasting Corp.	500,270	2,036
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
E.W. Scripps Co. Class A	156,900	$ 6,449
Grupo Televisa SA de CV (CPO) sponsored ADR	271,600	7,078
Live Nation, Inc. (a)	338,839	7,014
R.H. Donnelley Corp. (a)	123,600	7,271
Regal Entertainment Group Class A	383,800	8,651
Time Warner Cable, Inc.	92,600	3,398
Valassis Communications, Inc. (a)(d)	806,531	7,356
		49,253
Multiline Retail - 1.0%
Retail Ventures, Inc. (a)	407,441	4,714
Sears Holdings Corp. (a)	77,900	11,183
Target Corp.	52,200	3,442
Tuesday Morning Corp.	311,500	3,286
		22,625
Specialty Retail - 3.4%
Abercrombie & Fitch Co. Class A	17,100	1,346
Advance Auto Parts, Inc.	97,300	3,460
American Eagle Outfitters, Inc.	132,200	3,415
Asbury Automotive Group, Inc.	164,241	3,551
Circuit City Stores, Inc.	330,500	3,596
Coldwater Creek, Inc. (a)	126,700	1,576
Collective Brands, Inc. (a)	280,750	6,634
Foot Locker, Inc.	66,500	1,111
Group 1 Automotive, Inc.	169,700	5,950
Hibbett Sports, Inc. (a)	370,400	9,238
OfficeMax, Inc.	153,800	5,463
PETsMART, Inc.	320,000	11,104
Ross Stores, Inc.	167,289	4,656
Staples, Inc.	417,200	9,909
Williams-Sonoma, Inc.	132,000	4,400
		75,409
Textiles, Apparel & Luxury Goods - 0.5%
Adidas-Salomon AG	58,200	3,421
Liz Claiborne, Inc.	214,300	7,323
		10,744
TOTAL CONSUMER DISCRETIONARY		281,553
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 4.9%
Food & Staples Retailing - 2.3%
Nash-Finch Co.	295,084	$ 11,069
Rite Aid Corp. (a)(d)	2,164,800	10,976
SUPERVALU, Inc.	106,000	4,468
Sysco Corp.	292,800	9,774
The Pantry, Inc. (a)	130,353	4,345
Winn-Dixie Stores, Inc. (a)(d)	487,130	10,196
		50,828
Food Products - 1.6%
Cermaq ASA	241,000	4,134
Chaoda Modern Agriculture (Holdings) Ltd.	9,336,000	7,196
Chiquita Brands International, Inc. (a)	236,800	3,694
Marine Harvest ASA (a)	9,863,000	11,573
Tyson Foods, Inc. Class A	429,100	9,247
		35,844
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	595,845	7,508
Tobacco - 0.7%
Altria Group, Inc.	104,100	7,226
British American Tobacco PLC sponsored ADR	114,200	7,594
		14,820
TOTAL CONSUMER STAPLES		109,000
ENERGY - 9.0%
Energy Equipment & Services - 2.9%
Acergy SA	212,500	5,608
Atwood Oceanics, Inc. (a)	93,100	7,075
Cameron International Corp. (a)	94,100	7,695
CE Franklin Ltd. (a)	165,800	1,467
Expro International Group PLC	373,500	7,608
Exterran Holdings, Inc. (a)	100,458	7,785
FMC Technologies, Inc. (a)	74,400	7,046
National Oilwell Varco, Inc. (a)	75,600	9,677
Oceaneering International, Inc. (a)	51,200	3,439
Parker Drilling Co. (a)	65,600	511
Subsea 7, Inc. (a)	139,400	3,318
Superior Energy Services, Inc. (a)	92,800	3,602
		64,831
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 6.1%
Aurora Oil & Gas Corp. (a)	1,238,741	$ 2,093
Cabot Oil & Gas Corp.	368,918	12,300
Canadian Natural Resources Ltd.	130,100	8,893
Copano Energy LLC	178,913	6,976
Double Hull Tankers, Inc.	283,900	4,378
EOG Resources, Inc.	90,600	6,103
EXCO Resources, Inc. (a)	500,324	8,405
Forest Oil Corp. (a)	118,800	4,592
Niko Resources Ltd.	16,100	1,418
NuStar GP Holdings LLC	209,924	6,865
OPTI Canada, Inc. (a)	10,200	188
Petrohawk Energy Corp. (a)	728,830	11,034
Plains Exploration & Production Co. (a)	56,200	2,109
Stone Energy Corp. (a)	254,200	8,376
Tesoro Corp.	105,000	5,180
Tsakos Energy Navigation Ltd.	70,200	4,779
Ultra Petroleum Corp. (a)	220,200	11,759
Valero Energy Corp.	177,000	12,126
Williams Companies, Inc.	342,500	10,618
Williams Partners LP	160,150	7,141
		135,333
TOTAL ENERGY		200,164
FINANCIALS - 17.6%
Capital Markets - 3.0%
Ameriprise Financial, Inc.	123,200	7,516
Ares Capital Corp.	295,806	4,857
Bear Stearns Companies, Inc.	61,400	6,672
Gluskin Sheff + Associates, Inc.	244,600	5,420
Janus Capital Group, Inc.	261,600	6,956
Julius Baer Holding AG (Bearer)	110,184	7,292
KKR Private Equity Investors, LP	356,700	6,902
State Street Corp.	213,596	13,106
T. Rowe Price Group, Inc.	160,350	8,229
		66,950
Commercial Banks - 2.2%
Center Financial Corp., California	63,661	1,009
Commerce Bancorp, Inc.	152,159	5,589
First Community Bancorp, California	108,453	5,885
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Hanmi Financial Corp.	25,771	$ 399
HSBC Holdings PLC (United Kingdom) (Reg.)	396,858	7,168
Nara Bancorp, Inc.	79,741	1,263
PNC Financial Services Group, Inc.	155,100	10,914
Sterling Financial Corp., Washington	272,653	6,944
Wells Fargo & Co.	172,400	6,299
Wintrust Financial Corp.	55,200	2,381
		47,851
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	441,198	5,537
Diversified Financial Services - 0.6%
Citigroup, Inc.	49,100	2,302
Freedom Acquisition Holdings, Inc. warrants 12/28/11	751,500	1,811
Genesis Lease Ltd. ADR	179,100	4,211
Maiden Holdings Ltd. (a)(e)	89,600	829
MarketAxess Holdings, Inc. (a)	303,450	5,289
		14,442
Insurance - 5.7%
ACE Ltd.	74,675	4,313
Allied World Assurance Co. Holdings Ltd.	150,200	7,213
AMBAC Financial Group, Inc.	134,900	8,474
American International Group, Inc.	155,656	10,273
American Safety Insurance Group Ltd. (a)	272,451	5,392
Argo Group International Holdings, Ltd. (a)	155,887	6,357
Assurant, Inc.	91,200	4,700
Axis Capital Holdings Ltd.	198,800	7,177
Endurance Specialty Holdings Ltd.	244,900	9,764
Everest Re Group Ltd.	108,400	11,044
First Mercury Financial Corp.	170,600	3,477
IPC Holdings Ltd.	171,500	4,360
Max Capital Group Ltd.	268,134	7,363
National Financial Partners Corp.	149,700	7,305
Principal Financial Group, Inc.	170,700	9,472
The Chubb Corp.	98,700	5,047
United America Indemnity Ltd. Class A (a)	275,140	5,954
Universal American Financial Corp. (a)	418,406	8,686
		126,371
Real Estate Investment Trusts - 2.2%
Alexandria Real Estate Equities, Inc.	122,901	11,470
Annaly Capital Management, Inc.	529,500	7,461
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Corporate Office Properties Trust (SBI)	205,100	$ 8,834
General Growth Properties, Inc.	118,500	5,891
Highwoods Properties, Inc. (SBI)	142,700	5,093
Home Properties, Inc.	111,200	5,651
Public Storage	2,900	220
Simon Property Group, Inc.	40,800	3,873
		48,493
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	89,700	2,648
Grubb & Ellis Co. (a)	197,600	1,790
Move, Inc. (a)	1,956,367	5,869
		10,307
Thrifts & Mortgage Finance - 3.2%
BankUnited Financial Corp. Class A (d)	391,195	6,689
Countrywide Financial Corp.	329,500	6,541
Fannie Mae	245,400	16,101
FirstFed Financial Corp., Delaware (a)(d)	172,100	8,648
Hudson City Bancorp, Inc.	913,400	12,989
MGIC Investment Corp.	150,100	4,527
New York Community Bancorp, Inc. (d)	656,400	11,612
Washington Federal, Inc.	164,600	4,368
		71,475
TOTAL FINANCIALS		391,426
HEALTH CARE - 6.6%
Biotechnology - 0.8%
Amgen, Inc. (a)	137,900	6,910
PDL BioPharma, Inc. (a)	182,900	3,568
Theravance, Inc. (a)	259,320	8,145
		18,623
Health Care Equipment & Supplies - 1.0%
Becton, Dickinson & Co.	91,100	7,009
C.R. Bard, Inc.	105,000	8,756
Covidien Ltd. (a)	116,175	4,627
Hillenbrand Industries, Inc.	15,700	904
		21,296
Health Care Providers & Services - 1.9%
Brookdale Senior Living, Inc.	204,911	7,504
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Capital Senior Living Corp. (a)	819,956	$ 6,642
DaVita, Inc. (a)	133,800	7,696
Emeritus Corp. (a)	271,800	7,379
Henry Schein, Inc. (a)	157,197	9,147
LHC Group, Inc. (a)	218,175	4,370
		42,738
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)(d)	201,384	4,553
IMS Health, Inc.	246,200	7,371
		11,924
Life Sciences Tools & Services - 0.2%
AMAG Pharmaceuticals, Inc.	90,500	4,946
Pharmaceuticals - 2.2%
Alpharma, Inc. Class A (d)	395,500	9,057
Barr Pharmaceuticals, Inc. (a)	160,017	8,142
Collagenex Pharmaceuticals, Inc. (a)	188,300	2,414
Endo Pharmaceuticals Holdings, Inc. (a)	266,000	8,480
MGI Pharma, Inc. (a)	447,403	10,545
Penwest Pharmaceuticals Co. (a)(d)	376,700	4,652
Xenoport, Inc. (a)	112,900	4,689
		47,979
TOTAL HEALTH CARE		147,506
INDUSTRIALS - 14.0%
Aerospace & Defense - 0.5%
General Dynamics Corp.	140,200	11,014
Air Freight & Logistics - 0.4%
Forward Air Corp.	125,530	4,399
United Parcel Service, Inc. Class B	57,300	4,347
		8,746
Building Products - 0.1%
Trex Co., Inc. (a)(d)	171,400	2,302
Commercial Services & Supplies - 3.6%
ACCO Brands Corp. (a)(d)	303,712	6,885
Allied Waste Industries, Inc. (a)	515,000	6,577
CDI Corp.	130,402	3,729
Clean Harbors, Inc. (a)	215,989	10,193
CoStar Group, Inc. (a)	34,781	1,914
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Equifax, Inc.	56,300	$ 2,169
Monster Worldwide, Inc. (a)	165,600	5,664
On Assignment, Inc. (a)	618,646	6,545
R.R. Donnelley & Sons Co.	158,600	5,681
Robert Half International, Inc.	217,900	6,960
The Brink's Co.	197,983	11,356
TRC Companies, Inc. (a)	204,018	2,285
Waste Connections, Inc. (a)	188,300	5,728
Waste Services, Inc. (a)	443,443	4,372
		80,058
Construction & Engineering - 2.9%
Chicago Bridge & Iron Co. NV (NY Shares)	104,100	3,888
Fluor Corp.	46,200	5,874
Granite Construction, Inc.	128,900	7,017
Great Lakes Dredge & Dock Corp. (a)	278,403	2,469
Quanta Services, Inc. (a)	349,261	9,874
Shaw Group, Inc. (a)	159,800	7,998
SNC-Lavalin Group, Inc.	180,100	7,060
Washington Group International, Inc. (a)	251,400	21,294
		65,474
Electrical Equipment - 1.3%
Prysmian SpA	249,100	6,192
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	194,000	6,936
Superior Essex, Inc. (a)	212,781	7,511
Vestas Wind Systems AS (a)	112,700	7,627
		28,266
Industrial Conglomerates - 0.5%
McDermott International, Inc. (a)	43,800	4,204
Siemens AG (Reg.)	59,400	7,443
		11,647
Machinery - 2.8%
Albany International Corp. Class A	139,200	5,420
Bucyrus International, Inc. Class A	169,300	10,580
Cummins, Inc.	62,600	7,413
Eaton Corp.	61,600	5,804
Illinois Tool Works, Inc.	117,900	6,858
Ingersoll-Rand Co. Ltd. Class A	112,000	5,816
Navistar International Corp. (a)	115,600	6,471
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Pentair, Inc.	169,600	$ 6,297
Sulzer AG (Reg.)	6,284	8,333
		62,992
Marine - 0.7%
Navios Maritime Holdings, Inc.	599,700	7,316
OceanFreight, Inc.	74,100	1,585
Ultrapetrol (Bahamas) Ltd.	338,050	6,092
		14,993
Road & Rail - 0.3%
Old Dominion Freight Lines, Inc. (a)	86,398	2,488
P.A.M. Transportation Services, Inc. (a)	227,974	4,265
		6,753
Trading Companies & Distributors - 0.8%
Beacon Roofing Supply, Inc. (a)(d)	611,800	7,127
Rush Enterprises, Inc. Class A (a)	256,236	6,498
WESCO International, Inc. (a)	72,700	3,460
		17,085
Transportation Infrastructure - 0.1%
Macquarie Airports unit	705,700	2,512
TOTAL INDUSTRIALS		311,842
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 2.7%
Adtran, Inc.	336,309	8,990
Alcatel-Lucent SA sponsored ADR	671,900	7,357
Avocent Corp. (a)	370,600	10,940
Comverse Technology, Inc. (a)	583,400	9,772
Dycom Industries, Inc. (a)	279,500	8,254
Finisar Corp. (a)	921,510	3,483
Powerwave Technologies, Inc. (a)	861,657	5,902
RADWARE Ltd. (a)	349,015	4,694
Sycamore Networks, Inc. (a)	62,000	245
		59,637
Computers & Peripherals - 2.4%
Avid Technology, Inc. (a)(d)	209,950	6,473
Diebold, Inc.	237,700	10,428
Hypercom Corp. (a)	288,700	1,406
NCR Corp. (a)	227,000	11,298
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Network Appliance, Inc. (a)	251,200	$ 6,998
Sun Microsystems, Inc. (a)	1,338,500	7,174
Western Digital Corp. (a)	377,400	8,816
		52,593
Electronic Equipment & Instruments - 3.2%
Agilent Technologies, Inc. (a)	314,500	11,448
Arrow Electronics, Inc. (a)	197,500	8,287
Avnet, Inc. (a)	139,000	5,464
Benchmark Electronics, Inc. (a)	296,300	7,431
Itron, Inc. (a)	161,670	13,726
Jabil Circuit, Inc.	315,811	7,011
Tektronix, Inc.	226,833	7,293
Tyco Electronics Ltd. (a)	274,275	9,564
		70,224
Internet Software & Services - 1.7%
Omniture, Inc. (a)	97,956	2,430
Open Text Corp. (a)(d)	374,800	9,320
Openwave Systems, Inc.	350,269	1,583
ValueClick, Inc. (a)	507,400	10,168
VeriSign, Inc. (a)	237,800	7,657
Yahoo!, Inc. (a)	243,100	5,526
		36,684
IT Services - 3.4%
CACI International, Inc. Class A (a)	159,713	8,149
Fiserv, Inc. (a)	114,900	5,345
ManTech International Corp. Class A (a)	288,111	10,303
Mastercard, Inc. Class A	49,900	6,836
MoneyGram International, Inc.	507,900	10,803
Perot Systems Corp. Class A (a)	292,100	4,566
Sapient Corp. (a)	822,298	5,296
SRA International, Inc. Class A (a)	219,600	6,195
The Western Union Co.	379,200	7,140
Unisys Corp. (a)	1,534,800	11,311
		75,944
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc. (a)	610,900	7,942
AMIS Holdings, Inc. (a)	503,200	5,218
Applied Materials, Inc.	202,900	4,334
ASML Holding NV (NY Shares) (a)	257,200	7,631
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Atmel Corp. (a)	1,712,300	$ 9,075
Fairchild Semiconductor International, Inc. (a)	199,800	3,748
Infineon Technologies AG sponsored ADR (a)	526,700	8,217
Integrated Device Technology, Inc. (a)	440,985	6,897
National Semiconductor Corp.	321,900	8,472
Nec Electronics Corp. (a)	181,000	4,986
ON Semiconductor Corp. (a)	677,000	7,934
Standard Microsystems Corp. (a)	133,153	4,791
Supertex, Inc. (a)	202,580	7,265
Varian Semiconductor Equipment Associates, Inc. (a)	94,300	5,246
		91,756
Software - 2.4%
Business Objects SA sponsored ADR (a)	221,800	9,739
Cadence Design Systems, Inc. (a)	351,600	7,637
Electronic Arts, Inc. (a)	119,600	6,332
EPIQ Systems, Inc. (a)	547,294	8,883
Fair Isaac Corp.	209,700	7,757
Moldflow Corp. (a)	365,871	6,044
Nintendo Co. Ltd.	10,300	4,792
Parametric Technology Corp. (a)	183,600	3,233
		54,417
TOTAL INFORMATION TECHNOLOGY		441,255
MATERIALS - 7.4%
Chemicals - 4.2%
Agrium, Inc.	265,400	12,126
Airgas, Inc.	159,700	7,381
Albemarle Corp.	145,900	5,905
Arkema sponsored ADR (a)	97,800	6,108
Calgon Carbon Corp. (a)	652,500	8,711
Chemtura Corp.	655,100	6,033
Dyno Nobel Ltd.	1,766,837	3,615
Ecolab, Inc.	254,300	10,594
Georgia Gulf Corp. (d)	159,948	2,394
H.B. Fuller Co.	275,800	7,422
Minerals Technologies, Inc.	167,889	11,066
OMNOVA Solutions, Inc. (a)	405,550	2,397
PolyOne Corp. (a)	424,600	3,410
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Royal DSM NV	101,649	$ 5,197
Tronox, Inc. Class A	16,700	172
		92,531
Metals & Mining - 2.8%
Agnico-Eagle Mines Ltd.	48,600	2,173
Alcoa, Inc.	172,700	6,309
Compass Minerals International, Inc.	80,836	2,754
First Uranium Corp.	471,400	3,593
Kinross Gold Corp. (a)	172,300	2,108
Lihir Gold Ltd. (a)	837,085	2,103
Meridian Gold, Inc. (a)	235,000	6,526
Newcrest Mining Ltd.	97,879	1,962
Quanex Corp.	168,790	7,310
Randgold Resources Ltd. sponsored ADR	85,700	2,053
Reliance Steel & Aluminum Co.	146,100	7,739
Shore Gold, Inc. (a)	966,200	2,983
Titanium Metals Corp. (a)	275,721	8,644
ZincOx Resources PLC (a)	875,400	6,505
		62,762
Paper & Forest Products - 0.4%
MeadWestvaco Corp.	71,200	2,249
Sino-Forest Corp. (a)	393,000	6,699
		8,948
TOTAL MATERIALS		164,241
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	261,280	10,417
Cincinnati Bell, Inc. (a)	1,280,060	6,247
Global Crossing Ltd. (a)	32,600	621
Qwest Communications International, Inc. (a)	1,052,900	9,423
Verizon Communications, Inc.	196,900	8,246
		34,954
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp.	415,100	7,854
TOTAL TELECOMMUNICATION SERVICES		42,808
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 6.2%
Electric Utilities - 2.5%
E.ON AG	49,100	$ 8,246
Entergy Corp.	83,631	8,666
Exelon Corp.	104,300	7,371
PPL Corp.	428,500	20,679
Reliant Energy, Inc. (a)	428,800	10,939
		55,901
Gas Utilities - 0.3%
Equitable Resources, Inc.	151,300	7,442
Independent Power Producers & Energy Traders - 3.1%
AES Corp. (a)	767,600	13,901
Clipper Windpower PLC (a)	512,500	5,741
Constellation Energy Group, Inc.	179,989	14,928
Mirant Corp. (a)	151,200	5,892
NRG Energy, Inc. (a)	717,224	27,315
		67,777
Multi-Utilities - 0.3%
Sempra Energy	104,300	5,740
TOTAL UTILITIES		136,860
TOTAL COMMON STOCKS (Cost $2,172,219)		2,226,655
Convertible Preferred Stocks - 0.1%

MATERIALS - 0.1%
Chemicals - 0.1%
Dyno Nobel Ltd.	18,960	1,652
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,661)		1,652
Nonconvertible Bonds - 0.0%
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a)	$ 12,940	$ 841
TOTAL NONCONVERTIBLE BONDS (Cost $362)		841
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 5.48% (b)	10,127,245	10,127
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	55,073,438	55,073
TOTAL MONEY MARKET FUNDS (Cost $65,200)		65,200
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $2,239,442)		2,294,348
NET OTHER ASSETS - (3.2)%		(71,930)
NET ASSETS - 100%		$ 2,222,418
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $829,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 367
Fidelity Securities Lending Cash Central Fund	552
Total	$ 919
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,246,858,000. Net unrealized appreciation aggregated $47,490,000, of which $190,916,000 related to appreciated investment securities and $143,426,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate High
Income Fund

August 31, 2007

1.805767.103

REHI-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 8.1%
		Principal Amount (c)	Value
Convertible Bonds - 0.7%
Homebuilding/Real Estate - 0.7%
American Financial Realty Trust 4.375% 7/15/24		$ 2,260,000	$ 2,113,100
Anthracite Capital, Inc. 11.75% 9/1/27 (d)		1,700,000	1,692,180
			3,805,280
Nonconvertible Bonds - 7.4%
Diversified Financial Services - 0.6%
Thornburg Mortgage, Inc. 8% 5/15/13		3,000,000	2,640,000
Wrightwood Capital LLC 9% 6/1/14 (d)		1,000,000	925,000
			3,565,000
Food and Drug Retail - 0.2%
Stater Brothers Holdings, Inc. 8.125% 6/15/12		1,000,000	995,000
Healthcare - 2.0%
Omega Healthcare Investors, Inc.:
7% 4/1/14		2,290,000	2,232,750
7% 1/15/16		1,000,000	965,000
Senior Housing Properties Trust:
7.875% 4/15/15		1,395,000	1,443,825
8.625% 1/15/12		1,405,000	1,482,275
Skilled Healthcare Group, Inc. 11% 1/15/14		1,540,000	1,647,800
Sun Healthcare Group, Inc. 9.125% 4/15/15 (d)		120,000	119,100
Ventas Realty LP:
6.5% 6/1/16		750,000	720,000
6.625% 10/15/14		500,000	487,500
6.75% 6/1/10		780,000	781,950
6.75% 4/1/17		1,190,000	1,154,300
			11,034,500
Homebuilding/Real Estate - 3.4%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		750,000	701,250
8.125% 6/1/12		1,475,000	1,438,125
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		2,340,000	2,363,400
Forest City Enterprises, Inc.:
6.5% 2/1/17		2,000,000	1,820,000
7.625% 6/1/15		500,000	485,000
Highwoods/Forsyth LP 5.85% 3/15/17		2,000,000	1,895,000
HMB Capital Trust V 8.99% 12/15/36 (d)(f)		1,000,000	200,000
iStar Financial, Inc. 5.15% 3/1/12		5,000,000	4,637,220
Nationwide Health Properties, Inc. 6% 5/20/15		1,000,000	1,011,611

		Principal Amount (c)	Value
Rouse Co. 5.375% 11/26/13		$ 2,100,000	$ 1,925,717
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)		2,850,000	2,835,750
			19,313,073
Hotels - 0.8%
Host Marriott LP 6.375% 3/15/15		2,000,000	1,915,000
Times Square Hotel Trust 8.528% 8/1/26 (d)		2,544,006	2,849,286
			4,764,286
Restaurants - 0.4%
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		2,350,000	2,344,125
TOTAL NONCONVERTIBLE BONDS			42,015,984
TOTAL CORPORATE BONDS (Cost $47,747,472)			45,821,264
Asset-Backed Securities - 7.8%

Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M9, 8.005% 10/25/34 (d)(f)		2,014,000	1,812,600
Anthracite CDO I Ltd. Series 2002-CIBA Class E, 9.314% 5/24/37 (d)		1,500,000	1,555,313
Argent Securities, Inc. Series 2004-W9 Class M7, 7.095% 6/26/34 (f)		448,911	375,290
Atherton Franchise Loan Funding LLP:
Series 1998-A Class E, 8.25% 5/15/20 (d)(e)		1,500,000	420,000
Series 1998-A Class F, 7.44% 11/15/14 (b)(d)		843,637	0
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 6.82% 3/20/50 (d)(f)		750,000	677,850
Class E, 7.42% 3/20/50 (d)(f)		3,000,000	2,253,144
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class E, 6.52% 12/25/46 (d)(f)		950,000	783,750
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (d)		347,192	121,517
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (d)		5,170,000	5,349,502
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		4,100,000	4,249,334
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (d)		1,330,000	1,330,408
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (d)		2,200,000	1,475,107
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Crest Ltd.: - continued
Series 2004-1A Class H1, 9.05% 1/28/40 (d)(f)		$ 2,150,000	$ 1,855,824
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 8.87% 11/28/39 (d)(f)		1,000,000	862,574
Class F, 10.37% 11/28/39 (d)(f)		1,050,000	867,906
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (d)		4,500,000	4,072,500
Gramercy Real Estate CDO Ltd. Series 2005-1A Class H, 7.36% 7/25/35 (d)(f)		1,700,000	1,478,515
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 8.005% 6/25/35 (f)(h)		1,070,000	385,200
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 6.97% 9/25/46 (d)(f)		1,580,000	1,169,200
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 6.87% 8/26/30 (d)(f)		550,000	497,365
Class E, 7.32% 8/26/30 (d)(f)		1,055,000	949,711
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		990,000	118,800
Lenox Ltd. Series 2007-1 5.36% 3/4/45 (d)(f)		1,865,000	1,639,609
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		906,885	453,443
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,665,000	1,431,900
Park Place Securities NIMS Trust Series 2004-WCW1, 5.65% 9/25/34 (d)		45,958	45,039
Park Place Securities, Inc.:
Series 2004-WHQ2 Class M10, 8.005% 2/25/35 (d)(f)		1,943,000	1,665,071
Series 2005-WHQ1 Class M10, 8.005% 3/25/35 (d)(f)		1,665,000	768,845
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		689,753	552,018
Resource Real Estate Funding CDO Series 2007-1A Class J, 8.27% 9/1/46 (d)(f)		1,190,000	963,098
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 8.005% 3/25/36 (d)(f)		300,000	45,930
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 8.01% 2/5/36 (d)(f)		1,960,000	1,430,800

		Principal Amount (c)	Value
Class E, 9.86% 2/5/36 (d)(f)		$ 500,000	$ 250,000
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IV, 6.84% 5/22/37 (d)		2,787,000	2,404,233
TOTAL ASSET-BACKED SECURITIES (Cost $52,121,551)			44,311,396
Collateralized Mortgage Obligations - 9.1%

Private Sponsor - 8.6%
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class L, 9.5613% 11/15/15 (d)(f)		2,905,000	2,890,598
Countrywide Home Loans, Inc. Series 2005-R3:
Class B3, 5.5% 9/25/35 (d)(f)		653,665	197,685
Class B4, 5.5% 9/25/35 (d)(f)		556,146	113,432
Class B5, 5.5% 9/25/35 (d)(f)		504,493	20,180
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (d)(f)		827,625	397,030
Class B4, 6.61% 7/25/32 (d)(f)		1,657,804	607,999
Class B5, 6.61% 7/25/32 (d)(f)		260,674	7,820
Series 2002-R2 Class 2B4, 6.3417% 7/25/33 (d)(f)		131,082	38,704
Series 2002-R3:
Class B3, 5.75% 8/25/43 (d)		763,868	382,701
Class B4, 5.75% 8/25/43 (d)		434,579	160,672
Class B5, 5.75% 8/25/43 (d)		427,688	21,384
Series 2003-40:
Class B3, 4.5% 10/25/18 (d)		199,466	171,517
Class B4, 4.5% 10/25/18 (d)		79,787	58,211
Class B5, 4.5% 10/25/18 (d)		271,255	72,987
Series 2003-50:
Class B4, 5% 11/25/18 (d)		241,008	194,027
Class B5, 5% 11/25/18 (d)		241,008	80,942
Series 2003-R1:
Class 2B4, 6.3071% 2/25/43 (d)(f)		103,068	27,985
Class 2B5, 6.3071% 2/25/43 (d)(f)		382,692	37,549
Series 2003-R2 Class B3, 5.5% 5/25/43 (d)		729,633	260,986
Series 2003-R3 Class B3, 5.5% 11/25/33 (d)		691,272	189,152
Series 2004-R1:
Class 1B3, 5.5% 11/25/34 (d)(f)		1,011,939	158,704
Class 1B4, 5.5% 11/25/34 (d)(f)		334,877	10,046
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7564% 9/25/19 (d)(f)		$ 169,698	$ 121,867
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-26:
Class 4B3, 7% 10/25/17		295,735	286,251
Class 4B4, 7% 10/25/17 (d)		88,917	83,063
Class 4B5, 7% 10/25/17 (d)		155,646	54,476
Class 4B6, 7% 10/25/17 (d)		10,462	1,046
Series 2004-5:
Class CB5, 5.0643% 8/25/19 (d)(f)		164,511	103,246
Class CB6, 5.0643% 8/25/19 (d)(f)		109,132	38,196
Series 2005-10 Class CB5, 5.1935% 11/25/20 (d)(f)		288,588	155,341
Series 2005-2 Class CB4, 5.2177% 3/25/35 (d)(f)		701,510	368,454
Diversified REIT Trust:
Series 1999-1A:
Class F, 6.78% 3/18/11 (d)(f)		1,936,600	1,962,191
Class G, 6.78% 3/18/11 (d)(f)		2,425,400	2,432,792
Class H, 6.78% 3/18/11 (d)(f)		1,390,000	1,330,439
Series 2000-1A:
Class F, 6.971% 3/8/10 (d)		1,170,000	1,122,510
Class G, 6.971% 3/8/10 (d)		1,335,000	1,252,497
Class H, 6.971% 3/8/10 (d)		1,835,000	1,683,833
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (d)		3,836,000	1,523,488
GMAC Mortgage Loan Trust Series 2003-J4 Class B1, 4.75% 9/25/18 (d)		238,614	202,891
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (d)		533,668	529,423
Class B2, 7% 2/19/30 (d)		457,429	446,036
Class B4, 7% 2/19/30 (d)		27,315	1,502
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 17.3% 7/10/35 (d)(f)		1,614,913	1,687,584
Series 2005-A Class B6, 7.35% 3/10/37 (d)(f)		771,022	740,181
Series 2006-B Class B6, 7.3113% 6/15/38 (d)(f)		1,171,029	1,065,636
Residential Funding Securities Corp. Series 2002-RM1 Class BI2, 5.5% 12/25/17 (d)		159,351	145,675

		Principal Amount (c)	Value
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 16.85% 12/10/35 (d)(f)		$ 465,103	$ 488,358
Series 2004-A:
Class B7, 9.6% 2/10/36 (d)(f)		473,443	459,239
Class B9, 14.35% 2/10/36 (d)(f)		770,765	770,765
Series 2004-B:
Class B8, 10.1% 2/10/36 (d)(f)		394,427	374,706
Class B9, 13.6% 2/10/36 (d)(f)		669,388	669,388
Series 2004-C:
Class B7, 8.85% 9/10/36 (d)(f)		2,010,793	1,930,361
Class B8, 9.6% 9/10/36 (d)(f)		1,790,563	1,683,129
Class B9, 12.35% 9/10/36 (f)		670,264	670,264
Series 2005-A:
Class B10, 13.85% 3/10/37 (d)(f)		481,889	477,070
Class B7, 8.35% 3/10/37 (d)(f)		1,445,666	1,373,383
Class B9, 11.1% 3/10/37 (d)(f)		1,678,900	1,578,166
Series 2005-B:
Class B7, 8.45% 6/10/37 (d)(f)		1,723,579	1,585,692
Class B8, 9.25% 6/10/37 (d)(f)		593,677	552,120
Class B9, 11.1% 6/10/37 (d)(f)		574,526	540,055
Series 2005-C:
Class B7, 8.45% 9/10/37 (d)(f)		1,789,782	1,700,293
Class B8, 9.1% 9/10/37 (d)(f)		1,033,988	982,289
Class B9, 11.05% 9/10/37 (d)(f)		1,692,511	1,607,886
Series 2005-D:
Class B7, 9.8613% 12/15/37 (d)(f)		1,643,850	1,594,534
Class B8, 11.3613% 12/15/37 (d)(f)		1,353,758	1,353,758
Series 2006-A:
Class B7, 9.1113% 3/15/38 (d)(f)		1,054,669	970,295
Class B8, 9.4613% 3/15/38 (d)(f)		676,950	616,025
Class B9, 11.1113% 3/15/38 (d)(f)		421,868	379,681
Series 2006-B Class B7, 9.4613% 7/15/38 (d)(f)		1,210,725	1,089,652
Series 2007-A Class B10, 10.3613% 2/15/39 (d)(f)		1,594,772	1,435,295
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 9.86% 12/5/36 (d)(f)		$ 2,978,395	$ 148,920
Wells Fargo Mortgage Backed Securities Trust Series 2003-3 Class 2B4, 5.25% 4/25/33 (d)		387,162	355,737
TOTAL PRIVATE SPONSOR			48,825,990
U.S. Government Agency - 0.5%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41 (h)		744,171	425,299
Class B4, 7% 9/25/41 (h)		407,542	178,316
Class B5, 7% 9/25/41 (h)		603,474	42,243
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 6.1283% 2/25/42 (d)(f)		156,198	93,032
Class 3B5, 6.1283% 2/25/42 (d)(f)		148,541	14,035
Class B4, 6% 2/25/42 (d)		1,110,983	442,810
Class B5, 6% 2/25/42 (d)		107,082	3,212
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 6.2449% 1/25/42 (d)(f)		127,502	50,995
Series 2003-W1 subordinate REMIC pass thru certificates:
Class B3, 5.75% 12/25/42 (h)		2,325,157	1,120,423
Class B4, 5.75% 12/25/42 (h)		1,422,720	452,166
Class B5, 5.75% 12/25/42 (h)		951,393	47,570
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 6.1774% 6/25/43 (f)(h)		375,543	100,873
Class 2B5, 6.1774% 6/25/43 (f)(h)		376,094	36,408
TOTAL U.S. GOVERNMENT AGENCY			3,007,382
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $61,956,885)			51,833,372
Commercial Mortgage Securities - 58.8%

Artesia Mortgage CMBS, Inc. floater Series 1998-C1 Class F, 6.703% 6/25/30 (d)(f)		4,513,000	4,615,984
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.6011% 2/14/29 (d)(f)		1,895,000	2,037,199

		Principal Amount (c)	Value
Series 1997-D4:
Class B2, 7.525% 4/14/29		$ 675,000	$ 724,507
Class B5, 7.525% 4/14/29		4,476,925	4,249,581
Series 1997-MD7:
Class A3, 7.695% 1/13/30 (f)		1,428,680	1,465,290
Class A4, 7.895% 1/13/30 (f)		1,018,285	1,012,504
Banc of America Commercial Mortgage, Inc.:
Series 2003-2:
Class BWF, 7.55% 10/11/37 (d)		1,246,830	1,383,898
Class BWG, 8.155% 10/11/37 (d)		995,046	1,134,597
Class BWK, 10.676% 10/11/37 (d)		675,935	856,108
Class BWL, 10.1596% 10/11/37 (d)		1,458,723	1,809,809
Series 2004-4:
Class K, 4.637% 7/10/42 (d)(f)		1,650,000	1,379,297
Class L, 4.637% 7/10/42 (d)(f)		1,690,000	1,234,492
Series 2005-4 Class H, 5.154% 7/10/45 (d)(f)		525,000	429,169
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 7.6113% 3/15/22 (d)(f)		2,310,000	2,294,590
Bear Stearns Commercial Mortgage Securities Trust Series 2007-BBA8 Class L, 7.5113% 3/15/22 (d)(f)		1,965,000	1,936,139
Bear Stearns Commercial Mortgage Securities, Inc.:
Series 1998-C1 Class F, 6% 6/16/30 (d)		600,000	569,135
Series 1999-C1 Class H, 5.64% 2/14/31 (d)		1,475,030	1,275,503
Beckman Coulter, Inc. sequential pay Series 2000-A Class A, 7.4975% 12/15/18 (d)		4,696,000	5,079,639
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 4.9805% 8/1/24 (d)(f)		137,584	125,545
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 5.6512% 10/25/22 (d)(f)		86,209	43,105
Chase Commercial Mortgage Securities Corp.:
Series 1998-1:
Class F, 6.56% 5/18/30 (d)		2,500,000	2,469,191
Class H, 6.34% 5/18/30 (d)		2,000,000	1,918,660
Series 1998-2 Class J, 6.39% 11/18/30 (d)		3,352,764	1,244,714
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (d)		4,000,000	3,897,926
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (d)		$ 5,380,000	$ 5,260,343
Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	4,588,908
Class H, 6% 11/17/32		4,372,000	4,344,631
Commercial Mortgage pass thru certificates Series 2001-J2A Class F, 7.0313% 7/16/34 (d)(f)		1,520,000	1,494,129
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (d)(f)		3,190,000	2,282,464
Series 1998-C1:
Class F, 6% 5/17/40 (d)		12,000,000	11,111,652
Class H, 6% 5/17/40 (d)		3,600,000	1,791,000
Series 1998-C2:
Class F, 6.75% 11/11/30 (d)		4,000,000	4,090,612
Class G, 6.75% 11/11/30 (d)		1,065,000	1,061,339
Series 2001-CK6 Class NW, 6.08% 8/15/36 (h)		2,011,892	1,303,819
Series 2002-CKP1 Class KZ, 0% 12/15/35 (d)(f)		6,026,000	5,823,563
Series 2003-C3 Class J, 4.231% 5/15/38 (d)		2,400,000	2,125,121
Series 2004-CBN1 Class A, 10.633% 8/15/08 (d)		2,128,016	2,092,578
Series 2004-TF2A Class AX, 0% 11/15/19 (d)(f)(g)		3,186,451	997
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 7.5113% 2/15/22 (d)(f)		2,385,000	2,182,275
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 7.0883% 5/15/23 (d)(f)		2,824,000	2,696,920
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		6,101,000	6,915,341
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class F, 7.5% 6/15/31		3,600,000	3,843,495
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31 (d)		5,785,000	5,715,133
Series 1998-CG1 Class B4, 7.1548% 6/10/31 (d)(f)		3,690,000	4,001,995
DLJ Mortgage Acceptance Corp. Series 1996-CF1 Class B4, 8.3521% 3/13/28 (f)		2,105,000	2,256,859
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 8.0609% 4/29/39 (d)(f)		2,622,715	2,661,441

		Principal Amount (c)	Value
First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (d)		$ 3,700,000	$ 3,710,683
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class J, 5.1135% 7/10/45 (d)(f)		2,277,000	1,796,444
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (d)		5,000,000	4,815,050
Class F, 6.376% 12/15/14 (d)		2,220,000	2,153,755
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36		1,576,000	1,561,721
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class E, 7.624% 4/15/29 (f)		1,745,000	1,752,634
Class F, 6.75% 4/15/29 (f)		7,131,000	7,231,280
Class H, 6.6502% 4/15/29 (f)		6,995,714	2,238,628
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		7,100,000	6,881,715
Series 1999-C2I Class K, 6.481% 9/15/33 (h)		7,875,000	4,508,438
Series 1999-C3:
Class J, 6.974% 8/15/36 (d)		2,788,000	2,768,833
Class K, 6.974% 8/15/36 (d)		5,260,000	4,381,416
Series 2000-C1 Class K, 7% 3/15/33 (d)		2,473,000	2,322,302
Series 2003-J10 Class B2, 6.75% 4/15/29 (f)		4,000,000	3,996,568
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class J, 5.234% 11/5/13 (d)(f)		3,210,000	2,869,276
Series 2005-GG3:
Class J, 4.685% 8/10/42 (d)(f)		900,000	723,397
Class K, 4.685% 8/10/42 (d)(f)		1,700,000	1,261,812
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 7.5666% 7/13/30 (d)(f)		3,736,000	3,955,220
Series 1998-GLII Class G, 6.9707% 4/13/31 (d)(f)		2,083,000	2,192,700
Series 2004-GG2:
Class J, 5.067% 8/1/38 (d)(f)		420,000	349,789
Class K, 5.067% 8/1/38 (d)(f)		720,000	567,389
Series 2006-RR2:
Class M, 5.6876% 6/1/46 (d)(f)		727,000	412,165
Class N, 5.6876% 6/1/46 (d)(f)		160,000	82,962
J.P. Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		5,000,000	5,241,400
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
J.P. Morgan Commercial Mortgage Finance Corp.: - continued
Series 1999-C7:
Class G, 6% 10/15/35 (d)		$ 13,273,000	$ 12,447,569
Class H, 6% 10/15/35 (d)		1,991,000	1,780,460
Class NR, 6% 10/15/35 (d)		6,090,987	2,680,034
Series 1999-C8:
Class G, 6% 7/15/31 (d)		1,075,000	1,034,182
Class H, 6% 7/15/31 (d)		2,045,000	1,734,733
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (d)(f)		2,003,000	1,890,011
Class NR, 6% 10/15/32 (d)(f)		2,060,685	1,277,625
Class X, 1.6923% 10/15/32 (d)(f)(g)		24,830,025	537,247
Series 2003-CB7 Class L, 5.173% 1/12/38 (d)(f)		4,096,000	3,294,720
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-PRKS Class A, 9.75% 1/15/15 (d)(f)		2,290,000	2,288,626
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class K, 6.3% 2/18/30 (d)		2,483,000	648,319
Series 1998-C4 Class G, 5.6% 10/15/35 (d)		1,510,000	1,512,879
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (d)(f)		441,643	397,479
LB-UBS Commercial Mortgage Trust:
Series 2001-C7:
Class M, 5.868% 11/15/33		4,957,000	4,692,885
Class P, 5.868% 11/15/33		1,320,000	1,012,210
Series 2002-C1 Class K, 6.428% 3/15/34 (d)		3,751,000	3,590,973
Series 2002-C2 Class M, 5.683% 7/15/35 (d)		950,000	943,320
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (d)(f)		1,393,000	981,842
Class M, 5.45% 5/28/40 (d)(f)		1,533,000	944,113
Merrill Lynch Financial Asset, Inc.:
Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	551,000	442,742
Class G, 4.384% 7/12/15	CAD	275,000	214,017
Class H, 4.384% 7/12/15	CAD	184,000	126,652
Class J, 4.384% 7/12/15	CAD	275,000	175,269
Class K, 4.384% 7/12/15	CAD	275,000	164,955
Class L, 4.384% 7/12/15	CAD	184,000	103,958
Class M, 4.384% 7/12/15	CAD	772,000	303,373
Series 2005-CA17:
Class F, 4.525% 11/12/37 (f)	CAD	812,000	637,557

		Principal Amount (c)	Value
Class G, 4.525% 11/12/37 (f)	CAD	$ 846,000	$ 646,295
Class H, 4.525% 11/12/37 (f)	CAD	235,000	161,532
Class J, 4.525% 11/12/37 (f)	CAD	248,000	154,540
Class K, 4.525% 11/12/37 (f)	CAD	261,000	149,445
Class L, 4.525% 11/12/37 (f)	CAD	248,000	132,888
Class M, 4.525% 11/12/37 (f)	CAD	2,057,000	763,524
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (f)		2,350,000	2,351,997
Series 1999-C1 Class G, 6.71% 11/15/31 (d)		2,604,000	2,145,852
Merrill Lynch Mortgage Trust:
Series 2002-MW1:
Class H, 5.695% 7/12/34 (d)		1,975,000	1,944,192
Class J, 5.695% 7/12/34 (d)		700,000	651,250
Series 2004-KEY2:
Class J, 5.091% 8/12/39 (d)(f)		1,869,000	1,557,060
Class K, 5.091% 8/12/39 (d)(f)		1,482,000	1,212,188
Series 2006-KEY2 Class L, 5.091% 8/12/39 (d)		1,370,000	1,074,655
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1:
Class F, 9.422% 10/15/13 (d)		645,000	682,481
Class G, 12.349% 10/15/13 (d)		465,000	494,426
Class IO, 7.7979% 1/15/18 (f)(g)		955,585	293,021
Series 2004-C2:
Class D, 7.347% 10/15/40 (d)		1,074,000	1,049,369
Class E, 8.309% 10/15/40 (d)		441,000	430,900
Class F, 10.223% 10/15/40 (d)		772,000	763,492
Class G, 12.933% 10/15/40 (d)		497,000	487,215
Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		1,039,000	1,016,744
Class E, 8.757% 5/20/44 (d)		738,000	726,248
Class F, 10.813% 5/20/44 (d)		479,000	474,760
Class G, 10% 5/20/44 (d)		673,000	566,740
Morgan Stanley Capital I, Inc.:
Series 1997-RR Class G1, 7.5554% 4/30/39 (d)(f)		4,559,320	614,049
Series 1998-CF1 Class F, 7.35% 7/15/32 (d)		2,020,000	2,033,798
Series 1998-HF2:
Class F, 6.01% 11/15/30 (d)		5,935,000	5,956,313
Class G, 6.01% 11/15/30 (d)		8,985,745	8,905,784
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (d)		2,106,170	1,263,702
Class N, 6.54% 3/15/32 (d)		293,786	47,006
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Dean Witter Capital I Trust Series 2000-LIFE Class H, 6.5% 11/15/36 (d)		$ 773,000	$ 780,368
Mortgage Capital Funding, Inc. Series 1997-MC2 Class F, 7.214% 11/20/27 (d)		9,381,364	9,346,463
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (d)		6,500,000	6,171,094
Class G, 5% 8/20/30 (d)		1,315,000	1,099,920
Series 1999-1 Class H, 6% 1/20/31 (d)		1,340,000	1,323,797
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (d)		7,453,000	7,437,324
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. floater Series 1996-PML Class M, 7.9% 11/15/26 (d)		5,862,000	5,970,732
Prudential Securities Secured Financing Corp. Series 1998-C1 Class F, 6.9122% 2/15/13 (d)(f)		3,765,000	3,943,788
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (d)	CAD	1,170,000	915,315
Class G, 4.456% 9/12/38 (d)	CAD	585,000	445,072
Class H, 4.456% 9/12/38 (d)	CAD	390,000	261,376
Class J, 4.456% 9/12/38 (d)	CAD	390,000	243,321
Class K, 4.456% 9/12/38 (d)	CAD	195,000	107,803
Class L, 4.456% 9/12/38 (d)	CAD	281,000	149,870
Class M, 4.456% 9/12/38 (d)	CAD	1,413,000	500,641
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	1,185,259
Class G, 4.57% 4/12/23	CAD	505,000	379,588
Class H, 4.57% 4/12/23	CAD	505,000	336,192
Class J, 4.57% 4/12/23	CAD	505,000	308,193
Class K, 4.57% 4/12/23	CAD	253,000	141,824
Class L, 4.57% 4/12/23	CAD	757,000	410,395
Class M, 4.57% 4/12/23	CAD	2,222,418	853,254
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 9.0093% 1/15/19 (b)(d)(f)		399,513	0
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 1999-C1 Class H, 7% 5/18/32 (d)(f)		2,500,000	2,499,804
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (d)(f)		2,150,000	2,052,777
Class F6, 6.5% 2/18/34 (d)(f)		475,000	423,564
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (d)		1,105,000	1,021,044
TERRA LNR I Series 2006-G, 7.5813% 6/15/17 (d)(f)		475,743	461,471
Wachovia Bank Commercial Mortgage Trust Series 2004-C15 Class 175C, 5.8479% 10/15/41 (d)(f)		1,250,000	1,140,640

		Principal Amount (c)	Value
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 10.86% 9/25/26 (d)(f)		$ 4,815,000	$ 4,158,354
Washington Mutual Multi-family Mortgage LLC Series 2001-1 Class B4, 7.184% 10/18/31 (d)(f)		5,163,000	5,461,256
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $310,444,953)			332,746,489
Preferred Stocks - 5.3%
	Shares
Convertible Preferred Stocks - 0.2%
Healthcare - 0.2%
Health Care REIT, Inc. 7.50%	40,000	1,178,400
Nonconvertible Preferred Stocks - 5.1%
Banks and Thrifts - 0.3%
MFH Financial Trust I 9.50% (d)	16,845	1,684,500
Homebuilding/Real Estate - 4.4%
Annaly Capital Management, Inc. Series A, 7.875%	97,720	2,320,850
Anthracite Capital, Inc.:
Series C, 9.375%	1,830	38,247
Series D, 8.25%	32,700	604,950
Apartment Investment & Management Co.:
Series G, 9.375%	16,500	422,400
Series T, 8.00%	103,000	2,547,190
Series U, 7.75%	16,000	393,280
Cedar Shopping Centers, Inc. 8.875%	46,400	1,164,640
CenterPoint Properties Trust Series D, 5.377%	2,775	2,275,500
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	107,000	2,666,440
Hersha Hospitality Trust Series A, 8.00%	38,676	949,496
iStar Financial, Inc. Series I, 7.50%	30,000	667,200
Lexington Realty Trust 7.55%	20,000	457,200
Mid-America Apartment Communities, Inc. Series H, 8.30%	103,000	2,576,030
PS Business Parks, Inc. (depositary shares) Series L, 7.60%	44,000	1,056,000
Public Storage Series M, 6.625%	81,000	1,853,280
Realty Income Corp. 6.75%	50,000	1,157,500
Strategic Hotel & Resorts, Inc.:
Series B, 8.25%	88,000	2,147,200
Series C, 8.25%	22,820	549,049
Taubman Centers, Inc. Series G, 8.00%	40,000	998,000
		24,844,452
Hotels - 0.4%
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	948,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Hotels - continued
Innkeepers USA Trust Series C, 8.00%	35,000	$ 634,375
Red Lion Hotels Capital Trust 9.50%	29,250	754,650
		2,337,025
TOTAL NONCONVERTIBLE PREFERRED STOCKS		28,865,977
TOTAL PREFERRED STOCKS (Cost $31,222,762)		30,044,377
Floating Rate Loans - 4.9%
	Principal Amount (c)
Healthcare - 0.2%
Community Health Systems, Inc.:
term loan 7.7563% 7/25/14 (f)	$ 938,128	905,294
Tranche DD, term loan 7/25/14 (a)(f)	61,872	59,706
		965,000
Homebuilding/Real Estate - 2.8%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (f)	2,930,263	2,813,052
General Growth Properties, Inc. Tranche A1, term loan 6.58% 2/24/10 (f)	4,114,474	3,991,039
LandSource Communities Development LLC:
Tranche 2LN, term loan 9.9988% 2/27/14 (f)	1,960,000	1,754,200
Tranche B 1LN, term loan 8.2488% 2/27/13 (f)	2,670,550	2,403,495
MDS Realty Holdings LLC:
Tranche M1, term loan 7.58% 1/8/08 (f)	1,138,326	1,138,326
Tranche M3, term loan 8.83% 1/8/08 (f)	1,241,810	1,241,810
Tishman Speyer Properties term loan 7.08% 12/27/12 (f)	2,451,000	2,352,960
		15,694,882
Leisure - 0.6%
Intrawest Resorts term loan 7.6225% 10/25/07 (f)	3,272,014	3,190,213
Super Retail - 1.3%
The Pep Boys - Manny, Moe & Jack term loan 7.54% 10/27/13 (f)	3,472,000	3,393,880
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (f)	4,370,000	4,271,675
		7,665,555

	Principal Amount (c)	Value
Telecommunications - 0.0%
Crown Castle International Corp. Tranche B, term loan 6.8385% 3/6/14 (f)	$ 159,600	$ 151,620
TOTAL FLOATING RATE LOANS (Cost $28,642,233)		27,667,270
Preferred Securities - 1.7%

Diversified Financial Services - 0.5%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (d)	1,100,000	492,594
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)	2,140,000	1,177,000
Ipswich Street CDO Series 2006-1, 6/27/46 (d)	2,515,000	1,006,000
Kent Funding III Ltd. 11/5/47 (d)	1,100,000	385,000
		3,060,594
Homebuilding/Real Estate - 1.2%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	3,000,000	2,748,741
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (d)	2,730,000	2,886,413
Crest G-Star Ltd. Series 2001-2A Class PS, 2/25/32 (d)	1,100,000	935,242
		6,570,396
TOTAL PREFERRED SECURITIES (Cost $13,488,822)		9,630,990
Cash Equivalents - 4.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
5.02%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Treasury Obligations) #	$ 2,778,548	2,777,000
5.06%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Treasury Obligations) #	20,791,678	20,780,000
TOTAL CASH EQUIVALENTS (Cost $23,557,000)		23,557,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $569,181,678)	565,612,158
NET OTHER ASSETS - 0.1%	443,547
NET ASSETS - 100%	$ 566,055,705
Currency Abbreviation
CAD	-	Canadian dollar
Legend

(a) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $61,872 and $59,706, respectively. The coupon rate will be determined at time of settlement.

(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $376,262,014 or 66.5% of net assets.

(e) Partial interest payment received on the last interest payment date.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,600,755 or 1.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$ 1,048,063
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates: Class B3, 7% 9/25/41	5/21/03	$ 632,318
Class B4, 7% 9/25/41	11/2/01	$ 158,353
Class B5, 7% 9/25/41	11/2/01	$ 182,224
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates: Class B3, 5.75% 12/25/42	3/25/03	$ 1,720,686
Class B4, 5.75% 12/25/42	3/25/03	$ 721,795
Class B5, 5.75% 12/25/42	3/25/03	$ 330,919
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates: Class 2B4, 6.1774% 6/25/43	9/29/03	$ 137,274
Class 2B5, 6.1774% 6/25/43	9/29/03	$ 37,095
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 4,528,125
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 8.005% 6/25/35	6/3/05	$ 943,960
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,777,000 due 9/04/07 at 5.02%
Banc of America Securities LLC	$ 242,702
Citigroup Global Markets, Inc.	882,479
Lehman Brothers, Inc.	746,713
UBS Securities LLC	905,106
$ 2,777,000
$20,780,000 due 9/04/07 at 5.06%
BNP Paribas Securities Corp.	$ 3,295,696
Dresdner Kleinwort Securities LLC	2,148,728
Lehman Brothers, Inc.	5,503,812
Merrill Lynch Government Securities, Inc.	9,831,764
$ 20,780,000
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $569,182,237. Net unrealized depreciation aggregated $3,570,079, of which $31,107,031 related to appreciated investment securities and $34,677,110 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Dealers who make markets in below investment grade securities, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 30, 2007